UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

Money Market Funds	April 30, 2011

UBS Liquid Assets Fund
Annual Report April 30, 2011

UBS Liquid Assets Fund

June 15, 2011

Dear shareholder,
We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2011.

Performance
While the US economy continued to expand, continued elevated unemployment caused the Federal Reserve Board (the “Fed”) to maintain the federal funds rate at a historically low range of between 0.00% and 0.25% during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This caused the yields of the securities in which the Fund invests to remain extremely low, which, in turn, impacted the Fund’s yield.

UBS Liquid Assets Fund Investment goals: Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager: Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of April 30, 2011 was 0.18%, compared to 0.16% on April 30, 2010. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy expanded during the reporting period, there continued to be several areas of weakness. These included elevated unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 1.7% during the second quarter of 2010, followed by third and fourth quarter GDP growth of 2.6% and 3.1%, respectively. The Commerce Department then reported that its advance estimate for first quarter 2011 GDP growth was 1.8%. The US economy has now expanded for seven consecutive quarters.

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UBS Liquid Assets Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth and increased inflationary pressures, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate in a historically low range of 0.00% to 0.25%. Additionally, in November 2010, the Fed launched another round of quantitative easing in an attempt to stimulate the economy, introducing a plan that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (or “WAM,” which is the average maturity of the securities in the portfolio) during the fiscal year. At the start of the reporting period, the Fund’s WAM was 38 days. We later moved to extend it in order to generate incremental yield. As of April 30, 2011, the Fund’s WAM was 53 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a greater-than-usual level of diversification over the 12-month period by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the reporting period, however, we slightly increased the size of our positions in single issuers, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	In terms of securities, we increased the Fund’s exposure to certificates of deposit, as well as modestly increasing its allocations to US government and agency obligations, short-term corporate obligations and bank notes. During the first half of the reporting period, we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries. During the second half of the reporting period, we reduced our exposure to repurchase agreements, as the Treasury market experienced some supply/demand challenges that lowered the yield on repurchase agreements. (Repurchase

2

UBS Liquid Assets Fund

agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy surprised investors with its resiliency in 2010. Looking ahead, the economy appears to have enough momentum to continue expanding. However, several factors could temper growth rates as the year progresses. While we are starting to see some signs of improvement in the labor market, unemployment remains stubbornly high, and there are continued strains in the housing market. In addition, the spike in oil prices, which surpassed $100 a barrel in the first quarter of 2011 given the geopolitical events in the Middle East and Northern Africa, could put a further damper on consumer spending. There are also uncertainties surrounding the devastation in Japan and the ongoing sovereign debt crisis in Europe. In the US, the Fed remains clearly on hold for now in terms of the federal funds rate. However, certain members of the Federal Open Market Committee, the group within the Fed that determines monetary policy, have started to openly discuss the need to raise interest rates in the future to ward off inflation. This could impact the yields available from money market securities later in the year.

Q.	How have regulatory actions impacting money market funds affected how you manage the Fund?
A.	In 2010, the US Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments imposed new liquidity, credit quality, and maturity limits. They also enhanced disclosure requirements. Beginning on October 7, 2010, the Fund began disclosing, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. Also, beginning January 31, 2011, the Fund began including a link on UBS’s Web site to more detailed Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2011. The views and opinions in the letter were current as of June 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
 The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
 The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[1]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,001.00	$0.30	0.06%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.30	0.06

[1]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates.While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.18%	0.23%	0.16%

Seven-day effective yield[1]	0.18	0.23	0.16

Weighted average maturity[2]	53 days	49 days	38 days

Net assets (mm)	$2,209.4	$2,324.2	$2,205.7

Portfolio composition[3]	04/30/11	10/31/10	04/30/10

Commercial paper	41.6%	46.4%	48.7%

US government and agency obligations	24.8	21.0	24.1

Certificates of deposit	20.9	21.1	15.1

Repurchase agreements	8.4	10.8	10.7

Short-term corporate obligations	2.5	0.7	1.4

Bank note	1.0	—	—

Other assets in excess of liabilities	0.8	0.0 [4]	0.0 [4]

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—24.81%

Federal Farm Credit Bank
0.060%, due 06/14/11[1]	$15,000,000	$14,998,900

0.230%, due 11/08/11[1]	10,000,000	9,987,797

Federal Home Loan Bank
0.280%, due 05/07/11[2]	20,000,000	20,000,000

0.200%, due 05/13/11[1]	10,000,000	9,999,333

0.500%, due 05/17/11[1]	14,000,000	13,996,889

0.100%, due 05/25/11[1]	50,000,000	49,996,667

0.580%, due 05/27/11	14,000,000	14,000,000

0.300%, due 06/15/11[2]	20,000,000	20,000,000

0.270%, due 06/30/11[2]	29,500,000	29,500,000

0.280%, due 07/12/11[2]	21,000,000	21,000,000

0.270%, due 02/17/12[1]	22,000,000	21,951,820

0.450%, due 03/06/12	3,500,000	3,500,000

Federal Home Loan Mortgage Corp.*
0.330%, due 05/02/11[1]	26,000,000	25,999,762

0.300%, due 05/16/11[1]	25,000,000	24,996,875

0.230%, due 08/23/11[1]	36,000,000	35,973,780

0.220%, due 11/01/11[1]	25,000,000	24,971,889

Federal National Mortgage Association*
0.090%, due 05/23/11[1]	25,000,000	24,998,625

0.410%, due 07/06/11[1]	25,000,000	24,981,208

US Treasury Bills
0.190%, due 05/26/11[1]	22,000,000	21,997,097

0.295%, due 07/28/11[1]	25,000,000	24,981,972

0.155%, due 09/22/11[1]	40,000,000	39,975,200

US Treasury Notes
0.875%, due 05/31/11	20,000,000	20,011,579

1.000%, due 12/31/11	10,000,000	10,050,893

0.875%, due 02/29/12	20,000,000	20,085,293

1.000%, due 04/30/12	20,000,000	20,125,273

Total US government and agency obligations (cost—$548,080,852)		548,080,852

8

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Bank note—1.00%

Banking-US—1.00%
Bank of America N.A.
0.160%, due 05/11/11 (cost—$22,000,000)	$22,000,000	$22,000,000

Certificates of deposit—20.86%

Banking-non-US—20.86%
Abbey National Treasury Services PLC
0.381%, due 07/18/11[2]	11,000,000	11,000,000

0.626%, due 07/18/11[2]	24,000,000	24,000,000

Bank of Nova Scotia
0.200%, due 05/02/11[2]	10,000,000	10,000,000

0.250%, due 06/23/11	25,000,000	25,000,000

0.230%, due 07/05/11	20,000,000	20,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/03/11	10,000,000	10,000,000

Barclays Bank PLC
0.714%, due 05/17/11[2]	11,500,000	11,502,215

BNP Paribas SA
0.428%, due 07/15/11[2]	11,000,000	11,000,000

0.470%, due 11/01/11	20,000,000	20,006,116

Canadian Imperial Bank of Commerce
0.180%, due 07/20/11	10,000,000	10,000,000

Credit Industriel et Commercial
0.290%, due 07/08/11	22,000,000	22,000,208

Lloyds TSB Bank PLC
0.475%, due 07/19/11[2]	24,000,000	24,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.335%, due 05/09/11	22,000,000	22,000,000

Mizuho Corporate Bank Ltd.
0.260%, due 05/24/11	23,000,000	23,000,000

0.270%, due 05/26/11	10,000,000	10,000,000

National Australia Bank Ltd.
0.291%, due 05/10/11[2]	5,000,000	5,000,000

0.301%, due 07/14/11[2]	10,000,000	10,000,000

0.295%, due 07/19/11[2]	5,000,000	4,999,514

9

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.320%, due 07/07/11	$22,000,000	$22,000,205

0.403%, due 07/13/11[2]	10,000,000	10,000,000

Nordea Bank Finland
0.250%, due 06/10/11	6,000,000	6,000,000

Rabobank Nederland NV
0.296%, due 05/18/11[2]	8,000,000	8,000,000

0.240%, due 06/10/11	10,000,000	10,000,000

0.250%, due 06/10/11	22,000,000	22,000,000

Royal Bank of Canada
0.270%, due 05/02/11[2]	10,000,000	10,000,000

0.285%, due 05/02/11[2]	9,500,000	9,500,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[2]	24,000,000	24,000,000

Sumitomo Mitsui Banking Corp.
0.300%, due 05/04/11	20,000,000	20,000,000

Svenska Handelsbanken
0.270%, due 07/05/11	35,000,000	35,000,631

Westpac Banking Corp.
0.280%, due 05/02/11[2]	11,000,000	11,000,000

Total certificates of deposit (cost—$461,008,889)		461,008,889

Commercial paper[1]—41.57%

Asset backed-banking—1.13%
Atlantis One Funding
0.200%, due 08/01/11	25,000,000	24,987,222

Asset backed-miscellaneous—18.65%
Atlantic Asset Securitization LLC
0.190%, due 05/10/11	15,000,000	14,999,288

0.240%, due 05/19/11	25,000,000	24,997,000

0.250%, due 06/02/11	20,000,000	19,995,556

Bryant Park Funding LLC
0.090%, due 05/02/11	25,000,000	24,999,937

Chariot Funding LLC
0.160%, due 05/12/11	25,000,000	24,998,778

10

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Fairway Finance Co. LLC
0.170%, due 05/19/11	$25,000,000	$24,997,875

Falcon Asset Securitization Corp.
0.160%, due 05/18/11	20,000,000	19,998,489

Gotham Funding Corp.
0.250%, due 05/05/11	28,000,000	27,999,222

Jupiter Securitization Co. LLC
0.160%, due 05/17/11	35,000,000	34,997,511

LMA Americas LLC
0.240%, due 07/18/11	6,125,000	6,121,815

Market Street Funding LLC
0.270%, due 05/10/11	6,000,000	5,999,595

0.190%, due 06/14/11	20,000,000	19,995,356

0.220%, due 07/20/11	20,032,000	20,022,207

Old Line Funding Corp.
0.250%, due 06/20/11	20,000,000	19,993,056

0.200%, due 07/21/11	20,000,000	19,991,000

Regency Markets No.1 LLC
0.190%, due 05/25/11	15,000,000	14,998,100

Thunderbay Funding
0.250%, due 06/07/11	20,000,000	19,994,861

0.250%, due 06/15/11	27,000,000	26,991,562

Windmill Funding Corp.
0.160%, due 05/18/11	10,000,000	9,999,244

0.170%, due 05/20/11	30,000,000	29,997,308

		412,087,760

Asset backed-securities—3.12%
Argento Variable Funding Co. LLC
0.230%, due 06/03/11	10,000,000	9,997,892

0.280%, due 07/07/11	10,000,000	9,994,789

Grampian Funding LLC
0.320%, due 05/03/11	16,000,000	15,999,715

0.230%, due 06/15/11	11,000,000	10,996,837

0.310%, due 06/22/11	22,000,000	21,990,149

		68,979,382

11

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Banking-non-US—2.95%
ANZ National International Ltd.
0.330%, due 05/09/11	$10,000,000	$9,999,267

Commonwealth Bank of Australia
0.320%, due 05/06/11[2,3]	10,000,000	9,999,556

0.260%, due 06/02/11	14,200,000	14,196,718

Kreditanstalt für Wiederaufbau
0.245%, due 06/10/11	22,000,000	21,994,011

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[2,3]	9,000,000	9,000,000

		65,189,552

Banking-US—12.39%
Barclays US Funding Corp.
0.260%, due 06/23/11	20,000,000	19,992,344

BNP Paribas Finance
0.340%, due 05/05/11	20,000,000	19,999,245

Danske Corp.
0.160%, due 05/31/11	20,000,000	19,997,333

Deutsche Bank Financial LLC
0.340%, due 05/18/11	19,900,000	19,896,805

Dexia Delaware LLC
0.120%, due 05/02/11	20,000,000	19,999,933

0.230%, due 05/04/11	25,000,000	24,999,521

0.220%, due 05/05/11	20,000,000	19,999,511

ING (US) Funding LLC
0.110%, due 05/03/11	20,000,000	19,999,878

0.240%, due 08/05/11	10,000,000	9,993,600

JPMorgan Chase & Co.
0.240%, due 07/11/11	10,000,000	9,995,267

Natixis US Finance Co. LLC
0.360%, due 07/01/11	30,000,000	29,981,700

Societe Generale N.A., Inc.
0.430%, due 06/06/11	10,000,000	9,995,700

0.420%, due 07/11/11	27,000,000	26,977,635

0.450%, due 10/07/11	22,000,000	21,956,275

		273,784,747

12

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—(concluded)

Finance-captive automotive—0.68%
Toyota Motor Credit Corp.
0.240%, due 06/03/11	$15,000,000	$14,996,700

Insurance-life—0.68%
AXA Financial, Inc.
0.210%, due 05/05/11	15,000,000	14,999,650

Pharmaceuticals—1.06%
Sanofi-Aventis
0.240%, due 06/17/11	23,500,000	23,492,637

Supranational—0.91%
European Investment Bank
0.250%, due 06/24/11	20,000,000	19,992,500

Total commercial paper (cost—$918,510,150)		918,510,150

Short-term corporate obligations—2.53%

Automotive OEM—1.40%
American Honda Finance Corp.
0.274%, due 05/04/11[2,3]	31,000,000	31,000,027

Banking-non-US—0.50%
Westpac Securities NZ Ltd.
0.386%, due 05/04/11[2,3]	11,000,000	11,000,000

Supranational—0.63%
European Investment Bank
0.160%, due 07/07/11[1]	14,000,000	13,995,831

Total short-term corporate obligations (cost—$55,995,858)		55,995,858

Repurchase agreements—8.43%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC, 0.030% due 05/02/11, collateralized by $101,924,000 Federal Home Loan Mortgage Corp. obligations, 0.230% due 10/12/12; (value—$102,000,443); proceeds: $100,000,250	100,000,000	100,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank Securities, 0.030% due 05/02/11, collateralized by $87,628,800 US Treasury Notes, 0.375% due 08/31/12; (value—$87,720,058); proceeds: $86,000,215	86,000,000	86,000,000

13

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $208,593 US Treasury Notes, 3.125% due 04/30/17; (value—$220,463); proceeds: $216,000	$216,000	$216,000

Total repurchase agreements (cost—$186,216,000)		186,216,000

Total investments (cost—$2,191,811,749 which approximates cost for federal income tax purposes)—99.20%		2,191,811,749

Other assets in excess of liabilities—0.80%		17,604,715

Net assets (applicable to 2,209,417,625 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$2,209,416,464

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.76% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

14

UBS Liquid Assets Fund
Statement of net assets—April 30, 2011

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$548,080,852	$—	$548,080,852

Bank note	—	22,000,000	—	22,000,000

Certificates of deposit	—	461,008,889	—	461,008,889

Commercial paper	—	918,510,150	—	918,510,150

Short-term corporate obligations	—	55,995,858	—	55,995,858

Repurchase agreements	—	186,216,000	—	186,216,000

Total	$—	$2,191,811,749	$—	$2,191,811,749

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	71.1%

United Kingdom	5.2

France	5.0

Japan	4.6

Australia	3.9

Canada	3.9

Netherlands	1.8

Sweden	1.6

Luxembourg	1.6

Germany	1.0

Finland	0.3

Total	100.0%

Weighted average maturity—53 days

See accompanying notes to financial statements

15

UBS Liquid Assets Fund
Statement of operations

For the year ended
April 30, 2011

Investment income:
Interest	$6,740,329

Expenses:
Investment advisory and administration fees	718,927

Transfer agency fees	613,870

Custody and accounting fees	323,003

State registration fees	127,350

Professional fees	113,106

Reports and notices to shareholders	94,093

Insurance fees	64,508

Trustees’ fees	29,965

Other expenses	22,281

2,107,103

Less: Fee waivers by investment advisor and administrator	(718,927)

Net expenses	1,388,176

Net investment income	5,352,153

Net realized loss	(3,203)

Net increase in net assets resulting from operations	$5,348,950

See accompanying notes to financial statements

16

UBS Liquid Assets Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$5,352,153	$6,229,601

Net realized gain (loss)	(3,203)	3,490

Net increase in net assets resulting from operations	5,348,950	6,233,091

Dividends and distributions to shareholders from:
Net investment income	(5,352,153)	(6,229,601)

Net realized gains	—	(30,948)

Total dividends and distributions to shareholders	(5,352,153)	(6,260,549)

Net increase (decrease) in net assets from beneficial
interest transactions	3,741,836	(683,219,564)

Net increase (decrease) in net assets	3,738,633	(683,247,022)

Net assets:
Beginning of year	2,205,677,831	2,888,924,853

End of year	$2,209,416,464	$2,205,677,831

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Liquid Assets Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.002	0.002	0.019	0.045	0.052

Dividends from net investment income	(0.002)	(0.002)	(0.019)	(0.045)	(0.052)

Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]

Total dividends and distributions	(0.002)	(0.002)	(0.019)	(0.045)	(0.052)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	0.22%	0.23%	1.89%	4.59%	5.28%

Ratios to average net assets: Expenses before fee waivers by advisor and administrator	0.09%	0.10%	0.10%	0.16%	0.21%

Expenses after fee waivers by advisor and administrator	0.06%	0.07%	0.07%	0.09%	0.14%

Net investment income	0.22%	0.24%	1.79%	4.20%	5.16%

Supplemental data: Net assets, end of year (000’s)	$2,209,416	$2,205,678	$2,888,925	$2,093,725	$658,031

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

18

UBS Liquid Assets Fund
Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

19

UBS Liquid Assets Fund
Notes to financial statements

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

20

UBS Liquid Assets Fund
Notes to financial statements

Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

Investment advisor and administrator The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under

21

UBS Liquid Assets Fund
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2011 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2011, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $1,782,711,302. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

22

UBS Liquid Assets Fund
Notes to financial statements

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2011, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2011, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$62,476

Other accrued expenses	308,066

At April 30, 2011, the components of net assets were as follows:

Accumulated paid in capital	$2,209,415,417

Accumulated net realized gain	1,047

Net assets	$2,209,416,464

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2011	2010

Shares sold	13,808,897,418	13,286,808,616

Shares repurchased	(13,810,455,150)	(13,976,411,725)

Dividends reinvested	5,299,568	6,383,545

Net increase (decrease) in shares outstanding	3,741,836	(683,219,564)

		23

UBS Liquid Assets Fund
Notes to financial statements

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2011 and April 30, 2010 was ordinary income.

At April 30, 2011, the components of accumulated earnings on a tax basis were undistributed ordinary income of $66,726 and accumulated capital and other losses of $3,203.

At April 30, 2011, the Fund had a capital loss carryforward of $3,203. This carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire on April 30, 2019.

As of and during the year ended April 30, 2011, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2011, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Liquid Assets Fund
Report of Ernst & Young LLP, independent
registered public accounting firm

The Board of Trustees and Shareholders of
UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

25

UBS Liquid Assets Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N–MFP.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

(This page has been left blank intentionally)

27

UBS Liquid Assets Fund
Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

28

UBS Liquid Assets Fund
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

29

UBS Liquid Assets Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 76 c/o Keith Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). In addition from 1982 through 1995, Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982–1995).

30

UBS Liquid Assets Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

31

UBS Liquid Assets Fund
Supplemental information (unaudited)

Independent Trustees (continued)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

32

UBS Liquid Assets Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

33

UBS Liquid Assets Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 51 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) (until term-limited) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

34

UBS Liquid Assets Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

35

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

36

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) and head of North America Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

37

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*, 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

38

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

39

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

40

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

43

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44

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45

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46

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Money Market Funds	April 30, 2011

UBS Cash Reserves Fund
Annual Report
April 30, 2011

UBS Cash Reserves Fund

June 15, 2011

Dear shareholder,	UBS Cash Reserves Fund
We present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the 12 months ended April 30, 2011.

Performance
While the US economy continued to expand, continued elevated unemployment caused the Federal Reserve Board (the “Fed”) to maintain the federal funds rate at a historically low range of between 0.00% and 0.25% during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This caused the yields of the securities in which the Fund invests to remain extremely low, which, in turn, impacted the Fund’s yield.
Investment goal:
Provide as high a level of
current interest income as is
consistent with maintaining
liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of April 30, 2011 was 0.01%, compared to 0.01% on April 30, 2010. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy expanded during the reporting period, there continued to be several areas of weakness. These included elevated unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 1.7% during the second quarter of 2010, followed by third and fourth quarter GDP growth of 2.6% and 3.1%, respectively. The Commerce Department then reported that its advance estimate for first quarter 2011 GDP growth was 1.8%. The US economy has now expanded for seven consecutive quarters.

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UBS Cash Reserves Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth and increased inflationary pressures, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate in a historically low range of 0.00% to 0.25%. Additionally, in November 2010, the Fed launched another round of quantitative easing in an attempt to stimulate the economy, introducing a plan that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (or “WAM,” which is the average maturity of the securities in the portfolio) during the fiscal year. At the start of the reporting period, the Fund’s WAM was 31 days. We later moved to extend it in order to generate incremental yield. As of April 30, 2011, the Fund’s WAM was 44 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a greater-than-usual level of diversification over the 12-month period by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the reporting period, however, we slightly increased the size of our positions in single issuers, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	In terms of securities, we increased the Fund’s exposure to US government and agency obligations and certificates of deposit. After slightly paring commercial paper and short-term corporate obligations during the first half of the reporting period, we increased exposure in the second half, ending the year relatively unchanged. Finally, we added a slight exposure to bank notes. During the first half of the reporting period, we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries. During the second half of the reporting period, we reduced our exposure to repurchase agreements, as the Treasury market experienced some

2

UBS Cash Reserves Fund

supply/demand challenges that lowered the yield on repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy surprised investors with its resiliency in 2010. Looking ahead, the economy appears to have enough momentum to continue expanding. However, several factors could temper growth rates as the year progresses. While we are starting to see some signs of improvement in the labor market, unemployment remains stubbornly high, and there are continued strains in the housing market. In addition, the spike in oil prices, which surpassed $100 a barrel in the first quarter of 2011 given the geopolitical events in the Middle East and Northern Africa, could put a further damper on consumer spending. There are also uncertainties surrounding the devastation in Japan and the ongoing sovereign debt crisis in Europe. In the US, the Fed remains clearly on hold for now in terms of the federal funds rate. However, certain members of the Federal Open Market Committee, the group within the Fed that determines monetary policy, have started to openly discuss the need to raise interest rates in the future to ward off inflation. This could impact the yields available from money market securities later in the year.

Q.	How have regulatory actions impacting money market funds affected how you manage the Fund?
A.	In 2010, the US Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments imposed new liquidity, credit quality, and maturity limits. They also enhanced disclosure requirements. Beginning on October 7, 2010, the Fund began disclosing, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b)information regarding its weighted average maturity and weighted average life. Also, beginning January 31, 2011, the Fund began including a link on UBS’s Web site to more detailed Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2011. The views and opinions in the letter were current as of June 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1,  2010 to April 30, 2011.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
 The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid	Expense
	account value	account value[1]	during period[2]	ratio during
	November 1, 2010	April 30, 2011	11/01/10 – 04/30/11	the period

Actual	$1,000.00	$1,000.10	$1.24	0.25%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.55	1.25	0.25

[1]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	44 days	45 days	31 days

Net assets (mm)	$342.7	$282.6	$327.2

Portfolio composition[3]	04/30/11	10/31/10	04/30/10

Commercial paper	45.7%	40.2%	45.2%

US government and agency obligations	23.0	17.8	18.4

Repurchase agreements	13.3	22.4	24.2

Certificates of deposit	12.9	18.6	11.0

Short-term corporate obligations	1.6	1.0	1.2

Bank note	1.5	—	—

Other assets less liabilities	2.0	0.0 [4]	(0.0)[4]

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its compostion will vary over time.

[4]	Represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in the Fund.

7

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—22.96%

Federal Farm Credit Bank
0.310%, due 02/03/12[1]	$2,000,000	$1,995,212

Federal Home Loan Bank
0.280%, due 05/07/11[2]	2,500,000	2,500,000

0.500%, due 05/17/11[1]	2,000,000	1,999,555

0.580%, due 05/27/11	2,000,000	2,000,000

0.270%, due 06/30/11[2]	3,500,000	3,500,000

0.280%, due 07/12/11[2]	3,000,000	3,000,000

Federal Home Loan Mortgage Corp.*
0.200%, due 05/18/11[1]	5,000,000	4,999,528

0.220%, due 06/20/11[1]	6,000,000	5,998,167

0.230%, due 08/23/11[1]	3,000,000	2,997,815

Federal National Mortgage Association*
0.050%, due 05/09/11[1]	2,639,000	2,638,971

0.070%, due 06/20/11[1]	5,000,000	4,999,514

0.070%, due 07/05/11[1]	8,000,000	7,998,989

0.410%, due 07/06/11[1]	5,000,000	4,996,242

US Treasury Bills
0.190%, due 05/26/11[1]	3,000,000	2,999,604

0.291%, due 07/28/11[1]	3,000,000	2,997,866

US Treasury Notes
0.875%, due 05/31/11	7,000,000	7,004,039

4.875%, due 05/31/11	5,000,000	5,019,016

1.125%, due 01/15/12	2,000,000	2,012,997

0.875%, due 02/29/12	7,000,000	7,029,158

1.000%, due 04/30/12	2,000,000	2,012,527

Total US government and agency obligations (cost—$78,699,200)		78,699,200

Bank note—1.46%

Banking-US—1.46%
Bank of America N.A.
0.160%, due 05/11/11 (cost—$5,000,000)	5,000,000	5,000,000

8

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—12.91%

Banking-non-US—12.91%
Abbey National Treasury Services PLC
0.381%, due 07/18/11[2]	$1,500,000	$1,500,000

0.626%, due 07/18/11[2]	3,000,000	3,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/10/11	3,000,000	3,000,000

Barclays Bank PLC
0.714%, due 05/17/11[2]	5,000,000	5,000,963

BNP Paribas SA
0.428%, due 07/15/11[2]	1,000,000	1,000,000

Canadian Imperial Bank of Commerce
0.311%, due 05/27/11[2]	5,000,000	5,000,194

Credit Industriel et Commercial
0.290%, due 07/08/11	3,000,000	3,000,028

Lloyds TSB Bank PLC
0.475%, due 07/19/11[2]	3,000,000	3,000,000

Mizuho Corporate Bank Ltd.
0.260%, due 05/24/11	3,000,000	3,000,000

0.270%, due 05/26/11	3,000,000	3,000,000

National Australia Bank Ltd.
0.291%, due 05/10/11[2]	500,000	500,000

0.301%, due 07/14/11[2]	2,500,000	2,500,000

0.295%, due 07/19/11[2]	500,000	499,952

Natixis
0.340%, due 05/02/11[2]	2,500,000	2,500,000

0.403%, due 07/13/11[2]	2,000,000	2,000,000

Royal Bank of Canada
0.270%, due 05/02/11[2]	1,250,000	1,250,000

0.285%, due 05/02/11[2]	1,000,000	1,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[2]	2,500,000	2,500,000

Westpac Banking Corp.
0.280%, due 05/02/11[2]	1,000,000	1,000,000

Total certificates of deposit (cost—$44,251,137)		44,251,137

9

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—45.73%

Asset backed-banking—1.75%
Atlantis One Funding
0.350%, due 05/27/11	$3,000,000	$2,999,242

0.200%, due 08/01/11	3,000,000	2,998,467

		5,997,709

Asset backed-miscellaneous—23.21%
Amsterdam Funding Corp.
0.160%, due 05/20/11	5,000,000	4,999,578

Atlantic Asset Securitization LLC
0.200%, due 05/10/11	3,000,000	2,999,850

0.270%, due 06/02/11	3,000,000	2,999,280

Barton Capital LLC
0.180%, due 05/09/11	5,000,000	4,999,800

Bryant Park Funding LLC
0.210%, due 05/04/11	4,027,000	4,026,930

Chariot Funding LLC
0.160%, due 05/18/11	6,000,000	5,999,547

Falcon Asset Securitization Corp.
0.260%, due 05/03/11	5,000,000	4,999,928

0.260%, due 05/11/11	3,000,000	2,999,783

Jupiter Securitization Co. LLC
0.260%, due 06/02/11	5,000,000	4,998,844

Liberty Street Funding LLC
0.190%, due 05/02/11	6,000,000	5,999,968

LMA Americas LLC
0.300%, due 05/06/11	3,300,000	3,299,862

0.220%, due 05/31/11	3,000,000	2,999,450

Market Street Funding LLC
0.230%, due 07/13/11	7,231,000	7,227,628

Old Line Funding Corp.
0.170%, due 05/12/11	5,000,000	4,999,740

Regency Markets No.1 LLC
0.200%, due 05/12/11	2,000,000	1,999,878

Salisbury Receivables Co. LLC
0.170%, due 05/09/11	5,000,000	4,999,811

10

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.270%, due 05/10/11	$4,000,000	$3,999,730

Windmill Funding Corp.
0.160%, due 05/20/11	5,000,000	4,999,578

		79,549,185

Asset backed-securities—2.61%
Argento Variable Funding Co. LLC
0.280%, due 07/12/11	2,000,000	1,998,880

Ciesco LLC
0.170%, due 05/11/11	4,955,000	4,954,766

Grampian Funding LLC
0.270%, due 07/14/11	2,000,000	1,998,890

		8,952,536

Banking-non-US—10.21%
ANZ National International Ltd.
0.330%, due 05/09/11	2,000,000	1,999,853

Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/12/11	2,500,000	2,497,354

Commonwealth Bank of Australia
0.320%, due 05/06/11[2,3]	1,000,000	999,956

0.260%, due 06/02/11	5,000,000	4,998,844

Credit Suisse
0.200%, due 07/14/11	5,000,000	4,997,944

Dnb NOR ASA
0.250%, due 05/02/11	5,000,000	4,999,965

Kreditanstalt für Wiederaufbau
0.245%, due 06/10/11	5,000,000	4,998,639

Sumitomo Mitsui Banking Corp.
0.240%, due 06/01/11	2,000,000	1,999,587

Svenska Handelsbanken
0.300%, due 06/09/11[3]	5,000,000	4,998,375

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[2,3]	2,500,000	2,500,000

		34,990,517

11

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[1]—(concluded)

Banking-US—5.47%
Deutsche Bank Financial LLC
0.340%, due 05/18/11	$2,400,000	$2,399,615

ING (US) Funding LLC
0.270%, due 05/20/11	3,350,000	3,349,522

0.240%, due 08/05/11	3,000,000	2,998,080

JPMorgan Chase & Co.
0.240%, due 07/11/11	4,000,000	3,998,107

Natixis US Finance Co. LLC
0.420%, due 05/09/11	2,000,000	1,999,813

Societe Generale N.A., Inc.
0.430%, due 06/06/11	2,000,000	1,999,140

0.450%, due 10/07/11	2,000,000	1,996,025

		18,740,302

Finance-noncaptive diversified—0.58%
General Electric Capital Corp.
0.250%, due 09/01/11	2,000,000	1,998,292

Insurance-life—0.88%
Massachusetts Mutual Life Insurance Co.
0.180%, due 05/17/11	3,000,000	2,999,760

Pharmaceuticals—1.02%
Sanofi-Aventis
0.240%, due 06/17/11	3,500,000	3,498,903

Total commercial paper (cost—$156,727,204)		156,727,204

Short-term corporate obligations—1.61%

Automotive OEM—1.17%
American Honda Finance Corp.
0.274%, due 05/04/11[2,3]	4,000,000	4,000,003

Banking-non-US—0.44%
Westpac Securities NZ Ltd.
0.386%, due 05/04/11[2,3]	1,500,000	1,500,000

Total short-term corporate obligations (cost—$5,500,003)		5,500,003

12

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—13.27%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC, 0.030% due 05/02/11, collateralized by $10,207,000 Federal Home Loan Mortgage Corp. obligations, 0.173% due 03/21/13; (value—$10,200,365); proceeds: $10,000,025	$10,000,000	$10,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank Securities, 0.030% due 05/02/11, collateralized by $34,641,300 US Treasury Bonds, 4.500% due 05/15/38; (value—$35,904,012); proceeds: $35,200,088	35,200,000	35,200,000

Repurchase agreement dated 04/29/11 with State Street Bank & Trust Co., 0.010% due 05/02/11, collateralized by $265,569 US Treasury Notes, 3.125% due 04/30/17; (value—$280,682); proceeds: $275,000	275,000	275,000

Total repurchase agreements (cost—$45,475,000)		45,475,000

Total investments (cost—$335,652,544 which approximates cost for federal income tax purposes)—97.94%		335,652,544

Other assets in excess of liabilities—2.06%		7,072,986

Net assets (applicable to 342,749,021 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$342,725,530

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.08% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

13

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/10	04/30/11	04/30/11	04/30/11	04/30/11

UBS Private Money
Market Fund LLC	$—	$3,060,000	$3,060,000	$—	$195

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$78,699,200	$—	$78,699,200

Bank note	—	5,000,000	—	5,000,000

Certificates of deposit	—	44,251,137	—	44,251,137

Commercial paper	—	156,727,204	—	156,727,204

Short-term corporate obligations	—	5,500,003	—	5,500,003

Repurchase agreements	—	45,475,000	—	45,475,000

Total	$—	$335,652,544	$—	$335,652,544

14

UBS Cash Reserves Fund
Statement of net assets—April 30, 2011

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	74.2%

United Kingdom	5.1

Australia	4.9

France	3.6

Japan	3.3

Canada	2.2

Norway	1.5

Germany	1.5

Sweden	1.5

Switzerland	1.5

Luxembourg	0.7

Total	100.0%

Weighted average maturity—44 days

See accompanying notes to financial statements

15

UBS Cash Reserves Fund
Statement of operations

For the year ended
April 30, 2011

Investment income:
Interest	$892,397

Affiliated securities lending income	195

892,592

Expenses:
Investment advisory and administration fees	1,060,256

Transfer agency and related services fees	592,348

Professional fees	112,666

State registration fees	62,165

Reports and notices to shareholders	46,125

Custody and accounting fees	43,304

Trustees’ fees	14,504

Insurance fees	8,751

Other expenses	9,932

1,950,051

Less: Fee waivers and/or expense reimbursements by investment advisor and administrator	(1,089,621)

Net expenses	860,430

Net investment income	32,162

Net realized loss	(645)

Net increase in net assets resulting from operations	$31,517

See accompanying notes to financial statements

16

UBS Cash Reserves Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$32,162	$60,556

Net realized gain (loss)	(645)	4,370

Net increase in net assets resulting from operations	31,517	64,926

Dividends and distributions to shareholders from:
Net investment income	(32,162)	(60,556)

Net realized gains	(26,935)	(7,656)

Total dividends and distributions to shareholders	(59,097)	(68,212)

Net increase (decrease) in net assets from beneficial
interest transactions	15,514,087	(45,511,448)

Net increase (decrease) in net assets	15,486,507	(45,514,734)

Net assets:
Beginning of year	327,239,023	372,753,757

End of year	$342,725,530	$327,239,023

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2011	2010	2009	2008	2007

Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 [1]	0.000 [1]	0.015	0.042	0.048

Dividends from net
investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)

Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—

Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	0.02%	0.02%	1.49%	4.29%	4.91%

Ratios to average net assets:
Expenses before fee waivers and/or
expense reimbursements by
advisor/administrator and affiliate	0.61%	0.62%	0.58%	0.54%	0.55%

Expenses after fee waivers and/or
expense reimbursements by
advisor/administrator and affiliate	0.27%	0.31%	0.53%	0.48%[3]	0.49%

Net investment income	0.01%	0.02%	1.52%	4.23%	4.81%

Supplemental data:
Net assets, end of year (000’s)	$342,726	$327,239	$372,754	$449,136	$458,710

[1]	Amount represents less than $0.0005 per share.

[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

18

UBS Cash Reserves Fund
Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

19

UBS Cash Reserves Fund
Notes to financial statements

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

20

UBS Cash Reserves Fund
Notes to financial statements

Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund.

21

UBS Cash Reserves Fund
Notes to financial statements

In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2011, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $1,089,621. At April 30, 2011, UBS Global AM owed the Fund $7,281, net of fee waivers/expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $81,000,825. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the year ended April 30, 2011, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $327,239 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

22

UBS Cash Reserves Fund
Notes to financial statements

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2011, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2011, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$558

Other accrued expenses*	213,633

*Excludes investment advisory and administration fees.

At April 30, 2011, the components of net assets were as follows:

Accumulated paid in capital	$342,726,733

Accumulated net realized loss	(1,203)

Net assets	$342,725,530

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2011	2010

Shares sold	2,512,535,673	2,597,211,322

Shares repurchased	(2,497,071,733)	(2,642,796,357)

Dividends reinvested	50,147	73,587

Net increase (decrease) in shares outstanding	15,514,087	(45,511,448)

23

UBS Cash Reserves Fund
Notes to financial statements

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2011 and April 30, 2010 was ordinary income.

At April 30, 2011, the accumulated loss on a tax basis was accumulated capital and other losses of $645.

At April 30, 2011, the Fund had a capital loss carryforward of $645. This carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire on April 30, 2019.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2011, accumulated paid in capital was decreased by $18,266 and accumulated net realized loss was decreased by $18,266. These differences are due to distributions in excess of net investment income.

As of and during the year ended April 30, 2011, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2011, the Fund did not incur any interest or penalties.

Each of the tax years in the four years period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Cash Reserves Fund
Report of Ernst &Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders
UBS Money Series—UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

25

UBS Cash Reserves Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record
 You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
 Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2010.

26

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27

UBS Cash Reserves Fund
Supplemental information (unaudited)

Board of Trustees & Officers
 The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

28

UBS Cash Reserves Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

29

UBS Cash Reserves Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 76 c/o Keith Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). In addition from 1982 through 1995, Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry,
Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982–1995).

30

UBS Cash Reserves Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

31

UBS Cash Reserves Fund
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

32

UBS Cash Reserves Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc.(charitable foundation).

33

UBS Cash Reserves Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Heather R. Higgins; 51 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) (until term-limited) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

34

UBS Cash Reserves Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

35

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

36

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2007	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) and head of North America Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

37

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

38

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

39

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

40

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

43

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44

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45

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46

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47

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer
Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Money Market Funds	April 30, 2011

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund
Annual Report April 30, 2011

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

June 15, 2011

Dear shareholder,
We present you with the annual report for the UBS Select Institutional Series of Funds, namely the UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the "Funds") for the 12 months ended April 30, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers) were as follows:
UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional
Fund—August 10, 1998;
UBS Select Treasury Institutional
Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

•	UBS Select Prime Institutional Fund: 0.13% as of April 30, 2011, versus 0.12% as of April 30, 2010.
•	UBS Select Treasury Institutional Fund: 0.01% as of April 30, 2011, versus 0.03% as of April 30, 2010.
•	UBS Select Tax-Free Institutional Fund: 0.12% as of April 30, 2011, unchanged from April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?

A.	Although the overall US economy expanded during the reporting period, there continued to be several areas of

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

weakness. These included elevated unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 1.7% during the second quarter of 2010, followed by third and fourth quarter GDP growth of 2.6% and 3.1%, respectively. The Commerce Department then reported that its advance estimate for first quarter 2011 GDP growth was 1.8%. The US economy has now expanded for seven consecutive quarters.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth and increased inflationary pressures, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate in a historically low range of 0.00% to 0.25%. Additionally, in November 2010, the Fed launched another round of quantitative easing in an attempt to stimulate the economy, introducing a plan that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Institutional Fund invests was 35 days when the reporting period began. We extended the Master Fund’s weighted average maturity to 51 days in order to generate incremental yield.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased the size of our positions in single issuers, typically purchasing up to 3% in single nongovernment issuers by the end of the

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to repurchase agreements and certificates of deposit. In contrast, we decreased the Fund’s exposure to US government and agency obligations and short-term corporate obligations. Additionally, we slightly pared the Fund’s exposure to certain other areas, including commercial paper. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	In the Master Fund in which UBS Select Treasury Institutional Fund invests, during the first half of the reporting period we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries. During the second half of the reporting period, we reduced our exposure to repurchase agreements, as the Treasury market experienced some supply/demand challenges that lowered the yield on repurchase agreements. In addition, Federal Deposit Insurance Corporation (FDIC) fees on bank wholesale funding, Treasury paydowns and the impending US debt ceiling (limit) lowered repurchase agreement yields. Against this backdrop, we increased the Fund’s allocation to Treasury bills and notes along the yield curve to position it better for yield. Overall, the Master Fund in which UBS Select Treasury Institutional Fund invests saw its WAM increase from 40 to 48 days during the fiscal year.

•	The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 14 days when the reporting period began. As the reporting period progressed, the WAM was increased to 21 days. This was partially due to our increased exposure to three- to six-month tax-free commercial paper, as it offered enhanced yield in a relatively flat municipal yield curve environment. Lengthening the Fund’s WAM was also done as increased demand from taxable investors and non-traditional “crossover buyers” caused short-term yields to move lower over the period. In addition to three- to six-month tax-free commercial paper, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.	The US economy surprised investors with its resiliency in 2010. Looking ahead, the economy appears to have enough momentum to continue expanding. However, several factors could temper growth rates as the year progresses. While we are starting to see some signs of improvement in the labor market, unemployment remains stubbornly high and there are continued strains in the housing market. In addition, the spike in oil prices, which surpassed $100 a barrel in the first quarter of 2011 given the geopolitical events in the Middle East and Northern Africa, could put a further damper on consumer spending. There are also uncertainties surrounding the devastation in Japan and the ongoing sovereign debt crisis in Europe. In the US, the Fed remains clearly on hold for now in terms of the federal funds rate. However, certain members of the Federal Open Market Committee, the group within the Fed that determines monetary policy, have started to openly discuss the need to raise interest rates in the future to ward off inflation. This could impact the yields available from money market securities later in the year.

Q.	How have regulatory actions impacting money market funds affected how you manage the Funds?
A.	In 2010, the US Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments imposed new liquidity, credit quality, and maturity limits. They also enhanced disclosure requirements. Beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. Also, beginning January 31, 2011, each Fund began including a link on UBS’s Web site to more detailed Master Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Funds’ prospectus, which is also available at the above Web site.

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2011. The views and opinions in the letter were current as of June 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)1

UBS Select Prime Institutional Fund
			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.80	$0.69	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Institutional Fund
			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.10	$0.74	0.15%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.05	0.75	0.15

UBS Select Tax-Free Institutional Fund
			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.50	$0.89	0.18%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.90	0.90	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

[3]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.13%	0.16%	0.12%

Seven-day effective yield[1]	0.13	0.16	0.13

Weighted average maturity[2]	51 days	47 days	35 days

Net assets (bln)	$9.9	$8.4	$9.8

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.03%	0.03%

Seven-day effective yield[1]	0.01	0.03	0.03

Weighted average maturity[2]	48 days	38 days	40 days

Net assets (bln)	$3.3	$4.2	$4.7

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.12%	0.11%	0.12%

Seven-day effective yield[1]	0.12	0.11	0.12

Weighted average maturity[2]	21 days	23 days	14 days

Net assets (bln)	$1.0	$1.1	$1.3

[1]	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Institutional Fund Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$9,865,994,001 which approximates cost for
federal income tax purposes)	$9,865,994,001

Liabilities:
Dividends payable to shareholders	1,101,419

Payable to affiliates	877,325

Total liabilities	1,978,744

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 9,863,989,615 outstanding	9,863,989,615

Accumulated net realized gain	25,642

Net assets	$9,864,015,257

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Institutional Fund Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$3,276,995,707 which approximates cost for
federal income tax purposes)	$3,276,995,707

Liabilities:
Payable to affiliates	249,135

Dividends payable to shareholders	26,495

Total liabilities	275,630

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 3,276,703,051 outstanding	3,276,703,051

Accumulated net realized gain	17,026

Net assets	$3,276,720,077

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Institutional Fund Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$1,005,579,248 which approximates cost for
federal income tax purposes)	$1,005,579,248

Liabilities:
Payable to affiliates	189,830

Dividends payable to shareholders	68,743

Total liabilities	258,573

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 1,005,316,156 outstanding	1,005,315,912

Accumulated net realized gain	4,763

Net assets	$1,005,320,675

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Institutional Fund Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$27,490,863

Expenses allocated from Master	(8,913,380)

Net investment income allocated from Master	18,577,483

Expenses:
Administration fees	7,095,658

Trustees’ fees	34,161

7,129,819

Less:Fee waivers by administrator	(3,564,938)

Net expenses	3,564,881

Net investment income	15,012,602

Net realized gain allocated from Master	35,812

Net increase in net assets resulting from operations	$15,048,414

See accompanying notes to financial statements

13

UBS Select Treasury Institutional Fund Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$7,878,005

Expenses allocated from Master	(4,120,241)

Expense waiver allocated from Master	3,319

Net investment income allocated from Master	3,761,083

Expenses:
Administration fees	3,274,206

Trustees’ fees	21,661

3,295,867

Less: Fee waivers by administrator	(482,340)

Net expenses	2,813,527

Net investment income	947,556

Net realized gain allocated from Master	10,109

Net increase in net assets resulting from operations	$957,665

See accompanying notes to financial statements

14

UBS Select Tax-Free Institutional Fund Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$3,116,592

Expenses allocated from Master	(1,128,230)

Net investment income allocated from Master	1,988,362

Expenses:
Administration fees	889,742

Trustees’ fees	12,712

Net expenses	902,454

Net investment income	1,085,908

Net realized gain allocated from Master	4,519

Net increase in net assets resulting from operations	$1,090,427

See accompanying notes to financial statements

15

UBS Select Prime Institutional Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$15,012,602	$23,831,645

Net realized gain	35,812	125,877

Net increase in net assets resulting from operations	15,048,414	23,957,522

Dividends and distributions to shareholders from:
Net investment income	(15,012,602)	(23,831,645)

Net realized gain	(41,158)	—

Total dividends and distributions to shareholders	(15,053,760)	(23,831,645)

Net increase (decrease) in net assets from beneficial interest transactions	30,847,364	(4,615,092,404)

Net increase (decrease) in net assets	30,842,018	(4,614,966,527)

Net assets:
Beginning of year	9,833,173,239	14,448,139,766

End of year	$9,864,015,257	$9,833,173,239

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Treasury Institutional Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$947,556	$2,350,885

Net realized gain	10,109	92,384

Net increase in net assets resulting from operations	957,665	2,443,269

Dividends and distributions to shareholders from:
Net investment income	(947,556)	(2,350,885)

Net realized gain	(16,473)	(68,994)

Total dividends and distributions to shareholders	(964,029)	(2,419,879)

Net decrease in net assets from beneficial interest transactions	(1,457,711,727)	(2,934,775,141)

Net decrease in net assets	(1,457,718,091)	(2,934,751,751)

Net assets:
Beginning of year	4,734,438,168	7,669,189,919

End of year	$3,276,720,077	$4,734,438,168

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Tax-Free Institutional Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$1,085,908	$1,925,983

Net realized gain	4,519	133,205

Net increase in net assets resulting from operations	1,090,427	2,059,188

Dividends and distributions to shareholders from:
Net investment income	(1,085,908)	(1,925,983)

Net realized gain	(95,871)	(113,943)

Total dividends and distributions to shareholders	(1,181,779)	(2,039,926)

Net decrease in net assets from beneficial interest transactions	(288,270,632)	(1,104,945,056)

Net decrease in net assets	(288,361,984)	(1,104,925,794)

Net assets:
Beginning of year	1,293,682,659	2,398,608,453

End of year	$1,005,320,675	$1,293,682,659

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.002	0.002	0.019	0.046	0.051

Dividends from net investment income	(0.002)	(0.002)	(0.019)	(0.046)	(0.051)

Distributions from net realized gain	(0.000)[1]	—	—	—	—

Total dividends and distributions	(0.002)	(0.002)	(0.019)	(0.046)	(0.051)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	0.17%	0.18%	1.94%	4.66%	5.25%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator	0.18%[3]	0.19%[3]	0.20%[3]	0.18%[3]	0.18%

Expenses after fee waivers by advisor/administrator	0.14%[3]	0.18%[3]	0.20%[3]	0.18%[3]	0.18%

Net investment income to average net assets	0.17%[3]	0.19%[3]	1.87%[3]	4.47%[3]	5.14%

Supplemental data:
Net assets, end of year (000’s)	$9,864,015	$9,833,173	$14,448,140	$12,969,050	$9,272,239

[1]	Amount represents less than $0.0005 per share.

[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

19

UBS Select Treasury Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 [1]	0.000 [1]	0.009	0.038	0.050

Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)

Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	0.02%	0.04%	0.86%	3.85%	5.11%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator	0.18%[3]	0.20%[3]	0.20%[3]	0.18%[3]	0.18%

Expenses after fee waivers by advisor/administrator	0.17%[3]	0.18%[3]	0.20%[3]	0.18%[3]	0.18%

Net investment income	0.02%[3]	0.04%[3]	0.69%[3]	3.14%[3]	5.02%

Supplemental data:
Net assets, end of year (000’s)	$3,276,720	$4,734,438	$7,669,190	$5,604,307	$951,408

[1]	Amount represents less than $0.0005 per share.

[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

20

UBS Select Tax-Free Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

				For the period
	Years ended April 30,			August 28, 2007[1] to
	2011	2010	2009	April 30, 2008

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.001	0.013	0.019

Dividends from net investment income	(0.001)	(0.001)	(0.013)	(0.019)

Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.001)	(0.001)	(0.013)	(0.019)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.10%	0.11%	1.30%	1.96%

Ratios to average net assets:
Expenses before fee waivers by administrator[4]	0.18%	0.21%	0.21%	0.18%[5]

Expenses after fee waivers by administrator[4]	0.18%	0.20%	0.15%	0.08%[5]

Net investment income	0.10%	0.11%	1.33%	2.61%[5]

Supplemental data:
Net assets, end of period (000’s)	$1,005,321	$1,293,683	$2,398,608	$2,574,640

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its

22

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

corresponding Master Fund (33.37% for Prime Institutional Fund, 45.39% for Treasury Institutional Fund and 67.68% for Tax-Free Institutional Fund at April 30, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

23

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

Concentration of risk
 The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2011, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $1,501,998, $520,041 and $189,830, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2011, UBS Global AM did not owe the Funds for independent trustees fees.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

During the year ended April 30, 2011, UBS Global AM voluntarily waived 0.04% of its administration fees for Prime Institutional Fund; this voluntary waiver was reduced to 0.03% in May 2011 and has been extended until at least June 30, 2011, but at a further reduced rate of 0.02%. After this time, the waiver will either be extended further—at either this or a different rate—or be phased out by decreasing 0.01% per week until the voluntary waiver expires. At April 30, 2011, UBS Global AM owed Prime Institutional Fund $624,673 for fee waivers. For the year ended April 30, 2011, UBS Global AM voluntarily waived $3,564,938 for Prime Institutional Fund. In addition, UBS Global AM has undertaken to waive fees in the event that current fund yields drop below a certain level. This

24

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2011, UBS Global AM owed the Treasury Institutional Fund $270,906 for fee waivers. For the year ended April 30, 2011, UBS Global AM voluntarily waived $482,340 for Treasury Institutional Fund.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Institutional Fund	2011	2010

Shares sold	40,471,033,987	40,029,288,058

Shares repurchased	(40,452,487,505)	(44,669,277,540)

Dividends reinvested	12,300,882	24,897,078

Net increase (decrease) in shares outstanding	30,847,364	(4,615,092,404)

	For the years ended April 30,

Treasury Institutional Fund	2011	2010

Shares sold	11,985,967,662	12,398,797,484

Shares repurchased	(13,444,616,974)	(15,336,259,729)

Dividends reinvested	937,585	2,687,104

Net decrease in shares outstanding	(1,457,711,727)	(2,934,775,141)

	For the years ended April 30,

Tax-Free Institutional Fund	2011	2010

Shares sold	1,769,577,068	3,254,254,067

Shares repurchased	(2,059,003,497)	(4,361,532,579)

Dividends reinvested	1,155,797	2,333,456

Net decrease in shares outstanding	(288,270,632)	(1,104,945,056)

Federal tax status
 Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

25

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was 91.89% and 94.39% tax-exempt income, 7.64% and 3.72% ordinary income, and 0.47% and 1.89% long-term capital gain respectively.

At April 30, 2011, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $1,143,212 and accumulated capital and other losses of $16,151 for Prime Institutional Fund, (2) undistributed ordinary income of $43,521 for Treasury Institutional Fund, and (3) undistributed tax-exempt income of $68,987, undistributed ordinary income of $3,720, and undistributed long-term capital gains of $799 for Tax-Free Institutional Fund.

At April 30, 2011, Prime Institutional Fund had a net capital loss carryforward of $16,151. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire on April 30, 2017. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. During the fiscal year ended April 30, 2011, Prime Institutional Fund utilized $35,812 of capital loss carryforwards to offset realized gains for such fiscal year.

As of and during the year ended April 30, 2011, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2011, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event
 The Board of Trustees of UBS Money Series and the Board of Trustees of Master Trust—Prime Master Fund, the underlying master fund through which UBS Select Prime Institutional Fund invests, have voted to approve, subject to shareholder approval, a proposal to change the funds’ investment policies to permit them to invest a larger portion of their assets in a group of industries, summarized as follows:

26

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements

Current concentration policy—Each fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, each fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. Each fund may not concentrate its investments in any other industry outside of financial services. That is, each fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own shares of these funds on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will be asked to vote on the proposal. If approved by shareholders, such funds would be required to invest more than 25% of their total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and mailed to shareholders as of the record date.

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund and
UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
 Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

Treasury Institutional Fund hereby designates 98.29% and 1.71% of the ordinary income dividends paid during the fiscal year ended April 30, 2011 as interest related dividends and qualified short-term gain dividends, respectively.

29

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—13.49%

Federal Farm Credit Bank
0.230%, due 05/02/11[1]	$50,000,000	$50,007,763

0.270%, due 06/15/11[1]	115,000,000	115,000,000

0.250%, due 07/12/11[1]	82,000,000	81,982,584

0.270%, due 07/12/11[1]	109,000,000	108,995,102

0.250%, due 10/05/11[2]	50,000,000	49,945,486

0.310%, due 12/27/11[2]	48,000,000	47,900,800

0.320%, due 01/06/12[2]	42,000,000	41,906,667

Federal Home Loan Bank
0.170%, due 05/02/11[1]	100,000,000	100,007,254

0.210%, due 05/02/11[1]	235,000,000	235,000,000

0.280%, due 05/07/11[1]	225,000,000	225,000,000

0.500%, due 05/17/11[2]	115,000,000	114,974,444

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 06/15/11[1]	102,000,000	102,000,000

0.290%, due 06/16/11[1]	89,000,000	89,000,000

0.115%, due 06/29/11[2]	34,000,000	33,993,592

0.280%, due 06/29/11[1]	177,000,000	177,000,000

0.280%, due 07/12/11[1]	240,000,000	240,000,000

0.300%, due 11/08/11	96,500,000	96,497,475

0.260%, due 11/22/11	170,000,000	169,971,356

0.260%, due 11/23/11	57,000,000	56,986,796

0.300%, due 11/23/11	105,850,000	105,829,195

0.450%, due 03/06/12	35,000,000	35,000,000

Federal Home Loan Mortgage Corp.*
0.280%, due 05/02/11[1]	122,000,000	122,083,614

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	159,412,489

US Treasury Notes
4.875%, due 05/31/11	112,900,000	113,329,392

4.875%, due 07/31/11	147,000,000	148,702,167

1.000%, due 09/30/11	132,000,000	132,486,166

4.625%, due 10/31/11	245,000,000	250,401,843

4.500%, due 11/30/11	190,000,000	194,661,284

1.000%, due 12/31/11	92,500,000	92,970,756

30

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
1.375%, due 02/15/12	$75,000,000	$75,606,208

4.625%, due 02/29/12	200,000,000	207,156,399

4.500%, due 03/31/12	100,000,000	103,811,048

Total US government and agency obligations (cost—$3,987,619,880)		3,987,619,880

Time deposit—0.63%

Banking-non-US—0.63%
KBC Bank NV, Cayman Islands
0.090%, due 05/02/11 (cost—$185,000,000)	185,000,000	185,000,000

Certificates of deposit—14.56%

Banking-non-US—14.56%
Abbey National Treasury Services PLC
0.400%, due 05/25/11	35,000,000	35,001,863

0.381%, due 07/18/11[1]	275,000,000	275,000,000

0.626%, due 07/18/11[1]	210,000,000	210,000,000

Bank of Nova Scotia
0.240%, due 05/02/11[1]	200,000,000	200,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/10/11	240,000,000	240,000,000

BNP Paribas SA
0.428%, due 07/15/11[1]	95,000,000	95,000,000

Credit Agricole CIB
0.520%, due 08/10/11	227,000,000	227,000,000

Credit Industriel et Commercial
0.290%, due 07/15/11	295,000,000	295,000,000

Dexia Credit Local
0.413%, due 05/27/11[1]	500,000,000	500,000,000

Intesa Sanpaolo SpA
0.390%, due 06/03/11	182,000,000	182,000,000

Lloyds TSB Bank PLC
0.475%, due 07/19/11[1]	119,000,000	119,000,000

Mizuho Corporate Bank Ltd.
0.270%, due 05/26/11	274,000,000	274,000,000

National Australia Bank Ltd.
0.301%, due 07/14/11[1]	217,500,000	217,500,000

0.295%, due 07/19/11[1]	44,250,000	44,245,697

		31

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.340%, due 05/02/11[1]	$204,000,000	$203,999,945

0.403%, due 07/13/11[1]	261,000,000	261,000,000

Royal Bank of Canada
0.270%, due 05/02/11[1]	95,000,000	95,000,000

0.285%, due 05/02/11[1]	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[1]	240,500,000	240,500,000

Skandinaviska Enskilda Banken AG
0.300%, due 05/17/11	297,000,000	297,000,000

Svenska Handelsbanken
0.275%, due 06/14/11	100,000,000	100,000,610

Westpac Banking Corp.
0.280%, due 05/02/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$4,306,248,115)		4,306,248,115

Commercial paper[2]—50.31%

Asset backed-banking—2.47%
Atlantis One Funding
0.180%, due 05/06/11	85,500,000	85,497,862

0.350%, due 05/27/11	100,000,000	99,974,722

0.200%, due 08/01/11	310,000,000	309,841,556

0.380%, due 08/10/11	179,000,000	178,809,166

0.360%, due 09/07/11	56,500,000	56,427,115

		730,550,421

Asset backed-miscellaneous—11.84%
Amsterdam Funding Corp.
0.160%, due 05/23/11	50,000,000	49,995,111

0.160%, due 05/24/11	50,000,000	49,994,889

0.160%, due 05/27/11	65,000,000	64,992,489

Atlantic Asset Securitization LLC
0.180%, due 05/16/11	120,000,000	119,991,000

0.240%, due 07/06/11	65,000,000	64,971,400

0.260%, due 07/07/11	100,000,000	99,951,611

32

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Barton Capital LLC
0.160%, due 05/13/11	$96,532,000	$96,526,852

0.170%, due 05/13/11	50,008,000	50,005,166

Chariot Funding LLC
0.230%, due 05/04/11	49,250,000	49,249,056

0.160%, due 05/12/11	50,000,000	49,997,556

0.160%, due 05/16/11	100,000,000	99,993,333

0.160%, due 05/26/11	50,000,000	49,994,444

0.240%, due 06/02/11	50,000,000	49,989,333

Falcon Asset Securitization Corp.
0.230%, due 05/09/11	75,000,000	74,996,167

0.160%, due 05/12/11	154,474,000	154,466,448

0.260%, due 05/19/11	75,000,000	74,990,250

0.160%, due 05/23/11	58,000,000	57,994,329

Gotham Funding Corp.
0.250%, due 05/06/11	49,693,000	49,691,275

0.240%, due 05/09/11	50,000,000	49,997,333

0.250%, due 05/10/11	80,000,000	79,995,000

0.270%, due 06/06/11	50,000,000	49,986,500

0.270%, due 06/07/11	50,000,000	49,986,125

0.270%, due 06/08/11	75,000,000	74,978,625

Jupiter Securitization Co. LLC
0.160%, due 05/10/11	50,000,000	49,998,000

0.160%, due 05/11/11	40,000,000	39,998,222

0.160%, due 05/26/11	57,200,000	57,193,644

0.170%, due 06/15/11	125,000,000	124,973,438

Liberty Street Funding LLC
0.170%, due 05/09/11	50,000,000	49,998,111

0.180%, due 05/16/11	50,000,000	49,996,250

0.160%, due 05/18/11	50,000,000	49,996,222

0.270%, due 06/02/11	50,000,000	49,988,000

0.270%, due 06/15/11	75,000,000	74,974,688

LMA Americas LLC
0.240%, due 05/05/11	69,600,000	69,598,144

0.290%, due 05/06/11	49,800,000	49,797,994

		33

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
0.200%, due 05/09/11	$157,000,000	$156,993,022

0.240%, due 05/31/11	69,200,000	69,186,160

0.210%, due 06/30/11	76,600,000	76,573,190

0.240%, due 07/20/11	50,000,000	49,973,333

Market Street Funding LLC
0.280%, due 06/06/11	50,000,000	49,986,000

0.270%, due 06/10/11	35,000,000	34,989,500

Old Line Funding Corp.
0.250%, due 06/07/11	67,121,000	67,103,754

0.250%, due 06/20/11	57,000,000	56,980,208

Regency Markets No.1 LLC
0.190%, due 05/17/11	72,277,000	72,270,897

Salisbury Receivables Co. LLC
0.160%, due 05/12/11	40,000,000	39,998,044

0.170%, due 05/13/11	40,000,000	39,997,733

Sheffield Receivables Corp.
0.270%, due 05/25/11	50,000,000	49,991,000

Thames Asset Global Securitization No.1
0.180%, due 05/12/11	107,779,000	107,773,072

0.170%, due 05/17/11	129,033,000	129,023,251

Thunderbay Funding
0.250%, due 06/07/11	79,924,000	79,903,464

Variable Funding Capital Corp.
0.230%, due 05/16/11	100,000,000	99,990,417

Windmill Funding Corp.
0.160%, due 05/13/11	40,000,000	39,997,867

		3,499,977,917

Asset backed-securities—2.55%
Ciesco LLC
0.160%, due 05/13/11	75,000,000	74,996,000

Grampian Funding LLC
0.320%, due 06/02/11	200,000,000	199,943,111

0.320%, due 06/03/11	100,000,000	99,970,667

0.310%, due 06/15/11	46,000,000	45,982,175

0.310%, due 06/16/11	150,000,000	149,940,583

34

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-securities—(concluded)
0.300%, due 07/01/11	$85,000,000	$84,956,792

0.270%, due 07/14/11	100,000,000	99,944,500

		755,733,828

Banking-non-US—8.15%
ANZ National International Ltd.
0.330%, due 05/09/11	100,000,000	99,992,667

Banco Bilbao Vizcaya Argentaria
0.470%, due 05/09/11	150,000,000	149,984,333

0.430%, due 06/02/11	225,000,000	224,914,000

0.450%, due 07/01/11	390,000,000	389,702,625

Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/09/11	200,000,000	199,794,444

0.370%, due 08/12/11	29,500,000	29,468,771

Commonwealth Bank of Australia
0.320%, due 05/06/11[1,3]	95,000,000	94,995,784

0.322%, due 05/09/11[1,3]	27,500,000	27,499,915

Intesa Funding LLC
0.590%, due 10/25/11	290,000,000	289,158,758

0.590%, due 10/31/11	200,000,000	199,400,167

Royal Bank of Scotland PLC
0.390%, due 05/13/11	145,000,000	144,981,150

Santander Commercial Paper SA Unipersonal
0.610%, due 07/13/11	250,000,000	249,690,764

Svenska Handelsbanken
0.300%, due 06/09/11[3]	169,250,000	169,194,994

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[1,3]	141,500,000	141,500,000

		2,410,278,372

Banking-US—19.66%
ABN Amro Funding USA LLC
0.300%, due 05/10/11	50,000,000	49,996,250

0.240%, due 06/28/11	31,500,000	31,487,820

0.290%, due 07/05/11	150,000,000	149,921,458

0.290%, due 07/07/11	220,000,000	219,881,261

0.250%, due 07/14/11	85,000,000	84,956,319

		35

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Banking-US—(continued)
BNP Paribas Finance
0.340%, due 05/05/11	$215,000,000	$214,991,878

0.310%, due 08/01/11	200,000,000	199,841,556

0.540%, due 08/03/11	100,000,000	99,859,000

Danske Corp.
0.170%, due 05/31/11	300,000,000	299,957,500

Deutsche Bank Financial LLC
0.340%, due 05/18/11	173,750,000	173,722,103

0.270%, due 07/05/11	301,000,000	300,853,263

Dexia Delaware LLC
0.390%, due 05/06/11	350,000,000	349,981,042

Fortis Funding LLC
0.080%, due 05/02/11	250,000,000	249,999,444

0.340%, due 06/02/11	195,000,000	194,941,067

ING (US) Funding LLC
0.330%, due 05/26/11	96,900,000	96,877,794

0.270%, due 06/08/11	100,000,000	99,971,500

0.270%, due 08/05/11	100,000,000	99,928,000

0.440%, due 08/15/11	225,000,000	224,708,500

0.330%, due 09/19/11	295,000,000	294,618,712

JPMorgan Chase & Co.
0.240%, due 07/11/11	260,000,000	259,876,933

Natixis US Finance Co. LLC
0.420%, due 05/09/11	220,000,000	219,979,467

0.360%, due 07/01/11	100,000,000	99,939,000

Nordea N.A., Inc.
0.110%, due 05/03/11	500,000,000	499,996,944

0.230%, due 05/09/11	59,250,000	59,246,972

Societe Generale N.A., Inc.
0.100%, due 05/02/11	250,000,000	249,999,306

0.440%, due 07/05/11	64,600,000	64,548,679

0.420%, due 07/11/11	259,000,000	258,785,462

0.500%, due 10/03/11	200,000,000	199,569,444

0.450%, due 10/07/11	251,000,000	250,501,138

36

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)
State Street Bank and Trust Co.
0.260%, due 05/20/11	$215,000,000	$214,970,497

		5,813,908,309

Finance-captive automotive—1.52%
Toyota Motor Credit Corp.
0.240%, due 05/27/11	200,000,000	199,965,333

0.240%, due 06/03/11	50,000,000	49,989,000

0.400%, due 06/06/11	200,000,000	199,920,000

		449,874,333

Finance-noncaptive diversified—1.49%
General Electric Capital Corp.
0.260%, due 06/09/11	290,000,000	289,918,317

0.250%, due 09/01/11	150,000,000	149,871,875

		439,790,192

Pharmaceuticals—0.94%
Sanofi-Aventis
0.240%, due 06/16/11	277,000,000	276,915,053

Supranational—1.69%
European Investment Bank
0.250%, due 06/24/11	500,000,000	499,812,500

Total commercial paper (cost—$14,876,840,925)		14,876,840,925

US master note—3.24%

Brokerage—3.24%
Merrill Lynch Pierce Fenner & Smith, Inc.
0.250%, due 05/02/11[1,4] (cost—$957,000,000)	957,000,000	957,000,000

Short-term corporate obligations—0.81%

Banking-non-US—0.64%
National Australia Bank Ltd.
0.323%, due 05/19/11[1,3]	50,000,000	49,997,905

Westpac Securities NZ Ltd.
0.386%, due 05/04/11[1,3]	140,000,000	140,000,000

		189,997,905

		37

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranational—0.17%
European Investment Bank
2.625%, due 11/15/11	$50,000,000	$50,612,876

Total short-term corporate obligations (cost—$240,610,781)		240,610,781

Repurchase agreements—16.43%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $456,413,000
Federal Home Loan Bank obligations, zero coupon to 3.625%
due 07/15/11 to 11/15/11, $444,364,000 Federal Home Loan
Mortgage Corp. obligations, zero coupon to 0.173%
due 06/21/11 to 03/21/13 and $368,507,000 Federal
National Mortgage Association obligations, zero coupon to
1.125% due 07/30/12 to 11/23/12; (value—$1,275,000,873);
proceeds: $1,250,003,125	1,250,000,000	1,250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.300% due 05/02/11, collateralized by various
equity securities; (value—$267,500,007);
proceeds: $250,006,250	250,000,000	250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.350% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.000% due
05/15/11 to 01/01/49; (value—$356,433,454);
proceeds: $325,009,479	325,000,000	325,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.400% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.250% due
09/15/11 to 01/01/49; (value—$480,667,386);
proceeds: $425,014,167	425,000,000	425,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$293,292,445 US Treasury Bonds Coupon Strip,
6.875% to 7.500% due 11/15/24 to 05/15/25;
(value—$161,160,001); proceeds: $158,000,263	158,000,000	158,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.030% due 05/02/11, collateralized by
$268,740,000 Federal Farm Credit Bank obligations,
zero coupon to 6.125% due 06/08/11 to 04/17/36,
$467,309,000 Federal Home Loan Bank obligations,
zero coupon to 7.375% due 05/06/11 to 07/15/36,
$279,510,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 05/05/11 to
11/23/35 and $315,948,000 Federal National Mortgage
Association obligations, zero coupon to 10.350% due
05/05/11 to 07/15/37; (value—$1,377,002,172);
proceeds: $1,350,003,375	$1,350,000,000	$1,350,000,000

Repurchase agreement dated 04/29/11 with Goldman
Sachs & Co., 0.040% due 05/02/11, collateralized by
$578,344,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 09/26/11 to
07/15/32 and $156,546,000 Federal National Mortgage
Association obligations, 6.000% to 7.250% due 05/15/30 to
04/18/36; (value—$816,001,343); proceeds: $800,002,667	800,000,000	800,000,000

Repurchase agreement dated 04/29/11 with Morgan
Stanley & Co., 0.020% due 05/02/11, collateralized by
$307,205,000 Federal National Mortgage Association
obligations, 0.800% due 11/18/13; (value—$306,000,074);
proceeds: $300,000,500	300,000,000	300,000,000

Repurchase agreement dated 04/29/11 with State Street
Bank & Trust Co., 0.010% due 05/02/11, collateralized by
$946,392 US Treasury Notes, 3.125% due 04/30/17;
(value—$1,000,248); proceeds: $980,001	980,000	980,000

Total repurchase agreements (cost—$4,858,980,000)		4,858,980,000

Total investments (cost—$29,412,299,701 which approximates
cost for federal income tax purposes)—99.47%		29,412,299,701

Other assets in excess of liabilities—0.53%		157,154,037

Net assets—100.00%		$29,569,453,738

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

39

Prime Master Fund
Statement of net assets—April 30, 2011

[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.11% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The security detailed in the table below, which represents 3.24% of net assets, is considered liquid and restricted as of April 30, 2011.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date[5]	cost	assets	Value	assets

Merrill Lynch Pierce
Fenner & Smith, Inc.,
0.250%, 05/02/11	04/29/11	$957,000,000	3.24%	$957,000,000	3.24%

[5]	Acquisition date represents most recent interest rate reset date on variable rate securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,987,619,880	$—	$3,987,619,880

Time deposit	—	185,000,000	—	185,000,000

Certificates of deposit	—	4,306,248,115	—	4,306,248,115

Commercial paper	—	14,876,840,925	—	14,876,840,925

US master note	—	957,000,000	—	957,000,000

Short-term corporate obligations	—	240,610,781	—	240,610,781

Repurchase agreements	—	4,858,980,000	—	4,858,980,000

Total	$—	$29,412,299,701	$—	$29,412,299,701

40

Prime Master Fund
Statement of net assets—April 30, 2011

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments

United States	71.6%

France	4.6

United Kingdom	3.5

Spain	3.4

Japan	3.3

Australia	3.1

Luxembourg	2.7

Italy	2.3

Sweden	1.9

Belgium	1.7

Canada	1.3

Cayman Islands	0.6

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

41

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government obligations—34.58%

US Treasury Bills
0.200%, due 05/26/11[1]	$150,000,000	$149,979,167

0.201%, due 06/02/11[1]	150,000,000	149,973,267

0.190%, due 07/28/11[1]	100,000,000	99,953,556

0.291%, due 07/28/11[1]	75,000,000	74,946,650

US Treasury Notes
0.875%, due 05/31/11	117,000,000	117,067,153

4.875%, due 05/31/11	275,000,000	276,045,907

1.125%, due 06/30/11	250,000,000	250,442,860

5.125%, due 06/30/11	150,000,000	151,210,714

4.875%, due 07/31/11	50,000,000	50,578,968

1.000%, due 08/31/11	150,000,000	150,418,164

1.000%, due 09/30/11	150,000,000	150,514,989

1.000%, due 10/31/11	75,000,000	75,284,028

4.625%, due 10/31/11	200,000,000	204,376,693

1.750%, due 11/15/11	160,000,000	161,288,678

0.750%, due 11/30/11	97,000,000	97,251,857

1.000%, due 12/31/11	75,000,000	75,383,987

1.125%, due 01/15/12	98,000,000	98,636,857

1.375%, due 02/15/12	90,000,000	90,734,410

0.875%, due 02/29/12	22,500,000	22,595,954

1.000%, due 04/30/12	50,000,000	50,313,183

Total US government obligations (cost—$2,496,997,042)		2,496,997,042

Repurchase agreements—58.01%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $512,362,800
US Treasury Inflation Index Notes, 0.125% due 04/15/16
and $761,130,016 US Treasury Notes, 0.875% to 4.750%
due 01/31/12 to 08/15/17; (value—$1,326,000,001);
proceeds: $1,300,003,250	1,300,000,000	1,300,000,000

42

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$374,258,900 US Treasury Inflation Index Bonds, 2.375%
to 3.625% due 01/15/25 to 04/15/28 and $630,999,900
US Treasury Inflation Index Notes, 0.125% to 1.875% due
07/15/13 to 07/15/20; (value—$1,298,154,105);
proceeds: $1,272,702,121	$1,272,700,000	$1,272,700,000

Repurchase agreement dated 04/29/11 with Goldman Sachs & Co.,
0.010% due 05/02/11, collateralized by $1,059,430,800
US Treasury Inflation Index Notes, 0.500% to 3.375% due
01/15/12 to 01/15/20; (value—$1,239,300,079);
proceeds: $1,215,001,013	1,215,000,000	1,215,000,000

Repurchase agreement dated 04/29/11 with Morgan Stanley & Co.,
0.010% due 05/02/11, collateralized by $26,383,300
US Treasury Bonds, 6.250% due 05/15/30, $318,787,900
US Treasury Inflation Index Notes, 0.125% due 04/15/16 and
$44,785,522 US Treasury Notes, 1.875% due 06/15/12;
(value—$408,000,012); proceeds: $400,000,333	400,000,000	400,000,000

Repurchase agreement dated 04/29/11 with State Street Bank &
Trust Co., 0.010% due 05/02/11, collateralized by $205,000
US Treasury Notes, 3.125% due 04/30/17; (value—$216,666);
proceeds: $211,000	211,000	211,000

Total repurchase agreements (cost—$4,187,911,000)		4,187,911,000

Total investments (cost—$6,684,908,042 which approximates
cost for federal income tax purposes)—92.59%		6,684,908,042

Other assets in excess of liabilities—7.41%		534,798,139

Net assets—100.00%		$7,219,706,181

[1]	Rates shown are the discount rates at date of purchase.

43

Treasury Master Fund
Statement of net assets—April 30, 2011

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,496,997,042	$—	$2,496,997,042

Repurchase agreements	—	4,187,911,000	—	4,187,911,000

Total	$—	$6,684,908,042	$—	$6,684,908,042

Weighted average maturity—48 days

See accompanying notes to financial statements

44

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—82.18%

Alabama—0.78%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.290%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.240%, VRD	1,100,000	1,100,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.230%, VRD	5,000,000	5,000,000

		11,550,000

Alaska—1.00%
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,079,242

Borough of North Slope,
Series A,
2.000%, due 06/30/11	4,800,000	4,813,001

		14,892,243

Arizona—2.20%
AK-Chin Indian Community Revenue
0.290%, VRD	7,250,000	7,250,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.),
0.270%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.270%, VRD[1,2]	3,750,000	3,750,000

		45

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)
Yavapai County Industrial Development Authority Revenue
(Skanon Investments-Drake Project),
Series A,
0.320%, VRD	$7,000,000	$7,000,000

		32,640,000

California—2.22%
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	11,800,000	11,800,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.250%, VRD	4,975,000	4,975,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.260%, VRD	1,160,000	1,160,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series B,
0.170%, VRD	1,600,000	1,600,000

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	3,200,000	3,241,721

East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.290%, VRD	5,000,000	5,000,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	3,100,000	3,100,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.240%, VRD	2,100,000	2,100,000

		32,976,721

46

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—1.44%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD[1,2]	$12,040,000	$12,040,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.270%, VRD	4,315,000	4,315,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.230%, VRD	5,000,000	5,000,000

		21,355,000

Connecticut—1.20%
Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.310%, VRD[1,2]	10,790,000	10,790,000

Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	7,000,000	7,049,791

		17,839,791

District of Columbia—0.81%
District of Columbia Revenue (German Marshall Fund of the United States),
0.260%, VRD	4,000,000	4,000,000

District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,053,754

		12,053,754

Florida—2.84%
Gainesville Utilities System Revenue,
Series A,
0.230%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.230%, VRD	18,250,000	18,250,000

Series C (NATL-RE Insured),
0.230%, VRD	4,980,000	4,980,000

		47

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Electric System Revenue,
Series Three-C-3,
0.230%, VRD	$2,990,000	$2,990,000

Orange County School Board Certificates of Participation,
Series E,
0.230%, VRD	5,145,000	5,145,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.250%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.220%, VRD	3,400,000	3,400,000

		42,255,000

Georgia—1.82%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,037,810

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.260%, VRD[1,2]	9,750,000	9,750,000

Gainesville & Hall County Hospital Authority Revenue Certificates
of Participation (Northeast Georgia Health System),
Series A,
0.230%, VRD	1,200,000	1,200,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.280%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.240%, VRD	2,400,000	2,400,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.290%, VRD	3,615,000	3,615,000

		27,002,810

48

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Idaho—0.37%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	$5,500,000	$5,514,315

Illinois—4.19%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.260%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,000,000	2,000,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	10,900,000	10,900,000

Chicago Sales Tax Revenue Refunding,
0.270%, VRD	2,100,000	2,100,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.260%, VRD	11,450,000	11,450,000

Subseries C-3,
0.260%, VRD	700,000	700,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.360%, VRD	9,060,000	9,060,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.330%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,650,000	4,650,000

		62,260,000

		49

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—1.82%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.270%, VRD	$5,000,000	$5,000,000

Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding,
Series A,
0.260%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.270%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.220%, VRD	9,175,000	9,175,000

		27,015,000

Iowa—0.19%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,790,000	2,790,000

Kentucky—3.38%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.260%, VRD	8,700,000	8,700,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.260%, VRD	2,070,000	2,070,000

Series B,
0.260%, VRD	625,000	625,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.370%, VRD	17,000,000	17,000,000

Shelby County Lease Revenue,
Series A,
0.260%, VRD	10,040,000	10,040,000

50

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust
Lease Program Revenue,
Series A,
0.260%, VRD	$7,070,000	$7,070,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.250%, VRD	4,750,000	4,750,000

		50,255,000

Maryland—2.89%
Maryland Health & Higher Educational Facilities Authority
Revenue (Johns Hopkins University),
Series B,
0.230%, VRD	5,000,000	5,000,000

Maryland State & Local Facilities Loan,
Series A,
5.000%, due 08/01/11	4,000,000	4,047,663

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.320%, VRD	12,315,000	12,315,000

Series A-7,
0.320%, VRD	16,550,000	16,550,000

Series A-9,
0.330%, VRD	5,000,000	5,000,000

		42,912,663

Massachusetts—3.88%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.200%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	1,311,000	1,311,000

0.220%, VRD	7,600,000	7,600,000

Massachusetts Development Finance Agency Revenue (Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

		51

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.260%, VRD[1,2]	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.260%, VRD	2,970,000	2,970,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series F3,
0.250%, VRD	4,040,000	4,040,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.260%, VRD	5,345,000	5,345,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,024,387

		57,590,387

Michigan—0.43%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.260%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,017,936

		6,417,936

Minnesota—0.76%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.280%, VRD	1,350,000	1,350,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.260%, VRD	9,950,000	9,950,000

		11,300,000

52

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Mississippi—2.27%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.200%, VRD	$10,000,000	$10,000,000

0.230%, VRD	10,000,000	10,000,000

Series G,
0.170%, VRD	4,900,000	4,900,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.170%, VRD	8,900,000	8,900,000

		33,800,000

Missouri—2.09%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,370,000	4,370,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.290%, VRD	8,400,000	8,400,000

Series C,
0.200%, VRD	6,900,000	6,900,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series A,
0.240%, VRD	2,200,000	2,200,000

Series E,
0.220%, VRD	1,500,000	1,500,000

University of Missouri Revenue (System Facilities),
Series A,
0.260%, VRD	2,655,000	2,655,000

Series B,
0.260%, VRD	5,100,000	5,100,000

		31,125,000

		53

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—1.36%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.240%, VRD	$17,300,000	$17,300,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.270%, VRD	2,900,000	2,900,000

		20,200,000

Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,700,000	9,700,000

New Hampshire—0.08%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.230%, VRD	1,200,000	1,200,000

New Jersey—0.37%
New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.200%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	450,914

		5,450,914

New Mexico—0.88%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,054,720

New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,013,919

		13,068,639

New York—8.53%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,014,820

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance),
Series B-1,
0.290%, VRD	6,090,000	6,090,000

54

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family Mortgage
Revenue (The Crest),
Series A,
0.330%, VRD	$13,000,000	$13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (2nd Generation Fiscal 2008),
Series BB-5,
0.180%, VRD	500,000	500,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.900%, VRD	39,950,000	39,950,000

New York City,
Subseries B-3,
0.230%, VRD	3,900,000	3,900,000

Subseries L-6,
0.180%, VRD	1,800,000	1,800,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3B,
0.180%, VRD	16,755,000	16,755,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.230%, VRD	4,900,000	4,900,000

New York State Housing Finance Agency Affordable Housing
Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.230%, VRD	3,900,000	3,900,000

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing),
Series A (FNMA Insured),
0.230%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	1,100,000	1,100,000

		55

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.230%, VRD	$5,700,000	$5,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3D,
0.850%, VRD	12,100,000	12,100,000

Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,017,226

		126,727,046

North Carolina—5.14%
Charlotte Water & Sewer System Revenue,
Series B,
0.280%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.260%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.280%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.280%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.290%, VRD	5,850,000	5,850,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.260%, VRD	4,800,000	4,800,000

Union County,
Series A,
0.260%, VRD	19,145,000	19,145,000

Wake County (Public Improvement),
Series B,
0.250%, VRD	5,900,000	5,900,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Wake County,
Series B,
0.230%, VRD	$11,700,000	$11,700,000

		76,405,000

Ohio—0.82%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.260%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.260%, VRD[1,2]	2,845,000	2,845,000

Ohio University General Receipts,
Series B,
0.200%, VRD	565,000	565,000

		12,210,000

Oregon—1.39%
Oregon Health Sciences University Revenue,
Series B-1,
0.230%, VRD	5,960,000	5,960,000

Series B-2,
0.240%, VRD	3,275,000	3,275,000

Oregon (Veterans Welfare),
Series 83,
0.600%, VRD	4,465,000	4,465,000

Series B,
0.600%, VRD	7,000,000	7,000,000

		20,700,000

Pennsylvania—2.90%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.250%, VRD	5,850,000	5,850,000

		57

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.250%, VRD	$5,900,000	$5,900,000

Emmaus General Authority Revenue,
Subseries F-22,
0.250%, VRD	2,400,000	2,400,000

Montgomery County,
Series A,
0.250%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Pennsylvania Higher Educational Facilties Authority Revenue
(Drexel University),
Series B,
0.260%, VRD	4,765,000	4,765,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.240%, VRD	1,400,000	1,400,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,007,514

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.280%, VRD	5,300,000	5,300,000

		43,122,514

South Carolina—1.27%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series C,
0.240%, VRD	10,950,000	10,950,000

58

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	$1,995,000	$1,995,000

Series D,
0.290%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.270%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—3.27%
Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue Refunding (Covenant Healthcare),
Series A,
0.270%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.310%, VRD	12,580,000	12,580,000

Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.280%, VRD	8,950,000	8,950,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.290%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.750%, VRD	17,190,000	17,190,000

		48,585,000

Texas—9.97%
Alamo Community College District (Citigroup ROCS
Series RR-II-R-883WF), (FGIC Insured),
0.250%, VRD[1,2]	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.800%, VRD	7,490,000	7,490,000

		59

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$12,080,000	$12,080,000

Houston Airport System Revenue Refunding (Sub Lien),
0.230%, VRD	3,000,000	3,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series B,
0.220%, VRD	14,265,000	14,265,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.260%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.270%, VRD	17,450,000	17,450,000

North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.270%, VRD	10,000,000	10,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.270%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.290%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.230%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.250%, VRD[1,2]	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.260%, VRD[1,2]	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.330%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.260%, VRD[1,2]	3,330,000	3,330,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	$20,000,000	$20,110,736

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	20,125,000	20,125,000

		148,215,736

Vermont—0.52%
Winooski Special Obligation Refunding,
Series A,
0.270%, VRD	7,700,000	7,700,000

Virginia—1.36%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.220%, VRD	2,700,000	2,700,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, VRD	10,000,000	10,000,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.210%, VRD	7,500,000	7,500,000

		20,200,000

Washington—5.89%
Central Puget Sound Regional Transportation Authority Sales & Use
Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.260%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282)
(AMBAC-TCRs Insured),
0.310%, VRD[1,2]	15,500,000	15,500,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	34,175,000	34,175,000

Series B,
0.270%, VRD	4,400,000	4,400,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.250%, VRD[1,2]	$5,085,000	$5,085,000

Washington Citigroup ROCS,
Series RR-II-R-11145 (AGM Insured),
0.260%, VRD[1,2]	6,725,000	6,725,000

Series RR-II-R-11298 (AGM Insured),
0.260%, VRD[1,2]	4,935,000	4,935,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments),
0.240%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.250%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD[1,2]	3,995,000	3,995,000

		87,460,000

West Virginia—0.35%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties),
Series A,
0.270%, VRD	5,150,000	5,150,000

Wisconsin—0.81%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services),
Series B,
0.240%, VRD	3,100,000	3,100,000

Wisconsin State,
Series B (NATL-RE Insured),
5.000%, due 05/01/11	5,280,000	5,280,000

		12,005,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—0.04%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.230%, VRD	$600,000	$600,000

Total municipal bonds and notes (cost—$1,221,105,469)		1,221,105,469

Tax-exempt commercial paper—16.98%

California—0.34%
Los Angeles Department of Water,
0.300%, due 06/14/11	5,000,000	5,000,000

Florida—0.86%
Florida Local Government,
0.310%, due 06/06/11	12,823,000	12,823,000

Georgia—1.05%
Atlanta Airport,
0.350%, due 05/25/11	7,500,000	7,500,000

0.310%, due 06/06/11	3,048,000	3,048,000

Emory University,
0.270%, due 05/02/11	5,000,000	5,000,000

		15,548,000

Illinois—0.67%
Illinois Educational Facilities Authority Revenue,
0.300%, due 06/07/11	10,000,000	10,000,000

Maryland—4.51%
Anne Arundel County,
0.320%, due 06/21/11	10,000,000	10,000,000

Baltimore County,
0.300%, due 06/13/11	30,400,000	30,400,000

Johns Hopkins University,
0.310%, due 08/04/11	9,929,000	9,929,000

0.300%, due 08/08/11	6,000,000	6,000,000

Montgomery County,
0.320%, due 06/09/11	5,400,000	5,400,000

0.310%, due 06/15/11	5,300,000	5,300,000

		67,029,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—0.67%
Harvard University,
0.280%, due 06/09/11	$10,000,000	$10,000,000

Michigan—1.01%
Trinity Health Credit Group,
0.300%, due 05/02/11	15,000,000	15,000,000

Minnesota—1.75%
Mayo Clinic,
0.270%, due 05/02/11	5,000,000	5,000,000

0.300%, due 06/09/11	16,000,000	16,000,000

0.300%, due 06/21/11	5,000,000	5,000,000

		26,000,000

New York—0.67%
Metropolitan Transportation Authority,
0.300%, due 05/03/11	5,000,000	5,000,000

0.260%, due 06/07/11	5,000,000	5,000,000

		10,000,000

Tennessee—1.35%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

0.320%, due 07/12/11	5,000,000	5,000,000

0.300%, due 10/25/11	5,000,000	5,000,000

		20,000,000

Texas—1.66%
Harris County,
0.300%, due 06/07/11	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 06/06/11	3,750,000	3,750,000

0.320%, due 06/06/11	6,850,000	6,850,000

Methodist Hospital,
0.350%, due 06/15/11	9,000,000	9,000,000

		24,600,000

64

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Washington—0.81%
University of Washington,
0.280%, due 05/10/11	$4,000,000	$4,000,000

0.250%, due 06/07/11	8,000,000	8,000,000

		12,000,000

Wisconsin—0.67%
City of Milwaukee,
0.300%, due 05/26/11	5,000,000	5,000,000

0.260%, due 06/13/11	5,000,000	5,000,000

		10,000,000

Wyoming—0.96%
PacifiCorp,
0.300%, due 05/05/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$252,225,000)		252,225,000

Total investments (cost—$1,473,330,469 which approximates
cost for federal income tax purposes)—99.16%		1,473,330,469

Other assets in excess of liabilities—0.84%		12,453,783

Net assets—100.00%		$1,485,784,252

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.48% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund

65

Tax-Free Master Fund
Statement of net assets—April 30, 2011

PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,221,105,469	$—	$1,221,105,469

Tax-exempt commercial paper	—	252,225,000	—	252,225,000

Total	$—	$1,473,330,469	$—	$1,473,330,469

Weighted average maturity—21 days

See accompanying notes to financial statements

66

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

67

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

68

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

69

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	51 days	47 days	35 days

Net assets (bln)	$29.6	$21.5	$22.6

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Commercial paper	50.3%	47.8%	50.6%

Repurchase agreements	16.4	10.0	12.8

Certificates of deposit	14.6	17.4	12.5

US government and agency obligations	13.5	17.5	16.2

US master note	3.2	3.8	3.6

Short-term corporate obligations	0.8	1.6	3.3

Time deposit	0.6	—	1.0

Other assets less liabilities	0.6	1.9	0.0 [3]

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

70

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	48 days	38 days	40 days

Net assets (bln)	$7.2	$8.0	$7.3

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Repurchase agreements	58.0%	71.0%	75.4%

US government obligations	34.6	26.0	24.5

Other assets less liabilities	7.4	3.0	0.1

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

71

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	21 days	23 days	14 days

Net assets (bln)	$1.5	$1.6	$1.9

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Municipal bonds and notes	82.2%	85.7%	89.5%

Tax-exempt commercial paper	17.0	13.9	11.3

Other assets less liabilities	0.8	0.4	(0.8)

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Master Trust
Statement of operations

For the year ended
April 30, 2011

Prime Master Fund

Investment income:
Interest	$71,754,318

Expenses:
Investment advisory and administration fees	23,285,066

Trustees’ fees	71,256

Net expenses	23,356,322

Net investment income	48,397,996

Net realized gain	97,704

Net increase in net assets resulting from operations	$48,495,700

Treasury Master Fund

Investment income:
Interest	$14,933,475

Expenses:
Investment advisory and administration fees	7,869,714

Trustees’ fees	30,668

7,900,382

Less: Expense reimbursements by advisor	(7,378)

Net expenses	7,893,004

Net investment income	7,040,471

Net realized gain	19,906

Net increase in net assets resulting from operations	$7,060,377

Tax-Free Master Fund

Investment income:
Interest	$4,570,248

Expenses:
Investment advisory and administration fees	1,639,988

Trustees’ fees	14,245

Net expenses	1,654,233

Net investment income	2,916,015

Net realized gain	6,398

Net increase in net assets resulting from operations	$2,922,413

See accompanying notes to financial statements

73

Master Trust
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

Prime Master Fund

From operations:
Net investment income	$48,397,996	$52,534,490

Net realized gain	97,704	201,183

Net increase in net assets resulting from operations	48,495,700	52,735,673

Net increase in net assets from beneficial interest transactions	6,929,088,964	2,931,246,583

Net increase in net assets	6,977,584,664	2,983,982,256

Net assets:
Beginning of year	22,591,869,074	19,607,886,818

End of year	$29,569,453,738	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$7,040,471	$10,317,114

Net realized gain	19,906	132,304

Net increase in net assets resulting from operations	7,060,377	10,449,418

Net decrease in net assets from beneficial interest transactions	(122,879,014)	(3,374,821,928)

Net decrease in net assets	(115,818,637)	(3,364,372,510)

Net assets:
Beginning of year	7,335,524,818	10,699,897,328

End of year	$7,219,706,181	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$2,916,015	$4,480,830

Net realized gain	6,398	164,409

Net increase in net assets resulting from operations	2,922,413	4,645,239

Net decrease in net assets from beneficial interest transactions	(450,269,676)	(841,553,891)

Net decrease in net assets	(447,347,263)	(836,908,652)

Net assets:
Beginning of year	1,933,131,515	2,770,040,167

End of year	$1,485,784,252	$1,933,131,515

See accompanying notes to financial statements

74

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Years ended April 30,			For the period
				August 28, 2007[1]
	2011	2010	2009	to April 30, 2008

Prime Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Net investment income	0.21%	0.25%	1.90%	4.28%[3]

Supplemental data:
Net assets, end of period (000’s)	$29,569,454	$22,591,869	$19,607,887	$13,948,101

Treasury Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Expenses after fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Net investment income	0.09%	0.12%	0.77%	2.96%[3]

Supplemental data:
Net assets, end of period (000’s)	$7,219,706	$7,335,525	$10,699,897	$6,711,384

Tax-Free Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after fee waivers by advisor	0.10%	0.10%[2]	0.04%	0.00%[3,4]

Net investment income	0.18%	0.20%	1.42%	2.73%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,485,784	$1,933,132	$2,770,040	$2,642,116

[1]	Commencement of operations.

[2]	Waiver by advisor represents less than 0.005%.

[3]	Annualized.

[4]	Amount represents less than 0.005%.

See accompanying notes to financial statements

75

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

76

Master Trust
Notes to financial statements

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010 have been implemented.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special

77

Master Trust
Notes to financial statements

“tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under

78

Master Trust
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $4,597,422, $1,196,434 and $250,511, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2011, UBS Global AM did not owe the Master Funds for independent trustees fees and interest expense. In addition, UBS Global AM has undertaken to waive fees in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2011, UBS Global AM voluntarily waived $7,378 for Treasury Master Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested director of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Master Funds

79

Master Trust
Notes to financial statements

purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$95,723,341,837

Treasury Master Fund	169,119,943,833

Tax-Free Master Fund	905,076,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2011, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has

80

Master Trust
Notes to financial statements

agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the year ended April 30, 2011.

Other liabilities
At April 30, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$10,001,564

* Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2011	2010

Contributions	$62,006,201,623	$42,776,750,451

Withdrawals	(55,077,112,659)	(39,845,503,868)

Net increase in beneficial interest	$6,929,088,964	$2,931,246,583

	For the years ended April 30,

Treasury Master Fund	2011	2010

Contributions	$15,572,222,458	$10,240,126,831

Withdrawals	(15,695,101,472)	(13,614,948,759)

Net decrease in beneficial interest	$(122,879,014)	$(3,374,821,928)

	For the years ended April 30,

Tax-Free Master Fund	2011	2010

Contributions	$1,496,454,004	$2,552,766,939

Withdrawals	(1,946,723,680)	(3,394,320,830)

Net decrease in beneficial interest	$(450,269,676)	$(841,553,891)

		81

Master Trust
Notes to financial statements

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Subsequent event
The Board of Trustees of Master Trust—Prime Master Fund has voted to approve, subject to approval by the holders of interests in the fund, a proposal to change that fund’s investment policies to permit it to invest a larger portion of its assets in a group of industries, summarized as follows:

Current concentration policy—The fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, the fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The fund may not concentrate its investments in any other industry outside of financial services. That is, the fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own an interest in the fund on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will

82

Master Trust
Notes to financial statements

be asked to vote on the proposal. If approved by holders of interests, the fund would be required to invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and provided to holders of interests as of the record date.

83

Master Trust
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

84

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

86

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

87

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 75 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

88

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

89

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 51 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman) (until term-limited). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

90

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

91

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

92

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

93

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

94

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

95

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

96

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

97

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

98

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

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104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Money Market Funds	April 30, 2011

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund
Annual Report April 30, 2011

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

June 15, 2011

Dear shareholder,
We present you with the annual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers) were as follows:

•    UBS Select Prime Preferred Fund:
     0.17% as of April 30, 2011, versus 0.16% as of April 30, 2010.

•    UBS Select Treasury Preferred Fund:
     0.01% as of April 30, 2011, versus 0.07% as of April 30, 2010.

•    UBS Select Tax-Free Preferred Fund:
     0.16% as of April 30, 2011, unchanged from April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.

An interview with the Portfolio Managers
Q.  How would you describe the economic environment during the reporting period?
A.  Although the overall US economy expanded during the reporting period, there continued to be several areas of weakness. These included elevated

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Investment goals (both Funds): Maximum current income consistent with liquidity and capital preservation

Portfolio Manager: Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers: Elbridge T. Gerry III Ryan Nugent Erin O. Houston UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 1.7% during the second quarter of 2010, followed by third and fourth quarter GDP growth of 2.6% and 3.1%, respectively. The Commerce Department then reported that its advance estimate for first quarter 2011 GDP growth was 1.8%. The US economy has now expanded for seven consecutive quarters.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth and increased inflationary pressures, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate in a historically low range of 0.00% to 0.25%. Additionally, in November 2010, the Fed launched another round of quantitative easing in an attempt to stimulate the economy, introducing a plan that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

	•	The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Preferred Fund invests was 35 days when the reporting period began. We extended the Master Fund’s weighted average maturity to 51 days in order to generate incremental yield.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased the size of our positions in single issuers, typically purchasing up to 3% in single nongovernment issuers by the end of the

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to repurchase agreements and certificates of deposit. In contrast, we decreased the Fund’s exposure to US government and agency obligations and short-term corporate obligations. Additionally, we slightly pared the Fund’s exposure to certain other areas, including commercial paper. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	In the Master Fund in which UBS Select Treasury Preferred Fund invests, during the first half of the reporting period we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries. During the second half of the reporting period, we reduced our exposure to repurchase agreements, as the Treasury market experienced some supply/demand challenges that lowered the yield on repurchase agreements. In addition, Federal Deposit Insurance Corporation (FDIC) fees on bank wholesale funding, Treasury paydowns and the impending US debt ceiling (limit) lowered repurchase agreement yields. Against this backdrop, we increased the Fund’s allocation to Treasury bills and notes along the yield curve to position it better for yield. Overall, the Master Fund in which UBS Select Treasury Preferred Fund invests saw its WAM increase from 40 to 48 days during the fiscal year.

•	In the Master Fund in which UBS Select Tax-Free Preferred Fund invests, its WAM was 14 days when the reporting period began. As the reporting period progressed, the WAM was increased to 21 days. This was partially due to our increased exposure to three- to six-month tax-free commercial paper, as it offered enhanced yield in a relatively flat municipal yield curve environment. Lengthening the Fund’s WAM was also done as increased demand from taxable investors and non-traditional “crossover buyers” caused short-term yields to move lower over the period. In addition to three- to six-month tax-free commercial paper, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.	The US economy surprised investors with its resiliency in 2010. Looking ahead, the economy appears to have enough momentum to continue expanding. However, several factors could temper growth rates as the year progresses. While we are starting to see some signs of improvement in the labor market, unemployment remains stubbornly high, and there are continued strains in the housing market. In addition, the spike in oil prices, which surpassed $100 a barrel in the first quarter of 2011 given the geopolitical events in the Middle East and Northern Africa, could put a further damper on consumer spending. There are also uncertainties surrounding the devastation in Japan and the ongoing sovereign debt crisis in Europe. In the US, the Fed remains clearly on hold for now in terms of the federal funds rate. However, certain members of the Federal Open Market Committee, the group within the Fed that determines monetary policy, have started to openly discuss the need to raise interest rates in the future to ward off inflation. This could impact the yields available from money market securities later in the year.

Q.	How have regulatory actions impacting money market funds affected how you manage the Funds?
A.	In 2010, the US Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments imposed new liquidity, credit quality, and maturity limits. They also enhanced disclosure requirements. Beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. Also, beginning January 31, 2011, each Fund began including a link on UBS’s Web site to more detailed Master Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Funds’ prospectus, which is also available at the above Web site.

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Preferred Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2011. The views and opinions in the letter were current as of June 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
 The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
 The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)1

UBS Select Prime Preferred Fund

			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

UBS Select Treasury Preferred Fund

			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.20	$0.69	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Tax-Free Preferred Fund

			Expenses paid
	Beginning	Ending	during period[2]	Expense
	account value	account value[3]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.70	$0.69	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

[3]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

8

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.17%	0.20%	0.16%

Seven-day effective yield[1]	0.17	0.20	0.17

Weighted average maturity[2]	51 days	47 days	35 days

Net assets (mm)	$17,186.9	$11,180.7	$9,898.7

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.07%	0.07%

Seven-day effective yield[1]	0.01	0.07	0.07

Weighted average maturity[2]	48 days	38 days	40 days

Net assets (mm)	$2,643.5	$2,659.5	$2,322.2

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.16%	0.15%	0.16%

Seven-day effective yield[1]	0.16	0.15	0.16

Weighted average maturity[2]	21 days	23 days	14 days

Net assets (mm)	$438.3	$498.0	$576.2

[1]	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Preferred Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$17,189,047,191 which approximates cost for federal income tax purposes)	$17,189,047,191

Receivable from affiliate	267,131

Total assets	17,189,314,322

Liabilities:
Dividends payable to shareholders	2,402,657

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 17,186,871,945 outstanding	17,186,871,945

Accumulated net realized gain	39,720

Net assets	$17,186,911,665

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$2,643,561,389 which approximates cost for
federal income tax purposes)	$2,643,561,389

Liabilities:
Payable to affiliates	46,696

Dividends payable to shareholders	21,157

Total liabilities	67,853

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,643,481,887 outstanding	2,643,481,887

Accumulated net realized gain	11,649

Net assets	$2,643,493,536

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$438,287,333 which approximates cost for
federal income tax purposes)	$438,287,333

Receivable from affiliate	23,673

Total assets	438,311,006

Liabilities:
Dividends payable to shareholders	47,858

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 438,261,467 outstanding	438,261,422

Accumulated net realized gain	1,726

Net assets	$438,263,148

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$37,206,880

Expenses allocated from Master	(12,151,252)

Net investment income allocated from Master	25,055,628

Expenses:
Administration fees	9,686,323

Trustees’ fees	33,884

9,720,207

Less: Fee waivers by administrator	(9,720,207)

Net expenses	—

Net investment income	25,055,628

Net realized gain allocated from Master	53,220

Net increase in net assets resulting from operations	$25,108,848

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$5,165,340

Expenses allocated from Master	(2,745,544)

Expense waiver allocated from Master	2,728

Net investment income allocated from Master	2,422,524

Expenses:
Administration fees	2,178,155

Trustees’ fees	18,133

2,196,288

Less: Fee waivers by administrator	(1,154,968)

Net expenses	1,041,320

Net investment income	1,381,204

Net realized gain allocated from Master	6,821

Net increase in net assets resulting from operations	$1,388,025

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$1,303,744

Expenses allocated from Master	(471,899)

Net investment income allocated from Master	831,845

Expenses:
Administration fees	366,623

Trustees’ fees	10,866

377,489

Less: Fee waivers by administrator	(188,743)

Net expenses	188,746

Net investment income	643,099

Net realized gain allocated from Master	1,681

Net increase in net assets resulting from operations	$644,780

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$25,055,628	$12,222,218

Net realized gain	53,220	49,087

Net increase in net assets resulting from operations	25,108,848	12,271,305

Dividends and distributions to shareholders from:
Net investment income	(25,055,628)	(12,222,218)

Net realized gain	(35,554)	(59,688)

Total dividends and distributions to shareholders	(25,091,182)	(12,281,906)

Net increase in net assets from beneficial interest transactions	7,288,227,929	6,260,462,374

Net increase in net assets	7,288,245,595	6,260,451,773

Net assets:
Beginning of year	9,898,666,070	3,638,214,297

End of year	$17,186,911,665	$9,898,666,070

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$1,381,204	$1,594,353

Net realized gain	6,821	34,831

Net increase in net assets resulting from operations	1,388,025	1,629,184

Dividends and distributions to shareholders from:
Net investment income	(1,381,204)	(1,594,353)

Net realized gain	(6,348)	(23,655)

Total dividends and distributions to shareholders	(1,387,552)	(1,618,008)

Net increase (decrease) in net assets from beneficial interest transactions	321,286,730	(516,293,816)

Net increase (decrease) in net assets	321,287,203	(516,282,640)

Net assets:
Beginning of year	2,322,206,333	2,838,488,973

End of year	$2,643,493,536	$2,322,206,333

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$643,099	$432,625

Net realized gain	1,681	25,154

Net increase in net assets resulting from operations	644,780	457,779

Dividends and distributions to shareholders from:
Net investment income	(643,099)	(432,625)

Net realized gain	(20,792)	(13,733)

Total dividends and distributions to shareholders	(663,891)	(446,358)

Net increase (decrease) in net assets from beneficial interest transactions	(137,923,735)	315,628,214

Net increase (decrease) in net assets	(137,942,846)	315,639,635

Net assets:
Beginning of year	576,205,994	260,566,359

End of year	$438,263,148	$576,205,994

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

				For the period
	Years ended April 30,			August 28, 2007[1] to
	2011	2010	2009	April 30, 2008

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.002	0.002	0.020	0.029

Dividends from net investment income	(0.002)	(0.002)	(0.020)	(0.029)

Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—

Total dividends and distributions	(0.002)	(0.002)	(0.020)	(0.029)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.21%	0.23%	1.99%	2.96%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.18%	0.19%	0.18%[5]

Expenses after fee waivers by advisor/administrator[4]	0.10%	0.12%	0.15%	0.14%[5]

Net investment income to average net assets[4]	0.21%	0.20%	1.64%	3.95%[5]

Supplemental data:
Net assets, end of period (000’s)	$17,186,912	$9,898,666	$3,638,214	$947,468

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

				For the period
	Years ended April 30,			August 28, 2007[1] to
	2011	2010	2009	April 30, 2008

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.001	0.009	0.022

Dividends from net investment income	(0.001)	(0.001)	(0.009)	(0.022)

Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.001)	(0.001)	(0.009)	(0.022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.05%	0.07%	0.91%	2.27%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.19%	0.20%	0.18%[5]

Expenses after fee waivers by advisor/administrator[4]	0.14%	0.15%	0.16%	0.14%[5]

Net investment income[4]	0.05%	0.07%	0.67%	2.72%[5]

Supplemental data:
Net assets, end of period (000’s)	$2,643,494	$2,322,206	$2,838,489	$1,095,975

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

				For the period
	Years ended April 30,			August 28, 2007[1] to
	2011	2010	2009	April 30, 2008

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.001	0.010	0.020

Dividends from net investment income	(0.001)	(0.001)	(0.010)	(0.020)

Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.001)	(0.001)	(0.010)	(0.020)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.14%	0.14%	1.31%	1.99%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%	0.20%	0.22%	0.08%[5]

Expenses after fee waivers by advisor/administrator[4]	0.14%	0.15%	0.13%	0.04%[5]

Net investment income[4]	0.14%	0.13%	1.32%	3.05%[5]

Supplemental data:
Net assets, end of period (000’s)	$438,263	$576,206	$260,566	$63,623

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (58.13% for Prime Preferred Fund, 36.62% for Treasury Preferred Fund and 29.50% for Tax-Free Preferred Fund at April 30, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2011, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $1,844,496, $270,824, and $6,447, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2011, UBS Global AM owed $14,638 for independent trustees fees to Prime Preferred Fund.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2011. At April 30, 2011, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $1,048,494, $170,313 and $30,120 for fee waivers, respectively. For the year ended April 30, 2011, UBS Global AM was contractually obligated to waive $4,860,103, $1,098,152 and $188,743, respectively. During the period May 1, 2010, through April 30, 2011, UBS Global AM voluntarily waived an additional 0.04% of administration fees for Prime Preferred Fund; this additional voluntary waiver was reduced to 0.03% in May 2011, and has been extended until at least June 30, 2011, but at a further reduced rate of 0.02%. After this time, the waiver will either be extended further—at either this or a different rate—or be phased out by decreasing 0.01% per week until the voluntary waiver expires. At April 30, 2011, UBS Global AM owed Prime Preferred Fund a further $1,048,495 for these additional fee waivers. For the year ended April 30, 2011, UBS Global AM voluntarily waived $4,860,104 for Prime Preferred Fund pursuant to this additional voluntary waiver. In addition, UBS Global AM has undertaken to waive fees in the event that current fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2011, UBS Global AM owed Treasury Preferred Fund $53,815 for these additional fee waivers. For the year ended April 30, 2011, UBS Global AM voluntarily waived an additional $56,816 for Treasury Preferred Fund.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Preferred Fund	2011	2010

Shares sold	104,643,312,569	55,018,209,629

Shares repurchased	(97,369,946,268)	(48,767,124,518)

Dividends reinvested	14,861,628	9,377,263

Net increase in shares outstanding	7,288,227,929	6,260,462,374

	For the years ended April 30,

Treasury Preferred Fund	2011	2010

Shares sold	12,732,823,238	9,866,181,709

Shares repurchased	(12,412,808,688)	(10,383,845,477)

Dividends reinvested	1,272,180	1,369,952

Net increase (decrease) in shares outstanding	321,286,730	(516,293,816)

	For the years ended April 30,

Tax-Free Preferred Fund	2011	2010

Shares sold	825,744,508	1,678,109,624

Shares repurchased	(964,273,010)	(1,362,898,643)

Dividends reinvested	604,767	417,233

Net increase (decrease) in shares outstanding	(137,923,735)	315,628,214

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was ordinary income. The tax character of distributions paid to

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was 96.87% and 96.90% tax-exempt income, 2.93% and 2.15% ordinary income, and 0.20% and 0.95% long-term capital gain, respectively.

At April 30, 2011, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $2,442,377 for Prime Preferred Fund, (2) undistributed ordinary income of $32,806 for Treasury Preferred Fund, and (3) undistributed tax-exempt income of $47,903, undistributed ordinary income of $1,267, and undistributed long-term capital gains of $414 for Tax-Free Preferred Fund.

As of and during the year ended April 30, 2011, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2011, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event
The Board of Trustees of UBS Money Series and the Board of Trustees of Master Trust—Prime Master Fund, the underlying master fund through which UBS Select Prime Preferred Fund invests, have voted to approve, subject to shareholder approval, a proposal to change the funds’ investment policies to permit them to invest a larger portion of their assets in a group of industries, summarized as follows:

Current concentration policy—Each fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, each fund will invest more than 25% of its total assets (measured at the time of purchase) in

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements

the financial services group of industries. Each fund may not concentrate its investments in any other industry outside of financial services. That is, each fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own shares of these funds on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will be asked to vote on the proposal. If approved by shareholders, such funds would be required to invest more than 25% of their total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and mailed to shareholders as of the record date.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address:www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

Treasury Preferred Fund hereby designates 99.54% and 0.46% of the ordinary income dividends paid during the fiscal year ended April 30, 2011 as interest related dividends and qualified short-term gain dividends, respectively.

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—13.49%

Federal Farm Credit Bank
0.230%, due 05/02/11[1]	$50,000,000	$50,007,763

0.270%, due 06/15/11[1]	115,000,000	115,000,000

0.250%, due 07/12/11[1]	82,000,000	81,982,584

0.270%, due 07/12/11[1]	109,000,000	108,995,102

0.250%, due 10/05/11[2]	50,000,000	49,945,486

0.310%, due 12/27/11[2]	48,000,000	47,900,800

0.320%, due 01/06/12[2]	42,000,000	41,906,667

Federal Home Loan Bank
0.170%, due 05/02/11[1]	100,000,000	100,007,254

0.210%, due 05/02/11[1]	235,000,000	235,000,000

0.280%, due 05/07/11[1]	225,000,000	225,000,000

0.500%, due 05/17/11[2]	115,000,000	114,974,444

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 06/15/11[1]	102,000,000	102,000,000

0.290%, due 06/16/11[1]	89,000,000	89,000,000

0.115%, due 06/29/11[2]	34,000,000	33,993,592

0.280%, due 06/29/11[1]	177,000,000	177,000,000

0.280%, due 07/12/11[1]	240,000,000	240,000,000

0.300%, due 11/08/11	96,500,000	96,497,475

0.260%, due 11/22/11	170,000,000	169,971,356

0.260%, due 11/23/11	57,000,000	56,986,796

0.300%, due 11/23/11	105,850,000	105,829,195

0.450%, due 03/06/12	35,000,000	35,000,000

Federal Home Loan Mortgage Corp.*
0.280%, due 05/02/11[1]	122,000,000	122,083,614

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	159,412,489

US Treasury Notes
4.875%, due 05/31/11	112,900,000	113,329,392

4.875%, due 07/31/11	147,000,000	148,702,167

1.000%, due 09/30/11	132,000,000	132,486,166

4.625%, due 10/31/11	245,000,000	250,401,843

4.500%, due 11/30/11	190,000,000	194,661,284

1.000%, due 12/31/11	92,500,000	92,970,756

30

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
1.375%, due 02/15/12	$75,000,000	$75,606,208

4.625%, due 02/29/12	200,000,000	207,156,399

4.500%, due 03/31/12	100,000,000	103,811,048

Total US government and agency obligations (cost—$3,987,619,880)		3,987,619,880

Time deposit—0.63%

Banking-non-US—0.63%
KBC Bank NV, Cayman Islands
0.090%, due 05/02/11 (cost—$185,000,000)	185,000,000	185,000,000

Certificates of deposit—14.56%

Banking-non-US—14.56%
Abbey National Treasury Services PLC
0.400%, due 05/25/11	35,000,000	35,001,863

0.381%, due 07/18/11[1]	275,000,000	275,000,000

0.626%, due 07/18/11[1]	210,000,000	210,000,000

Bank of Nova Scotia
0.240%, due 05/02/11[1]	200,000,000	200,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/10/11	240,000,000	240,000,000

BNP Paribas SA
0.428%, due 07/15/11[1]	95,000,000	95,000,000

Credit Agricole CIB
0.520%, due 08/10/11	227,000,000	227,000,000

Credit Industriel et Commercial
0.290%, due 07/15/11	295,000,000	295,000,000

Dexia Credit Local
0.413%, due 05/27/11[1]	500,000,000	500,000,000

Intesa Sanpaolo SpA
0.390%, due 06/03/11	182,000,000	182,000,000

Lloyds TSB Bank PLC
0.475%, due 07/19/11[1]	119,000,000	119,000,000

Mizuho Corporate Bank Ltd.
0.270%, due 05/26/11	274,000,000	274,000,000

National Australia Bank Ltd.
0.301%, due 07/14/11[1]	217,500,000	217,500,000

0.295%, due 07/19/11[1]	44,250,000	44,245,697

		31

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.340%, due 05/02/11[1]	$204,000,000	$203,999,945

0.403%, due 07/13/11[1]	261,000,000	261,000,000

Royal Bank of Canada
0.270%, due 05/02/11[1]	95,000,000	95,000,000

0.285%, due 05/02/11[1]	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[1]	240,500,000	240,500,000

Skandinaviska Enskilda Banken AG
0.300%, due 05/17/11	297,000,000	297,000,000

Svenska Handelsbanken
0.275%, due 06/14/11	100,000,000	100,000,610

Westpac Banking Corp.
0.280%, due 05/02/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$4,306,248,115)		4,306,248,115

Commercial paper[2]—50.31%

Asset backed-banking—2.47%
Atlantis One Funding
0.180%, due 05/06/11	85,500,000	85,497,862

0.350%, due 05/27/11	100,000,000	99,974,722

0.200%, due 08/01/11	310,000,000	309,841,556

0.380%, due 08/10/11	179,000,000	178,809,166

0.360%, due 09/07/11	56,500,000	56,427,115

		730,550,421

Asset backed-miscellaneous—11.84%
Amsterdam Funding Corp.
0.160%, due 05/23/11	50,000,000	49,995,111

0.160%, due 05/24/11	50,000,000	49,994,889

0.160%, due 05/27/11	65,000,000	64,992,489

Atlantic Asset Securitization LLC
0.180%, due 05/16/11	120,000,000	119,991,000

0.240%, due 07/06/11	65,000,000	64,971,400

0.260%, due 07/07/11	100,000,000	99,951,611

32

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Barton Capital LLC
0.160%, due 05/13/11	$96,532,000	$96,526,852

0.170%, due 05/13/11	50,008,000	50,005,166

Chariot Funding LLC
0.230%, due 05/04/11	49,250,000	49,249,056

0.160%, due 05/12/11	50,000,000	49,997,556

0.160%, due 05/16/11	100,000,000	99,993,333

0.160%, due 05/26/11	50,000,000	49,994,444

0.240%, due 06/02/11	50,000,000	49,989,333

Falcon Asset Securitization Corp.
0.230%, due 05/09/11	75,000,000	74,996,167

0.160%, due 05/12/11	154,474,000	154,466,448

0.260%, due 05/19/11	75,000,000	74,990,250

0.160%, due 05/23/11	58,000,000	57,994,329

Gotham Funding Corp.
0.250%, due 05/06/11	49,693,000	49,691,275

0.240%, due 05/09/11	50,000,000	49,997,333

0.250%, due 05/10/11	80,000,000	79,995,000

0.270%, due 06/06/11	50,000,000	49,986,500

0.270%, due 06/07/11	50,000,000	49,986,125

0.270%, due 06/08/11	75,000,000	74,978,625

Jupiter Securitization Co. LLC
0.160%, due 05/10/11	50,000,000	49,998,000

0.160%, due 05/11/11	40,000,000	39,998,222

0.160%, due 05/26/11	57,200,000	57,193,644

0.170%, due 06/15/11	125,000,000	124,973,438

Liberty Street Funding LLC
0.170%, due 05/09/11	50,000,000	49,998,111

0.180%, due 05/16/11	50,000,000	49,996,250

0.160%, due 05/18/11	50,000,000	49,996,222

0.270%, due 06/02/11	50,000,000	49,988,000

0.270%, due 06/15/11	75,000,000	74,974,688

LMA Americas LLC
0.240%, due 05/05/11	69,600,000	69,598,144

0.290%, due 05/06/11	49,800,000	49,797,994

		33

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
0.200%, due 05/09/11	$157,000,000	$156,993,022

0.240%, due 05/31/11	69,200,000	69,186,160

0.210%, due 06/30/11	76,600,000	76,573,190

0.240%, due 07/20/11	50,000,000	49,973,333

Market Street Funding LLC
0.280%, due 06/06/11	50,000,000	49,986,000

0.270%, due 06/10/11	35,000,000	34,989,500

Old Line Funding Corp.
0.250%, due 06/07/11	67,121,000	67,103,754

0.250%, due 06/20/11	57,000,000	56,980,208

Regency Markets No.1 LLC
0.190%, due 05/17/11	72,277,000	72,270,897

Salisbury Receivables Co. LLC
0.160%, due 05/12/11	40,000,000	39,998,044

0.170%, due 05/13/11	40,000,000	39,997,733

Sheffield Receivables Corp.
0.270%, due 05/25/11	50,000,000	49,991,000

Thames Asset Global Securitization No.1
0.180%, due 05/12/11	107,779,000	107,773,072

0.170%, due 05/17/11	129,033,000	129,023,251

Thunderbay Funding
0.250%, due 06/07/11	79,924,000	79,903,464

Variable Funding Capital Corp.
0.230%, due 05/16/11	100,000,000	99,990,417

Windmill Funding Corp.
0.160%, due 05/13/11	40,000,000	39,997,867

		3,499,977,917

Asset backed-securities—2.55%
Ciesco LLC
0.160%, due 05/13/11	75,000,000	74,996,000

Grampian Funding LLC
0.320%, due 06/02/11	200,000,000	199,943,111

0.320%, due 06/03/11	100,000,000	99,970,667

0.310%, due 06/15/11	46,000,000	45,982,175

0.310%, due 06/16/11	150,000,000	149,940,583

34

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-securities—(concluded)
0.300%, due 07/01/11	$85,000,000	$84,956,792

0.270%, due 07/14/11	100,000,000	99,944,500

		755,733,828

Banking-non-US—8.15%
ANZ National International Ltd.
0.330%, due 05/09/11	100,000,000	99,992,667

Banco Bilbao Vizcaya Argentaria
0.470%, due 05/09/11	150,000,000	149,984,333

0.430%, due 06/02/11	225,000,000	224,914,000

0.450%, due 07/01/11	390,000,000	389,702,625

Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/09/11	200,000,000	199,794,444

0.370%, due 08/12/11	29,500,000	29,468,771

Commonwealth Bank of Australia
0.320%, due 05/06/11[1,3]	95,000,000	94,995,784

0.322%, due 05/09/11[1,3]	27,500,000	27,499,915

Intesa Funding LLC
0.590%, due 10/25/11	290,000,000	289,158,758

0.590%, due 10/31/11	200,000,000	199,400,167

Royal Bank of Scotland PLC
0.390%, due 05/13/11	145,000,000	144,981,150

Santander Commercial Paper SA Unipersonal
0.610%, due 07/13/11	250,000,000	249,690,764

Svenska Handelsbanken
0.300%, due 06/09/11[3]	169,250,000	169,194,994

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[1,3]	141,500,000	141,500,000

		2,410,278,372

Banking-US—19.66%
ABN Amro Funding USA LLC
0.300%, due 05/10/11	50,000,000	49,996,250

0.240%, due 06/28/11	31,500,000	31,487,820

0.290%, due 07/05/11	150,000,000	149,921,458

0.290%, due 07/07/11	220,000,000	219,881,261

0.250%, due 07/14/11	85,000,000	84,956,319

		35

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Banking-US—(continued)
BNP Paribas Finance
0.340%, due 05/05/11	$215,000,000	$214,991,878

0.310%, due 08/01/11	200,000,000	199,841,556

0.540%, due 08/03/11	100,000,000	99,859,000

Danske Corp.
0.170%, due 05/31/11	300,000,000	299,957,500

Deutsche Bank Financial LLC
0.340%, due 05/18/11	173,750,000	173,722,103

0.270%, due 07/05/11	301,000,000	300,853,263

Dexia Delaware LLC
0.390%, due 05/06/11	350,000,000	349,981,042

Fortis Funding LLC
0.080%, due 05/02/11	250,000,000	249,999,444

0.340%, due 06/02/11	195,000,000	194,941,067

ING (US) Funding LLC
0.330%, due 05/26/11	96,900,000	96,877,794

0.270%, due 06/08/11	100,000,000	99,971,500

0.270%, due 08/05/11	100,000,000	99,928,000

0.440%, due 08/15/11	225,000,000	224,708,500

0.330%, due 09/19/11	295,000,000	294,618,712

JPMorgan Chase & Co.
0.240%, due 07/11/11	260,000,000	259,876,933

Natixis US Finance Co. LLC
0.420%, due 05/09/11	220,000,000	219,979,467

0.360%, due 07/01/11	100,000,000	99,939,000

Nordea N.A., Inc.
0.110%, due 05/03/11	500,000,000	499,996,944

0.230%, due 05/09/11	59,250,000	59,246,972

Societe Generale N.A., Inc.
0.100%, due 05/02/11	250,000,000	249,999,306

0.440%, due 07/05/11	64,600,000	64,548,679

0.420%, due 07/11/11	259,000,000	258,785,462

0.500%, due 10/03/11	200,000,000	199,569,444

0.450%, due 10/07/11	251,000,000	250,501,138

36

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)
State Street Bank and Trust Co.
0.260%, due 05/20/11	$215,000,000	$214,970,497

		5,813,908,309

Finance-captive automotive—1.52%
Toyota Motor Credit Corp.
0.240%, due 05/27/11	200,000,000	199,965,333

0.240%, due 06/03/11	50,000,000	49,989,000

0.400%, due 06/06/11	200,000,000	199,920,000

		449,874,333

Finance-noncaptive diversified—1.49%
General Electric Capital Corp.
0.260%, due 06/09/11	290,000,000	289,918,317

0.250%, due 09/01/11	150,000,000	149,871,875

		439,790,192

Pharmaceuticals—0.94%
Sanofi-Aventis
0.240%, due 06/16/11	277,000,000	276,915,053

Supranational—1.69%
European Investment Bank
0.250%, due 06/24/11	500,000,000	499,812,500

Total commercial paper (cost—$14,876,840,925)		14,876,840,925

US master note—3.24%

Brokerage—3.24%
Merrill Lynch Pierce Fenner & Smith, Inc.
0.250%, due 05/02/11[1,4] (cost—$957,000,000)	957,000,000	957,000,000

Short-term corporate obligations—0.81%

Banking-non-US—0.64%
National Australia Bank Ltd.
0.323%, due 05/19/11[1,3]	50,000,000	49,997,905

Westpac Securities NZ Ltd.
0.386%, due 05/04/11[1,3]	140,000,000	140,000,000

		189,997,905

		37

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranational—0.17%
European Investment Bank
2.625%, due 11/15/11	$50,000,000	$50,612,876

Total short-term corporate obligations (cost—$240,610,781)		240,610,781

Repurchase agreements—16.43%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $456,413,000
Federal Home Loan Bank obligations, zero coupon to 3.625%
due 07/15/11 to 11/15/11, $444,364,000 Federal Home Loan
Mortgage Corp. obligations, zero coupon to 0.173%
due 06/21/11 to 03/21/13 and $368,507,000 Federal
National Mortgage Association obligations, zero coupon to
1.125% due 07/30/12 to 11/23/12; (value—$1,275,000,873);
proceeds: $1,250,003,125	1,250,000,000	1,250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.300% due 05/02/11, collateralized by various
equity securities; (value—$267,500,007);
proceeds: $250,006,250	250,000,000	250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.350% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.000% due
05/15/11 to 01/01/49; (value—$356,433,454);
proceeds: $325,009,479	325,000,000	325,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.400% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.250% due
09/15/11 to 01/01/49; (value—$480,667,386);
proceeds: $425,014,167	425,000,000	425,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$293,292,445 US Treasury Bonds Coupon Strip,
6.875% to 7.500% due 11/15/24 to 05/15/25;
(value—$161,160,001); proceeds: $158,000,263	158,000,000	158,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.030% due 05/02/11, collateralized by
$268,740,000 Federal Farm Credit Bank obligations,
zero coupon to 6.125% due 06/08/11 to 04/17/36,
$467,309,000 Federal Home Loan Bank obligations,
zero coupon to 7.375% due 05/06/11 to 07/15/36,
$279,510,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 05/05/11 to
11/23/35 and $315,948,000 Federal National Mortgage
Association obligations, zero coupon to 10.350% due
05/05/11 to 07/15/37; (value—$1,377,002,172);
proceeds: $1,350,003,375	$1,350,000,000	$1,350,000,000

Repurchase agreement dated 04/29/11 with Goldman
Sachs & Co., 0.040% due 05/02/11, collateralized by
$578,344,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 09/26/11 to
07/15/32 and $156,546,000 Federal National Mortgage
Association obligations, 6.000% to 7.250% due 05/15/30 to
04/18/36; (value—$816,001,343); proceeds: $800,002,667	800,000,000	800,000,000

Repurchase agreement dated 04/29/11 with Morgan
Stanley & Co., 0.020% due 05/02/11, collateralized by
$307,205,000 Federal National Mortgage Association
obligations, 0.800% due 11/18/13; (value—$306,000,074);
proceeds: $300,000,500	300,000,000	300,000,000

Repurchase agreement dated 04/29/11 with State Street
Bank & Trust Co., 0.010% due 05/02/11, collateralized by
$946,392 US Treasury Notes, 3.125% due 04/30/17;
(value—$1,000,248); proceeds: $980,001	980,000	980,000

Total repurchase agreements (cost—$4,858,980,000)		4,858,980,000

Total investments (cost—$29,412,299,701 which approximates
cost for federal income tax purposes)—99.47%		29,412,299,701

Other assets in excess of liabilities—0.53%		157,154,037

Net assets—100.00%		$29,569,453,738

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

39

Prime Master Fund
Statement of net assets—April 30, 2011

[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.11% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The security detailed in the table below, which represents 3.24% of net assets, is considered liquid and restricted as of April 30, 2011.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date[5]	cost	assets	Value	assets

Merrill Lynch Pierce
Fenner & Smith, Inc.,
0.250%, 05/02/11	04/29/11	$957,000,000	3.24%	$957,000,000	3.24%

[5]	Acquisition date represents most recent interest rate reset date on variable rate securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,987,619,880	$—	$3,987,619,880

Time deposit	—	185,000,000	—	185,000,000

Certificates of deposit	—	4,306,248,115	—	4,306,248,115

Commercial paper	—	14,876,840,925	—	14,876,840,925

US master note	—	957,000,000	—	957,000,000

Short-term corporate obligations	—	240,610,781	—	240,610,781

Repurchase agreements	—	4,858,980,000	—	4,858,980,000

Total	$—	$29,412,299,701	$—	$29,412,299,701

40

Prime Master Fund
Statement of net assets—April 30, 2011

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments

United States	71.6%

France	4.6

United Kingdom	3.5

Spain	3.4

Japan	3.3

Australia	3.1

Luxembourg	2.7

Italy	2.3

Sweden	1.9

Belgium	1.7

Canada	1.3

Cayman Islands	0.6

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

41

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government obligations—34.58%

US Treasury Bills
0.200%, due 05/26/11[1]	$150,000,000	$149,979,167

0.201%, due 06/02/11[1]	150,000,000	149,973,267

0.190%, due 07/28/11[1]	100,000,000	99,953,556

0.291%, due 07/28/11[1]	75,000,000	74,946,650

US Treasury Notes
0.875%, due 05/31/11	117,000,000	117,067,153

4.875%, due 05/31/11	275,000,000	276,045,907

1.125%, due 06/30/11	250,000,000	250,442,860

5.125%, due 06/30/11	150,000,000	151,210,714

4.875%, due 07/31/11	50,000,000	50,578,968

1.000%, due 08/31/11	150,000,000	150,418,164

1.000%, due 09/30/11	150,000,000	150,514,989

1.000%, due 10/31/11	75,000,000	75,284,028

4.625%, due 10/31/11	200,000,000	204,376,693

1.750%, due 11/15/11	160,000,000	161,288,678

0.750%, due 11/30/11	97,000,000	97,251,857

1.000%, due 12/31/11	75,000,000	75,383,987

1.125%, due 01/15/12	98,000,000	98,636,857

1.375%, due 02/15/12	90,000,000	90,734,410

0.875%, due 02/29/12	22,500,000	22,595,954

1.000%, due 04/30/12	50,000,000	50,313,183

Total US government obligations (cost—$2,496,997,042)		2,496,997,042

Repurchase agreements—58.01%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $512,362,800
US Treasury Inflation Index Notes, 0.125% due 04/15/16
and $761,130,016 US Treasury Notes, 0.875% to 4.750%
due 01/31/12 to 08/15/17; (value—$1,326,000,001);
proceeds: $1,300,003,250	1,300,000,000	1,300,000,000

42

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$374,258,900 US Treasury Inflation Index Bonds, 2.375%
to 3.625% due 01/15/25 to 04/15/28 and $630,999,900
US Treasury Inflation Index Notes, 0.125% to 1.875% due
07/15/13 to 07/15/20; (value—$1,298,154,105);
proceeds: $1,272,702,121	$1,272,700,000	$1,272,700,000

Repurchase agreement dated 04/29/11 with Goldman Sachs & Co.,
0.010% due 05/02/11, collateralized by $1,059,430,800
US Treasury Inflation Index Notes, 0.500% to 3.375% due
01/15/12 to 01/15/20; (value—$1,239,300,079);
proceeds: $1,215,001,013	1,215,000,000	1,215,000,000

Repurchase agreement dated 04/29/11 with Morgan Stanley & Co.,
0.010% due 05/02/11, collateralized by $26,383,300
US Treasury Bonds, 6.250% due 05/15/30, $318,787,900
US Treasury Inflation Index Notes, 0.125% due 04/15/16 and
$44,785,522 US Treasury Notes, 1.875% due 06/15/12;
(value—$408,000,012); proceeds: $400,000,333	400,000,000	400,000,000

Repurchase agreement dated 04/29/11 with State Street Bank &
Trust Co., 0.010% due 05/02/11, collateralized by $205,000
US Treasury Notes, 3.125% due 04/30/17; (value—$216,666);
proceeds: $211,000	211,000	211,000

Total repurchase agreements (cost—$4,187,911,000)		4,187,911,000

Total investments (cost—$6,684,908,042 which approximates
cost for federal income tax purposes)—92.59%		6,684,908,042

Other assets in excess of liabilities—7.41%		534,798,139

Net assets—100.00%		$7,219,706,181

[1]	Rates shown are the discount rates at date of purchase.

43

Treasury Master Fund
Statement of net assets—April 30, 2011

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,496,997,042	$—	$2,496,997,042

Repurchase agreements	—	4,187,911,000	—	4,187,911,000

Total	$—	$6,684,908,042	$—	$6,684,908,042

Weighted average maturity—48 days

See accompanying notes to financial statements

44

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—82.18%

Alabama—0.78%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.290%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.240%, VRD	1,100,000	1,100,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.230%, VRD	5,000,000	5,000,000

		11,550,000

Alaska—1.00%
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,079,242

Borough of North Slope,
Series A,
2.000%, due 06/30/11	4,800,000	4,813,001

		14,892,243

Arizona—2.20%
AK-Chin Indian Community Revenue
0.290%, VRD	7,250,000	7,250,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.),
0.270%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.270%, VRD[1,2]	3,750,000	3,750,000

		45

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)
Yavapai County Industrial Development Authority Revenue
(Skanon Investments-Drake Project),
Series A,
0.320%, VRD	$7,000,000	$7,000,000

		32,640,000

California—2.22%
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	11,800,000	11,800,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.250%, VRD	4,975,000	4,975,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.260%, VRD	1,160,000	1,160,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series B,
0.170%, VRD	1,600,000	1,600,000

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	3,200,000	3,241,721

East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.290%, VRD	5,000,000	5,000,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	3,100,000	3,100,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.240%, VRD	2,100,000	2,100,000

		32,976,721

46

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—1.44%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD[1,2]	$12,040,000	$12,040,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.270%, VRD	4,315,000	4,315,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.230%, VRD	5,000,000	5,000,000

		21,355,000

Connecticut—1.20%
Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.310%, VRD[1,2]	10,790,000	10,790,000

Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	7,000,000	7,049,791

		17,839,791

District of Columbia—0.81%
District of Columbia Revenue (German Marshall Fund of the United States),
0.260%, VRD	4,000,000	4,000,000

District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,053,754

		12,053,754

Florida—2.84%
Gainesville Utilities System Revenue,
Series A,
0.230%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.230%, VRD	18,250,000	18,250,000

Series C (NATL-RE Insured),
0.230%, VRD	4,980,000	4,980,000

		47

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Electric System Revenue,
Series Three-C-3,
0.230%, VRD	$2,990,000	$2,990,000

Orange County School Board Certificates of Participation,
Series E,
0.230%, VRD	5,145,000	5,145,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.250%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.220%, VRD	3,400,000	3,400,000

		42,255,000

Georgia—1.82%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,037,810

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.260%, VRD[1,2]	9,750,000	9,750,000

Gainesville & Hall County Hospital Authority Revenue Certificates
of Participation (Northeast Georgia Health System),
Series A,
0.230%, VRD	1,200,000	1,200,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.280%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.240%, VRD	2,400,000	2,400,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.290%, VRD	3,615,000	3,615,000

		27,002,810

48

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Idaho—0.37%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	$5,500,000	$5,514,315

Illinois—4.19%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.260%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,000,000	2,000,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	10,900,000	10,900,000

Chicago Sales Tax Revenue Refunding,
0.270%, VRD	2,100,000	2,100,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.260%, VRD	11,450,000	11,450,000

Subseries C-3,
0.260%, VRD	700,000	700,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.360%, VRD	9,060,000	9,060,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.330%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,650,000	4,650,000

		62,260,000

		49

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—1.82%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.270%, VRD	$5,000,000	$5,000,000

Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding,
Series A,
0.260%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.270%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.220%, VRD	9,175,000	9,175,000

		27,015,000

Iowa—0.19%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,790,000	2,790,000

Kentucky—3.38%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.260%, VRD	8,700,000	8,700,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.260%, VRD	2,070,000	2,070,000

Series B,
0.260%, VRD	625,000	625,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.370%, VRD	17,000,000	17,000,000

Shelby County Lease Revenue,
Series A,
0.260%, VRD	10,040,000	10,040,000

50

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust
Lease Program Revenue,
Series A,
0.260%, VRD	$7,070,000	$7,070,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.250%, VRD	4,750,000	4,750,000

		50,255,000

Maryland—2.89%
Maryland Health & Higher Educational Facilities Authority
Revenue (Johns Hopkins University),
Series B,
0.230%, VRD	5,000,000	5,000,000

Maryland State & Local Facilities Loan,
Series A,
5.000%, due 08/01/11	4,000,000	4,047,663

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.320%, VRD	12,315,000	12,315,000

Series A-7,
0.320%, VRD	16,550,000	16,550,000

Series A-9,
0.330%, VRD	5,000,000	5,000,000

		42,912,663

Massachusetts—3.88%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.200%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	1,311,000	1,311,000

0.220%, VRD	7,600,000	7,600,000

Massachusetts Development Finance Agency Revenue (Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

		51

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.260%, VRD[1,2]	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.260%, VRD	2,970,000	2,970,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series F3,
0.250%, VRD	4,040,000	4,040,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.260%, VRD	5,345,000	5,345,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,024,387

		57,590,387

Michigan—0.43%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.260%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,017,936

		6,417,936

Minnesota—0.76%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.280%, VRD	1,350,000	1,350,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.260%, VRD	9,950,000	9,950,000

		11,300,000

52

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Mississippi—2.27%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.200%, VRD	$10,000,000	$10,000,000

0.230%, VRD	10,000,000	10,000,000

Series G,
0.170%, VRD	4,900,000	4,900,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.170%, VRD	8,900,000	8,900,000

		33,800,000

Missouri—2.09%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,370,000	4,370,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.290%, VRD	8,400,000	8,400,000

Series C,
0.200%, VRD	6,900,000	6,900,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series A,
0.240%, VRD	2,200,000	2,200,000

Series E,
0.220%, VRD	1,500,000	1,500,000

University of Missouri Revenue (System Facilities),
Series A,
0.260%, VRD	2,655,000	2,655,000

Series B,
0.260%, VRD	5,100,000	5,100,000

		31,125,000

		53

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—1.36%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.240%, VRD	$17,300,000	$17,300,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.270%, VRD	2,900,000	2,900,000

		20,200,000

Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,700,000	9,700,000

New Hampshire—0.08%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.230%, VRD	1,200,000	1,200,000

New Jersey—0.37%
New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.200%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	450,914

		5,450,914

New Mexico—0.88%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,054,720

New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,013,919

		13,068,639

New York—8.53%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,014,820

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance),
Series B-1,
0.290%, VRD	6,090,000	6,090,000

54

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family Mortgage
Revenue (The Crest),
Series A,
0.330%, VRD	$13,000,000	$13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (2nd Generation Fiscal 2008),
Series BB-5,
0.180%, VRD	500,000	500,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.900%, VRD	39,950,000	39,950,000

New York City,
Subseries B-3,
0.230%, VRD	3,900,000	3,900,000

Subseries L-6,
0.180%, VRD	1,800,000	1,800,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3B,
0.180%, VRD	16,755,000	16,755,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.230%, VRD	4,900,000	4,900,000

New York State Housing Finance Agency Affordable Housing
Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.230%, VRD	3,900,000	3,900,000

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing),
Series A (FNMA Insured),
0.230%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	1,100,000	1,100,000

		55

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.230%, VRD	$5,700,000	$5,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3D,
0.850%, VRD	12,100,000	12,100,000

Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,017,226

		126,727,046

North Carolina—5.14%
Charlotte Water & Sewer System Revenue,
Series B,
0.280%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.260%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.280%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.280%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.290%, VRD	5,850,000	5,850,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.260%, VRD	4,800,000	4,800,000

Union County,
Series A,
0.260%, VRD	19,145,000	19,145,000

Wake County (Public Improvement),
Series B,
0.250%, VRD	5,900,000	5,900,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Wake County,
Series B,
0.230%, VRD	$11,700,000	$11,700,000

		76,405,000

Ohio—0.82%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.260%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.260%, VRD[1,2]	2,845,000	2,845,000

Ohio University General Receipts,
Series B,
0.200%, VRD	565,000	565,000

		12,210,000

Oregon—1.39%
Oregon Health Sciences University Revenue,
Series B-1,
0.230%, VRD	5,960,000	5,960,000

Series B-2,
0.240%, VRD	3,275,000	3,275,000

Oregon (Veterans Welfare),
Series 83,
0.600%, VRD	4,465,000	4,465,000

Series B,
0.600%, VRD	7,000,000	7,000,000

		20,700,000

Pennsylvania—2.90%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.250%, VRD	5,850,000	5,850,000

		57

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.250%, VRD	$5,900,000	$5,900,000

Emmaus General Authority Revenue,
Subseries F-22,
0.250%, VRD	2,400,000	2,400,000

Montgomery County,
Series A,
0.250%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Pennsylvania Higher Educational Facilties Authority Revenue
(Drexel University),
Series B,
0.260%, VRD	4,765,000	4,765,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.240%, VRD	1,400,000	1,400,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,007,514

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.280%, VRD	5,300,000	5,300,000

		43,122,514

South Carolina—1.27%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series C,
0.240%, VRD	10,950,000	10,950,000

58

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	$1,995,000	$1,995,000

Series D,
0.290%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.270%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—3.27%
Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue Refunding (Covenant Healthcare),
Series A,
0.270%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.310%, VRD	12,580,000	12,580,000

Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.280%, VRD	8,950,000	8,950,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.290%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.750%, VRD	17,190,000	17,190,000

		48,585,000

Texas—9.97%
Alamo Community College District (Citigroup ROCS
Series RR-II-R-883WF), (FGIC Insured),
0.250%, VRD[1,2]	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.800%, VRD	7,490,000	7,490,000

		59

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$12,080,000	$12,080,000

Houston Airport System Revenue Refunding (Sub Lien),
0.230%, VRD	3,000,000	3,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series B,
0.220%, VRD	14,265,000	14,265,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.260%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.270%, VRD	17,450,000	17,450,000

North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.270%, VRD	10,000,000	10,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.270%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.290%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.230%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.250%, VRD[1,2]	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.260%, VRD[1,2]	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.330%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.260%, VRD[1,2]	3,330,000	3,330,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	$20,000,000	$20,110,736

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	20,125,000	20,125,000

		148,215,736

Vermont—0.52%
Winooski Special Obligation Refunding,
Series A,
0.270%, VRD	7,700,000	7,700,000

Virginia—1.36%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.220%, VRD	2,700,000	2,700,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, VRD	10,000,000	10,000,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.210%, VRD	7,500,000	7,500,000

		20,200,000

Washington—5.89%
Central Puget Sound Regional Transportation Authority Sales & Use
Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.260%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282)
(AMBAC-TCRs Insured),
0.310%, VRD[1,2]	15,500,000	15,500,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	34,175,000	34,175,000

Series B,
0.270%, VRD	4,400,000	4,400,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.250%, VRD[1,2]	$5,085,000	$5,085,000

Washington Citigroup ROCS,
Series RR-II-R-11145 (AGM Insured),
0.260%, VRD[1,2]	6,725,000	6,725,000

Series RR-II-R-11298 (AGM Insured),
0.260%, VRD[1,2]	4,935,000	4,935,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments),
0.240%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.250%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD[1,2]	3,995,000	3,995,000

		87,460,000

West Virginia—0.35%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties),
Series A,
0.270%, VRD	5,150,000	5,150,000

Wisconsin—0.81%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services),
Series B,
0.240%, VRD	3,100,000	3,100,000

Wisconsin State,
Series B (NATL-RE Insured),
5.000%, due 05/01/11	5,280,000	5,280,000

		12,005,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—0.04%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.230%, VRD	$600,000	$600,000

Total municipal bonds and notes (cost—$1,221,105,469)		1,221,105,469

Tax-exempt commercial paper—16.98%

California—0.34%
Los Angeles Department of Water,
0.300%, due 06/14/11	5,000,000	5,000,000

Florida—0.86%
Florida Local Government,
0.310%, due 06/06/11	12,823,000	12,823,000

Georgia—1.05%
Atlanta Airport,
0.350%, due 05/25/11	7,500,000	7,500,000

0.310%, due 06/06/11	3,048,000	3,048,000

Emory University,
0.270%, due 05/02/11	5,000,000	5,000,000

		15,548,000

Illinois—0.67%
Illinois Educational Facilities Authority Revenue,
0.300%, due 06/07/11	10,000,000	10,000,000

Maryland—4.51%
Anne Arundel County,
0.320%, due 06/21/11	10,000,000	10,000,000

Baltimore County,
0.300%, due 06/13/11	30,400,000	30,400,000

Johns Hopkins University,
0.310%, due 08/04/11	9,929,000	9,929,000

0.300%, due 08/08/11	6,000,000	6,000,000

Montgomery County,
0.320%, due 06/09/11	5,400,000	5,400,000

0.310%, due 06/15/11	5,300,000	5,300,000

		67,029,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—0.67%
Harvard University,
0.280%, due 06/09/11	$10,000,000	$10,000,000

Michigan—1.01%
Trinity Health Credit Group,
0.300%, due 05/02/11	15,000,000	15,000,000

Minnesota—1.75%
Mayo Clinic,
0.270%, due 05/02/11	5,000,000	5,000,000

0.300%, due 06/09/11	16,000,000	16,000,000

0.300%, due 06/21/11	5,000,000	5,000,000

		26,000,000

New York—0.67%
Metropolitan Transportation Authority,
0.300%, due 05/03/11	5,000,000	5,000,000

0.260%, due 06/07/11	5,000,000	5,000,000

		10,000,000

Tennessee—1.35%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

0.320%, due 07/12/11	5,000,000	5,000,000

0.300%, due 10/25/11	5,000,000	5,000,000

		20,000,000

Texas—1.66%
Harris County,
0.300%, due 06/07/11	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 06/06/11	3,750,000	3,750,000

0.320%, due 06/06/11	6,850,000	6,850,000

Methodist Hospital,
0.350%, due 06/15/11	9,000,000	9,000,000

		24,600,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Washington—0.81%
University of Washington,
0.280%, due 05/10/11	$4,000,000	$4,000,000

0.250%, due 06/07/11	8,000,000	8,000,000

		12,000,000

Wisconsin—0.67%
City of Milwaukee,
0.300%, due 05/26/11	5,000,000	5,000,000

0.260%, due 06/13/11	5,000,000	5,000,000

		10,000,000

Wyoming—0.96%
PacifiCorp,
0.300%, due 05/05/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$252,225,000)		252,225,000

Total investments (cost—$1,473,330,469 which approximates
cost for federal income tax purposes)—99.16%		1,473,330,469

Other assets in excess of liabilities—0.84%		12,453,783

Net assets—100.00%		$1,485,784,252

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.48% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund

Tax-Free Master Fund
Statement of net assets—April 30, 2011

PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,221,105,469	$—	$1,221,105,469

Tax-exempt commercial paper	—	252,225,000	—	252,225,000

Total	$—	$1,473,330,469	$—	$1,473,330,469

Weighted average maturity—21 days

See accompanying notes to financial statements

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	51 days	47 days	35 days

Net assets (bln)	$29.6	$21.5	$22.6

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Commercial paper	50.3%	47.8%	50.6%

Repurchase agreements	16.4	10.0	12.8

Certificates of deposit	14.6	17.4	12.5

US government and agency obligations	13.5	17.5	16.2

US master note	3.2	3.8	3.6

Short-term corporate obligations	0.8	1.6	3.3

Time deposit	0.6	—	1.0

Other assets less liabilities	0.6	1.9	0.0 [3]

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

70

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	48 days	38 days	40 days

Net assets (bln)	$7.2	$8.0	$7.3

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Repurchase agreements	58.0%	71.0%	75.4%

US government obligations	34.6	26.0	24.5

Other assets less liabilities	7.4	3.0	0.1

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

71

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	21 days	23 days	14 days

Net assets (bln)	$1.5	$1.6	$1.9

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Municipal bonds and notes	82.2%	85.7%	89.5%

Tax-exempt commercial paper	17.0	13.9	11.3

Other assets less liabilities	0.8	0.4	(0.8)

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Master Trust
Statement of operations

For the year ended
April 30, 2011

Prime Master Fund

Investment income:
Interest	$71,754,318

Expenses:
Investment advisory and administration fees	23,285,066

Trustees’ fees	71,256

Net expenses	23,356,322

Net investment income	48,397,996

Net realized gain	97,704

Net increase in net assets resulting from operations	$48,495,700

Treasury Master Fund

Investment income:
Interest	$14,933,475

Expenses:
Investment advisory and administration fees	7,869,714

Trustees’ fees	30,668

7,900,382

Less: Expense reimbursements by advisor	(7,378)

Net expenses	7,893,004

Net investment income	7,040,471

Net realized gain	19,906

Net increase in net assets resulting from operations	$7,060,377

Tax-Free Master Fund

Investment income:
Interest	$4,570,248

Expenses:
Investment advisory and administration fees	1,639,988

Trustees’ fees	14,245

Net expenses	1,654,233

Net investment income	2,916,015

Net realized gain	6,398

Net increase in net assets resulting from operations	$2,922,413

See accompanying notes to financial statements

73

Master Trust
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

Prime Master Fund

From operations:
Net investment income	$48,397,996	$52,534,490

Net realized gain	97,704	201,183

Net increase in net assets resulting from operations	48,495,700	52,735,673

Net increase in net assets from beneficial interest transactions	6,929,088,964	2,931,246,583

Net increase in net assets	6,977,584,664	2,983,982,256

Net assets:
Beginning of year	22,591,869,074	19,607,886,818

End of year	$29,569,453,738	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$7,040,471	$10,317,114

Net realized gain	19,906	132,304

Net increase in net assets resulting from operations	7,060,377	10,449,418

Net decrease in net assets from beneficial interest transactions	(122,879,014)	(3,374,821,928)

Net decrease in net assets	(115,818,637)	(3,364,372,510)

Net assets:
Beginning of year	7,335,524,818	10,699,897,328

End of year	$7,219,706,181	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$2,916,015	$4,480,830

Net realized gain	6,398	164,409

Net increase in net assets resulting from operations	2,922,413	4,645,239

Net decrease in net assets from beneficial interest transactions	(450,269,676)	(841,553,891)

Net decrease in net assets	(447,347,263)	(836,908,652)

Net assets:
Beginning of year	1,933,131,515	2,770,040,167

End of year	$1,485,784,252	$1,933,131,515

See accompanying notes to financial statements

74

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Years ended April 30,			For the period
				August 28, 2007[1]
	2011	2010	2009	to April 30, 2008

Prime Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Net investment income	0.21%	0.25%	1.90%	4.28%[3]

Supplemental data:
Net assets, end of period (000’s)	$29,569,454	$22,591,869	$19,607,887	$13,948,101

Treasury Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Expenses after fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Net investment income	0.09%	0.12%	0.77%	2.96%[3]

Supplemental data:
Net assets, end of period (000’s)	$7,219,706	$7,335,525	$10,699,897	$6,711,384

Tax-Free Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after fee waivers by advisor	0.10%	0.10%[2]	0.04%	0.00%[3,4]

Net investment income	0.18%	0.20%	1.42%	2.73%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,485,784	$1,933,132	$2,770,040	$2,642,116

[1]	Commencement of operations.
[2]	Waiver by advisor represents less than 0.005%.
[3]	Annualized.
[4]	Amount represents less than 0.005%.

See accompanying notes to financial statements

75

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

76

Master Trust
Notes to financial statements

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010 have been implemented.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special

77

Master Trust
Notes to financial statements

“tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under

78

Master Trust
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $4,597,422, $1,196,434 and $250,511, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2011, UBS Global AM did not owe the Master Funds for independent trustees fees and interest expense. In addition, UBS Global AM has undertaken to waive fees in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2011, UBS Global AM voluntarily waived $7,378 for Treasury Master Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested director of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Master Funds

79

Master Trust
Notes to financial statements

purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$95,723,341,837

Treasury Master Fund	169,119,943,833

Tax-Free Master Fund	905,076,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2011, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has

80

Master Trust
Notes to financial statements

agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the year ended April 30, 2011.

Other liabilities
At April 30, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$10,001,564

* Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2011	2010

Contributions	$62,006,201,623	$42,776,750,451

Withdrawals	(55,077,112,659)	(39,845,503,868)

Net increase in beneficial interest	$6,929,088,964	$2,931,246,583

	For the years ended April 30,

Treasury Master Fund	2011	2010

Contributions	$15,572,222,458	$10,240,126,831

Withdrawals	(15,695,101,472)	(13,614,948,759)

Net decrease in beneficial interest	$(122,879,014)	$(3,374,821,928)

	For the years ended April 30,

Tax-Free Master Fund	2011	2010

Contributions	$1,496,454,004	$2,552,766,939

Withdrawals	(1,946,723,680)	(3,394,320,830)

Net decrease in beneficial interest	$(450,269,676)	$(841,553,891)

		81

Master Trust
Notes to financial statements

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Subsequent event
The Board of Trustees of Master Trust—Prime Master Fund has voted to approve, subject to approval by the holders of interests in the fund, a proposal to change that fund’s investment policies to permit it to invest a larger portion of its assets in a group of industries, summarized as follows:

Current concentration policy—The fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, the fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The fund may not concentrate its investments in any other industry outside of financial services. That is, the fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own an interest in the fund on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will

82

Master Trust
Notes to financial statements

be asked to vote on the proposal. If approved by holders of interests, the fund would be required to invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and provided to holders of interests as of the record date.

83

Master Trust
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

84

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 75 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 51 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman) (until term-limited). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) (prior to which he was a director) (since 2000) and head of North American Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Money Market Funds	April 30, 2011

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund
Annual Report April 30, 2011

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

June 15, 2011

Dear shareholder,
We present you with the annual report for the UBS Select Investor Series of Funds, namely, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the 12 months ended April 30, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•    UBS Select Prime Investor Fund:
     0.01% as of April 30, 2011, unchanged from April 30, 2010.

•    UBS Select Treasury Investor Fund:
     0.01% as of April 30, 2011, unchanged from April 30, 2010.

•    UBS Select Tax-Free Investor Fund:
     0.01% as of April 30, 2011, unchanged from April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.

An interview with the Portfolio Managers
Q.  How would you describe the economic environment during the reporting period?
A. Although the overall US economy expanded during the reporting period,
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Investment goals (both Funds): Maximum current income consistent with liquidity and capital preservation

Portfolio Manager: Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Investor Fund—August 1, 2008; UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers: Elbridge T. Gerry III Ryan Nugent Erin O. Houston UBS Global Asset Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

there continued to be several areas of weakness. These included elevated unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 1.7% during the second quarter of 2010, followed by third and fourth quarter GDP growth of 2.6% and 3.1%, respectively. The Commerce Department then reported that its advance estimate for first quarter 2011 GDP growth was 1.8%. The US economy has now expanded for seven consecutive quarters.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth and increased inflationary pressures, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate in a historically low range of 0.00% to 0.25%. Additionally, in November 2010, the Fed launched another round of quantitative easing in an attempt to stimulate the economy, introducing a plan that calls for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

	•	The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Investor Fund invests was 35 days when the reporting period began. We extended the Master Fund’s weighted average maturity to 51 days in order to generate incremental yield.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased the size of our positions in single issuers, typically purchasing up to 3% in single nongovernment issuers by the end of the

2

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to repurchase agreements and certificates of deposit. In contrast, we decreased the Fund’s exposure to US government and agency obligations and short-term corporate obligations. Additionally, we slightly pared the Fund’s exposure to certain other areas, including commercial paper. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	In the Master Fund in which UBS Select Treasury Investor Fund invests, during the first half of the reporting period we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries. During the second half of the reporting period, we reduced our exposure to repurchase agreements, as the Treasury market experienced some supply/demand challenges that lowered the yield on repurchase agreements. In addition, Federal Deposit Insurance Corporation (FDIC) fees on bank wholesale funding, Treasury paydowns and the impending US debt ceiling (limit) lowered repurchase agreement yields. Against this backdrop, we increased the Fund’s allocation to Treasury bills and notes along the yield curve to position it better for yield. Overall, the Master Fund in which UBS Select Treasury Investor Fund invests saw its WAM increase from 40 to 48 days during the fiscal year.

•	In the Master Fund in which UBS Select Tax-Free Investor Fund invests, its WAM was 14 days when the reporting period began. As the reporting period progressed, the WAM was increased to 21 days. This was partially due to our increased exposure to three- to six-month tax-free commercial paper, as it offered enhanced yield in a relatively flat municipal yield curve environment. Lengthening the Fund’s WAM was also done as increased demand from taxable investors and non-traditional “crossover buyers” caused short-term yields to move lower over the period. In addition to three- to six-month tax-free commercial paper, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

3

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.	The US economy surprised investors with its resiliency in 2010. Looking ahead, the economy appears to have enough momentum to continue expanding. However, several factors could temper growth rates as the year progresses. While we are starting to see some signs of improvement in the labor market, unemployment remains stubbornly high and there are continued strains in the housing market. In addition, the spike in oil prices, which surpassed $100 a barrel in the first quarter of 2011 given the geopolitical events in the Middle East and Northern Africa, could put a further damper on consumer spending. There are also uncertainties surrounding the devastation in Japan and the ongoing sovereign debt crisis in Europe. In the US, the Fed remains clearly on hold for now in terms of the federal funds rate. However, certain members of the Federal Open Market Committee, the group within the Fed that determines monetary policy, have started to openly discuss the need to raise interest rates in the future to ward off inflation. This could impact the yields available from money market securities later in the year.

Q.	How have regulatory actions impacting money market funds affected how you manage the Funds?
A.	In 2010, the US Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments imposed new liquidity, credit quality, and maturity limits. They also enhanced disclosure requirements. Beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. Also, beginning January 31, 2011, each Fund began including a link on UBS’s Web site to more detailed Master Fund information appearing in filings with the SEC on Form N-MFP. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Funds’ prospectus, which is also available at the above Web site.

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Investor Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2011. The views and opinions in the letter were current as of June 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities,

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
 The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
 The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)1

UBS Select Prime Investor Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.10	$1.39	0.28%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.41	1.40	0.28

UBS Select Treasury Investor Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.10	$0.79	0.16%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	0.80	0.16

UBS Select Tax-Free Investor Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	11/01/10 to	ratio during
	November 1, 2010	April 30, 2011	04/30/11	the period

Actual	$1,000.00	$1,000.10	$1.29	0.26%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.51	1.30	0.26

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	51 days	47 days	35 days

Net assets (mm)	$475.0	$535.4	$636.1

UBS Select Treasury Investor Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	48 days	38 days	40 days

Net assets (mm)	$123.9	$128.9	$119.0

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/11	10/31/10	04/30/10

Seven-day current yield[1]	0.01%	0.01%	0.01%

Seven-day effective yield[1]	0.01	0.01	0.01

Weighted average maturity[2]	21 days	23 days	14 days

Net assets (mm)	$41.9	$57.4	$62.9

[1]	Yields will fluctuate and reflect fee waivers/expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Investor Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$475,167,850 which approximates cost for
federal income tax purposes)	$475,167,850

Other assets	366

Total assets	475,168,216

Liabilities:
Payable to affiliates	105,476

Dividends payable to shareholders	3,768

Accrued expenses and other liabilities	70,152

Total liabilities	179,396

Net assets:
Shares of beneficial interest–$0.001 par value per share,
unlimited amount authorized; 474,987,430 outstanding	474,987,430

Accumulated net realized gain	1,390

Net assets	$474,988,820

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Investor Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$123,954,251 which approximates cost for
federal income tax purposes)	$123,954,251

Receivable from affiliates	9,215

Other assets	3,176

Total assets	123,966,642

Liabilities:
Dividends payable to shareholders	1,028

Accrued expenses and other liabilities	41,106

Total liabilities	42,134

Net assets:
Shares of beneficial interest–$0.001 par value per share,
unlimited amount authorized; 123,923,981 outstanding	123,923,981

Accumulated net realized gain	527

Net assets	$123,924,508

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Investor Fund
Statement of assets and liabilities—April 30, 2011

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$41,917,671 which approximates cost for
federal income tax purposes)	$41,917,671

Other assets	327

Total assets	41,917,998

Liabilities:
Payable to affiliates	13,435

Dividends payable to shareholders	328

Accrued expenses and other liabilities	39,377

Total liabilities	53,140

Net assets:
Shares of beneficial interest–$0.001 par value per share,
unlimited amount authorized; 41,864,660 outstanding	41,864,660

Accumulated net realized gain	198

Net assets	$41,864,858

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Investor Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$1,676,728

Expenses allocated from Master	(541,619)

Net investment income allocated from Master	1,135,109

Expenses:
Service and distribution fees	1,895,158

Administration fees	541,438

Transfer agency fees	57,151

Professional fees	54,974

Reports and notices to shareholders	46,814

State registration fees	21,090

Insurance fees	17,178

Trustees’ fees	14,128

Accounting fees	12,000

Other expenses	13,751

2,673,682

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(1,592,732)

Net expenses	1,080,950

Net investment income	54,159

Net realized gain allocated from Master	2,039

Net increase in net assets resulting from operations	$56,198

See accompanying notes to financial statements

13

UBS Select Treasury Investor Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$241,523

Expenses allocated from Master	(128,169)

Expense waiver allocated from Master	125

Net investment income allocated from Master	113,479

Expenses:
Service and distribution fees	448,466

Administration fees	128,131

Professional fees	54,901

State registration fees	16,724

Trustees’ fees	12,728

Accounting fees	12,000

Transfer agency fees	11,378

Other expenses	10,322

694,650

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(593,984)

Net expenses	100,666

Net investment income	12,813

Net realized gain allocated from Master	307

Net increase in net assets resulting from operations	$13,120

See accompanying notes to financial statements

14

UBS Select Tax-Free Investor Fund
Statement of operations

For the
year ended
April 30, 2011

Investment income:
Interest income allocated from Master	$149,912

Expenses allocated from Master	(54,104)

Net investment income allocated from Master	95,808

Expenses:
Service and distribution fees	189,171

Professional fees	54,851

Administration fees	54,045

State registration fees	16,093

Trustees’ fees	12,474

Accounting fees	12,000

Transfer agency fees	4,687

Other expenses	264

343,585

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(253,187)

Net expenses	90,398

Net investment income	5,410

Net realized gain allocated from Master	198

Net increase in net assets resulting from operations	$5,608

See accompanying notes to financial statements

15

UBS Select Prime Investor Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$54,159	$557,385

Net realized gain	2,039	10,485

Net increase in net assets resulting from operations	56,198	567,870

Dividends and distributions to shareholders from:
Net investment income	(54,159)	(557,385)

Net realized gain	(3,936)	(47,228)

Total dividends and distributions to shareholders	(58,095)	(604,613)

Net decrease in net assets from beneficial interest transactions	(161,127,019)	(876,069,088)

Net decrease in net assets	(161,128,916)	(876,105,831)

Net assets:
Beginning of year	636,117,736	1,512,223,567

End of year	$474,988,820	$636,117,736

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Treasury Investor Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$12,813	$15,177

Net realized gain	307	2,307

Net increase in net assets resulting from operations	13,120	17,484

Dividends and distributions to shareholders from:
Net investment income	(12,813)	(15,177)

Net realized gain	(366)	(1,721)

Total dividends and distributions to shareholders	(13,179)	(16,898)

Net increase (decrease) in net assets from
beneficial interest transactions	4,908,823	(72,756,685)

Net increase (decrease) in net assets	4,908,764	(72,756,099)

Net assets:
Beginning of year	119,015,744	191,771,843

End of year	$123,924,508	$119,015,744

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Tax-Free Investor Fund
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

From operations:
Net investment income	$5,410	$10,203

Net realized gain	198	6,050

Net increase in net assets resulting from operations	5,608	16,253

Dividends and distributions to shareholders from:
Net investment income	(5,410)	(10,203)

Net realized gain	(4,491)	(4,910)

Total dividends and distributions to shareholders	(9,901)	(15,113)

Net decrease in net assets from beneficial interest transactions	(21,032,115)	(47,596,542)

Net decrease in net assets	(21,036,408)	(47,595,402)

Net assets:
Beginning of year	62,901,266	110,496,668

End of year	$41,864,858	$62,901,266

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

			For the period
	Years ended April 30,		August 1, 2008[1] to
	2011	2010	April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.011

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.011)

Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00

Total investment return[3]	0.01%	0.05%	1.08%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/ administrator and distributor[4]	0.59%	0.58%	0.60%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/ administrator and distributor[4]	0.30%	0.34%	0.45%[5]

Net investment income[4]	0.01%	0.05%	0.77%[5]

Supplemental data:
Net assets, end of period (000’s)	$474,989	$636,118	$1,512,224

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

19

UBS Select Treasury Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

			For the period
	Years ended April 30,		September 18, 2008[1] to
	2011	2010	April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.001

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.001)

Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00

Total investment return[3]	0.01%	0.01%	0.06%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.64%	0.64%	0.65%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.18%	0.21%	0.40%[5]

Net investment income[4]	0.01%	0.01%	0.06%[5]

Supplemental data:
Net assets, end of period (000’s)	$123,925	$119,016	$191,772

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

20

UBS Select Tax-Free Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

			For the period
	Years ended April 30,		September 22, 2008[1]to
	2011	2010	April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.005

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.005)

Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00

Total investment return[3]	0.02%	0.02%	0.46%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.74%	0.70%	0.72%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.27%	0.28%	0.42%[5]

Net investment income[4]	0.01%	0.01%	0.55%[5]

Supplemental data:
Net assets, end of period (000’s)	$41,865	$62,901	$110,497

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (1.61% for Prime Investor Fund, 1.72% for Treasury Investor Fund and 2.82% for Tax-Free Investor Fund at April 30, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money

22

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

23

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2011, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $79,159, $21,056, and $7,050, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2011 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At April 30, 2011, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $77,007, $26,313 and $1,643 for fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2011, UBS Global AM was contractually obligated to waive $507,968, $182,030 and $127,602, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2011, without causing a Fund’s expenses in any of those three years to exceed such expense cap.

At April 30, 2011, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

	Fee waivers/expense	Expires	Expires	Expires
	reimbursements	April 30,	April 30,	April 30,
Fund	subject to repayment	2012	2013	2014

UBS Select Prime Investor Fund	$1,732,313	$463,155	$761,190	$507,968

UBS Select Treasury Investor Fund	564,152	174,698	207,424	182,030

UBS Select Tax-Free Investor Fund	436,151	140,508	168,041	127,602

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the year ended April 30, 2011, the Funds each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net

24

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

assets. At April 30, 2011, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $276,884, $73,694 and $24,675 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that current fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2011, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $173,560, $77,652 and $16,647 for these additional fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2011, voluntary additional waivers and/or expense reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $1,084,764; Treasury Investor Fund, $411,954; and Tax-Free Investor Fund, $125,585. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Investor Fund	2011	2010

Shares sold	634,953,502	1,164,709,940

Shares repurchased	(796,137,770)	(2,041,748,365)

Dividends reinvested	57,249	969,337

Net decrease in shares outstanding	(161,127,019)	(876,069,088)

	For the years ended April 30,

Treasury Investor Fund	2011	2010

Shares sold	156,450,791	169,858,446

Shares repurchased	(151,554,052)	(242,631,418)

Dividends reinvested	12,084	16,287

Net increase (decrease) in shares outstanding	4,908,823	(72,756,685)

25

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

	For the years ended April 30,

Tax-Free Investor Fund	2011	2010

Shares sold	63,824,875	150,447,104

Shares repurchased	(84,866,739)	(198,064,558)

Dividends reinvested	9,749	20,912

Net decrease in shares outstanding	(21,032,115)	(47,596,542)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal years ended April 30, 2011 and April 30, 2010, was 54.65% and 67.50% tax-exempt income, 42.90% and 21.34%ordinary income, and 2.45% and 11.16% long-term capital gain, respectively.

At April 30, 2011, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $5,158 for Prime Investor Fund, (2) undistributed ordinary income of $1,555 for Treasury Investor Fund, and (3) undistributed tax-exempt income of $328, undistributed ordinary income of $155, and undistributed long-term capital gains of $43 for Tax-Free Investor Fund.

As of and during the year ended April 30, 2011, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2011, the Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements

Subsequent event
The Board of Trustees of UBS Money Series and the Board of Trustees of Master Trust—Prime Master Fund, the underlying master fund through which UBS Select Prime Investor Fund invests, have voted to approve, subject to shareholder approval, a proposal to change the funds’ investment policies to permit them to invest a larger portion of their assets in a group of industries, summarized as follows:

Current concentration policy—Each fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, each fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. Each fund may not concentrate its investments in any other industry outside of financial services. That is, each fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a)securities issued or guaranteed by the US government, (b)any of its agencies or instrumentalities and (c)repurchase agreements secured by such obligations.

Investors who own shares of these funds on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will be asked to vote on the proposal. If approved by shareholders, such funds would be required to invest more than 25% of their total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and mailed to shareholders as of the record date.

27

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

28

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

Treasury Investor Fund hereby designates 97.22% and 2.78% of the ordinary income dividends paid during the fiscal year ended April 30, 2011 as interest related dividends and qualified short-term gain dividends, respectively.

29

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—13.49%

Federal Farm Credit Bank
0.230%, due 05/02/11[1]	$50,000,000	$50,007,763

0.270%, due 06/15/11[1]	115,000,000	115,000,000

0.250%, due 07/12/11[1]	82,000,000	81,982,584

0.270%, due 07/12/11[1]	109,000,000	108,995,102

0.250%, due 10/05/11[2]	50,000,000	49,945,486

0.310%, due 12/27/11[2]	48,000,000	47,900,800

0.320%, due 01/06/12[2]	42,000,000	41,906,667

Federal Home Loan Bank
0.170%, due 05/02/11[1]	100,000,000	100,007,254

0.210%, due 05/02/11[1]	235,000,000	235,000,000

0.280%, due 05/07/11[1]	225,000,000	225,000,000

0.500%, due 05/17/11[2]	115,000,000	114,974,444

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 06/15/11[1]	102,000,000	102,000,000

0.290%, due 06/16/11[1]	89,000,000	89,000,000

0.115%, due 06/29/11[2]	34,000,000	33,993,592

0.280%, due 06/29/11[1]	177,000,000	177,000,000

0.280%, due 07/12/11[1]	240,000,000	240,000,000

0.300%, due 11/08/11	96,500,000	96,497,475

0.260%, due 11/22/11	170,000,000	169,971,356

0.260%, due 11/23/11	57,000,000	56,986,796

0.300%, due 11/23/11	105,850,000	105,829,195

0.450%, due 03/06/12	35,000,000	35,000,000

Federal Home Loan Mortgage Corp.*
0.280%, due 05/02/11[1]	122,000,000	122,083,614

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	159,412,489

US Treasury Notes
4.875%, due 05/31/11	112,900,000	113,329,392

4.875%, due 07/31/11	147,000,000	148,702,167

1.000%, due 09/30/11	132,000,000	132,486,166

4.625%, due 10/31/11	245,000,000	250,401,843

4.500%, due 11/30/11	190,000,000	194,661,284

1.000%, due 12/31/11	92,500,000	92,970,756

30

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
1.375%, due 02/15/12	$75,000,000	$75,606,208

4.625%, due 02/29/12	200,000,000	207,156,399

4.500%, due 03/31/12	100,000,000	103,811,048

Total US government and agency obligations (cost—$3,987,619,880)		3,987,619,880

Time deposit—0.63%

Banking-non-US—0.63%
KBC Bank NV, Cayman Islands
0.090%, due 05/02/11 (cost—$185,000,000)	185,000,000	185,000,000

Certificates of deposit—14.56%

Banking-non-US—14.56%
Abbey National Treasury Services PLC
0.400%, due 05/25/11	35,000,000	35,001,863

0.381%, due 07/18/11[1]	275,000,000	275,000,000

0.626%, due 07/18/11[1]	210,000,000	210,000,000

Bank of Nova Scotia
0.240%, due 05/02/11[1]	200,000,000	200,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/10/11	240,000,000	240,000,000

BNP Paribas SA
0.428%, due 07/15/11[1]	95,000,000	95,000,000

Credit Agricole CIB
0.520%, due 08/10/11	227,000,000	227,000,000

Credit Industriel et Commercial
0.290%, due 07/15/11	295,000,000	295,000,000

Dexia Credit Local
0.413%, due 05/27/11[1]	500,000,000	500,000,000

Intesa Sanpaolo SpA
0.390%, due 06/03/11	182,000,000	182,000,000

Lloyds TSB Bank PLC
0.475%, due 07/19/11[1]	119,000,000	119,000,000

Mizuho Corporate Bank Ltd.
0.270%, due 05/26/11	274,000,000	274,000,000

National Australia Bank Ltd.
0.301%, due 07/14/11[1]	217,500,000	217,500,000

0.295%, due 07/19/11[1]	44,250,000	44,245,697

		31

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.340%, due 05/02/11[1]	$204,000,000	$203,999,945

0.403%, due 07/13/11[1]	261,000,000	261,000,000

Royal Bank of Canada
0.270%, due 05/02/11[1]	95,000,000	95,000,000

0.285%, due 05/02/11[1]	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[1]	240,500,000	240,500,000

Skandinaviska Enskilda Banken AG
0.300%, due 05/17/11	297,000,000	297,000,000

Svenska Handelsbanken
0.275%, due 06/14/11	100,000,000	100,000,610

Westpac Banking Corp.
0.280%, due 05/02/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$4,306,248,115)		4,306,248,115

Commercial paper[2]—50.31%

Asset backed-banking—2.47%
Atlantis One Funding
0.180%, due 05/06/11	85,500,000	85,497,862

0.350%, due 05/27/11	100,000,000	99,974,722

0.200%, due 08/01/11	310,000,000	309,841,556

0.380%, due 08/10/11	179,000,000	178,809,166

0.360%, due 09/07/11	56,500,000	56,427,115

		730,550,421

Asset backed-miscellaneous—11.84%
Amsterdam Funding Corp.
0.160%, due 05/23/11	50,000,000	49,995,111

0.160%, due 05/24/11	50,000,000	49,994,889

0.160%, due 05/27/11	65,000,000	64,992,489

Atlantic Asset Securitization LLC
0.180%, due 05/16/11	120,000,000	119,991,000

0.240%, due 07/06/11	65,000,000	64,971,400

0.260%, due 07/07/11	100,000,000	99,951,611

32

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Barton Capital LLC
0.160%, due 05/13/11	$96,532,000	$96,526,852

0.170%, due 05/13/11	50,008,000	50,005,166

Chariot Funding LLC
0.230%, due 05/04/11	49,250,000	49,249,056

0.160%, due 05/12/11	50,000,000	49,997,556

0.160%, due 05/16/11	100,000,000	99,993,333

0.160%, due 05/26/11	50,000,000	49,994,444

0.240%, due 06/02/11	50,000,000	49,989,333

Falcon Asset Securitization Corp.
0.230%, due 05/09/11	75,000,000	74,996,167

0.160%, due 05/12/11	154,474,000	154,466,448

0.260%, due 05/19/11	75,000,000	74,990,250

0.160%, due 05/23/11	58,000,000	57,994,329

Gotham Funding Corp.
0.250%, due 05/06/11	49,693,000	49,691,275

0.240%, due 05/09/11	50,000,000	49,997,333

0.250%, due 05/10/11	80,000,000	79,995,000

0.270%, due 06/06/11	50,000,000	49,986,500

0.270%, due 06/07/11	50,000,000	49,986,125

0.270%, due 06/08/11	75,000,000	74,978,625

Jupiter Securitization Co. LLC
0.160%, due 05/10/11	50,000,000	49,998,000

0.160%, due 05/11/11	40,000,000	39,998,222

0.160%, due 05/26/11	57,200,000	57,193,644

0.170%, due 06/15/11	125,000,000	124,973,438

Liberty Street Funding LLC
0.170%, due 05/09/11	50,000,000	49,998,111

0.180%, due 05/16/11	50,000,000	49,996,250

0.160%, due 05/18/11	50,000,000	49,996,222

0.270%, due 06/02/11	50,000,000	49,988,000

0.270%, due 06/15/11	75,000,000	74,974,688

LMA Americas LLC
0.240%, due 05/05/11	69,600,000	69,598,144

0.290%, due 05/06/11	49,800,000	49,797,994

		33

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
0.200%, due 05/09/11	$157,000,000	$156,993,022

0.240%, due 05/31/11	69,200,000	69,186,160

0.210%, due 06/30/11	76,600,000	76,573,190

0.240%, due 07/20/11	50,000,000	49,973,333

Market Street Funding LLC
0.280%, due 06/06/11	50,000,000	49,986,000

0.270%, due 06/10/11	35,000,000	34,989,500

Old Line Funding Corp.
0.250%, due 06/07/11	67,121,000	67,103,754

0.250%, due 06/20/11	57,000,000	56,980,208

Regency Markets No.1 LLC
0.190%, due 05/17/11	72,277,000	72,270,897

Salisbury Receivables Co. LLC
0.160%, due 05/12/11	40,000,000	39,998,044

0.170%, due 05/13/11	40,000,000	39,997,733

Sheffield Receivables Corp.
0.270%, due 05/25/11	50,000,000	49,991,000

Thames Asset Global Securitization No.1
0.180%, due 05/12/11	107,779,000	107,773,072

0.170%, due 05/17/11	129,033,000	129,023,251

Thunderbay Funding
0.250%, due 06/07/11	79,924,000	79,903,464

Variable Funding Capital Corp.
0.230%, due 05/16/11	100,000,000	99,990,417

Windmill Funding Corp.
0.160%, due 05/13/11	40,000,000	39,997,867

		3,499,977,917

Asset backed-securities—2.55%
Ciesco LLC
0.160%, due 05/13/11	75,000,000	74,996,000

Grampian Funding LLC
0.320%, due 06/02/11	200,000,000	199,943,111

0.320%, due 06/03/11	100,000,000	99,970,667

0.310%, due 06/15/11	46,000,000	45,982,175

0.310%, due 06/16/11	150,000,000	149,940,583

34

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-securities—(concluded)
0.300%, due 07/01/11	$85,000,000	$84,956,792

0.270%, due 07/14/11	100,000,000	99,944,500

		755,733,828

Banking-non-US—8.15%
ANZ National International Ltd.
0.330%, due 05/09/11	100,000,000	99,992,667

Banco Bilbao Vizcaya Argentaria
0.470%, due 05/09/11	150,000,000	149,984,333

0.430%, due 06/02/11	225,000,000	224,914,000

0.450%, due 07/01/11	390,000,000	389,702,625

Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/09/11	200,000,000	199,794,444

0.370%, due 08/12/11	29,500,000	29,468,771

Commonwealth Bank of Australia
0.320%, due 05/06/11[1,3]	95,000,000	94,995,784

0.322%, due 05/09/11[1,3]	27,500,000	27,499,915

Intesa Funding LLC
0.590%, due 10/25/11	290,000,000	289,158,758

0.590%, due 10/31/11	200,000,000	199,400,167

Royal Bank of Scotland PLC
0.390%, due 05/13/11	145,000,000	144,981,150

Santander Commercial Paper SA Unipersonal
0.610%, due 07/13/11	250,000,000	249,690,764

Svenska Handelsbanken
0.300%, due 06/09/11[3]	169,250,000	169,194,994

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[1,3]	141,500,000	141,500,000

		2,410,278,372

Banking-US—19.66%
ABN Amro Funding USA LLC
0.300%, due 05/10/11	50,000,000	49,996,250

0.240%, due 06/28/11	31,500,000	31,487,820

0.290%, due 07/05/11	150,000,000	149,921,458

0.290%, due 07/07/11	220,000,000	219,881,261

0.250%, due 07/14/11	85,000,000	84,956,319

		35

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Banking-US—(continued)
BNP Paribas Finance
0.340%, due 05/05/11	$215,000,000	$214,991,878

0.310%, due 08/01/11	200,000,000	199,841,556

0.540%, due 08/03/11	100,000,000	99,859,000

Danske Corp.
0.170%, due 05/31/11	300,000,000	299,957,500

Deutsche Bank Financial LLC
0.340%, due 05/18/11	173,750,000	173,722,103

0.270%, due 07/05/11	301,000,000	300,853,263

Dexia Delaware LLC
0.390%, due 05/06/11	350,000,000	349,981,042

Fortis Funding LLC
0.080%, due 05/02/11	250,000,000	249,999,444

0.340%, due 06/02/11	195,000,000	194,941,067

ING (US) Funding LLC
0.330%, due 05/26/11	96,900,000	96,877,794

0.270%, due 06/08/11	100,000,000	99,971,500

0.270%, due 08/05/11	100,000,000	99,928,000

0.440%, due 08/15/11	225,000,000	224,708,500

0.330%, due 09/19/11	295,000,000	294,618,712

JPMorgan Chase & Co.
0.240%, due 07/11/11	260,000,000	259,876,933

Natixis US Finance Co. LLC
0.420%, due 05/09/11	220,000,000	219,979,467

0.360%, due 07/01/11	100,000,000	99,939,000

Nordea N.A., Inc.
0.110%, due 05/03/11	500,000,000	499,996,944

0.230%, due 05/09/11	59,250,000	59,246,972

Societe Generale N.A., Inc.
0.100%, due 05/02/11	250,000,000	249,999,306

0.440%, due 07/05/11	64,600,000	64,548,679

0.420%, due 07/11/11	259,000,000	258,785,462

0.500%, due 10/03/11	200,000,000	199,569,444

0.450%, due 10/07/11	251,000,000	250,501,138

36

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)
State Street Bank and Trust Co.
0.260%, due 05/20/11	$215,000,000	$214,970,497

		5,813,908,309

Finance-captive automotive—1.52%
Toyota Motor Credit Corp.
0.240%, due 05/27/11	200,000,000	199,965,333

0.240%, due 06/03/11	50,000,000	49,989,000

0.400%, due 06/06/11	200,000,000	199,920,000

		449,874,333

Finance-noncaptive diversified—1.49%
General Electric Capital Corp.
0.260%, due 06/09/11	290,000,000	289,918,317

0.250%, due 09/01/11	150,000,000	149,871,875

		439,790,192

Pharmaceuticals—0.94%
Sanofi-Aventis
0.240%, due 06/16/11	277,000,000	276,915,053

Supranational—1.69%
European Investment Bank
0.250%, due 06/24/11	500,000,000	499,812,500

Total commercial paper (cost—$14,876,840,925)		14,876,840,925

US master note—3.24%

Brokerage—3.24%
Merrill Lynch Pierce Fenner & Smith, Inc.
0.250%, due 05/02/11[1,4] (cost—$957,000,000)	957,000,000	957,000,000

Short-term corporate obligations—0.81%

Banking-non-US—0.64%
National Australia Bank Ltd.
0.323%, due 05/19/11[1,3]	50,000,000	49,997,905

Westpac Securities NZ Ltd.
0.386%, due 05/04/11[1,3]	140,000,000	140,000,000

		189,997,905

		37

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranational—0.17%
European Investment Bank
2.625%, due 11/15/11	$50,000,000	$50,612,876

Total short-term corporate obligations (cost—$240,610,781)		240,610,781

Repurchase agreements—16.43%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $456,413,000
Federal Home Loan Bank obligations, zero coupon to 3.625%
due 07/15/11 to 11/15/11, $444,364,000 Federal Home Loan
Mortgage Corp. obligations, zero coupon to 0.173%
due 06/21/11 to 03/21/13 and $368,507,000 Federal
National Mortgage Association obligations, zero coupon to
1.125% due 07/30/12 to 11/23/12; (value—$1,275,000,873);
proceeds: $1,250,003,125	1,250,000,000	1,250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.300% due 05/02/11, collateralized by various
equity securities; (value—$267,500,007);
proceeds: $250,006,250	250,000,000	250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.350% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.000% due
05/15/11 to 01/01/49; (value—$356,433,454);
proceeds: $325,009,479	325,000,000	325,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.400% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.250% due
09/15/11 to 01/01/49; (value—$480,667,386);
proceeds: $425,014,167	425,000,000	425,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$293,292,445 US Treasury Bonds Coupon Strip,
6.875% to 7.500% due 11/15/24 to 05/15/25;
(value—$161,160,001); proceeds: $158,000,263	158,000,000	158,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.030% due 05/02/11, collateralized by
$268,740,000 Federal Farm Credit Bank obligations,
zero coupon to 6.125% due 06/08/11 to 04/17/36,
$467,309,000 Federal Home Loan Bank obligations,
zero coupon to 7.375% due 05/06/11 to 07/15/36,
$279,510,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 05/05/11 to
11/23/35 and $315,948,000 Federal National Mortgage
Association obligations, zero coupon to 10.350% due
05/05/11 to 07/15/37; (value—$1,377,002,172);
proceeds: $1,350,003,375	$1,350,000,000	$1,350,000,000

Repurchase agreement dated 04/29/11 with Goldman
Sachs & Co., 0.040% due 05/02/11, collateralized by
$578,344,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 09/26/11 to
07/15/32 and $156,546,000 Federal National Mortgage
Association obligations, 6.000% to 7.250% due 05/15/30 to
04/18/36; (value—$816,001,343); proceeds: $800,002,667	800,000,000	800,000,000

Repurchase agreement dated 04/29/11 with Morgan
Stanley & Co., 0.020% due 05/02/11, collateralized by
$307,205,000 Federal National Mortgage Association
obligations, 0.800% due 11/18/13; (value—$306,000,074);
proceeds: $300,000,500	300,000,000	300,000,000

Repurchase agreement dated 04/29/11 with State Street
Bank & Trust Co., 0.010% due 05/02/11, collateralized by
$946,392 US Treasury Notes, 3.125% due 04/30/17;
(value—$1,000,248); proceeds: $980,001	980,000	980,000

Total repurchase agreements (cost—$4,858,980,000)		4,858,980,000

Total investments (cost—$29,412,299,701 which approximates
cost for federal income tax purposes)—99.47%		29,412,299,701

Other assets in excess of liabilities—0.53%		157,154,037

Net assets—100.00%		$29,569,453,738

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

39

Prime Master Fund
Statement of net assets—April 30, 2011

[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.11% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The security detailed in the table below, which represents 3.24% of net assets, is considered liquid and restricted as of April 30, 2011.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date[5]	cost	assets	Value	assets

Merrill Lynch Pierce
Fenner & Smith, Inc.,
0.250%, 05/02/11	04/29/11	$957,000,000	3.24%	$957,000,000	3.24%

[5]	Acquisition date represents most recent interest rate reset date on variable rate securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,987,619,880	$—	$3,987,619,880

Time deposit	—	185,000,000	—	185,000,000

Certificates of deposit	—	4,306,248,115	—	4,306,248,115

Commercial paper	—	14,876,840,925	—	14,876,840,925

US master note	—	957,000,000	—	957,000,000

Short-term corporate obligations	—	240,610,781	—	240,610,781

Repurchase agreements	—	4,858,980,000	—	4,858,980,000

Total	$—	$29,412,299,701	$—	$29,412,299,701

40

Prime Master Fund
Statement of net assets—April 30, 2011

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments

United States	71.6%

France	4.6

United Kingdom	3.5

Spain	3.4

Japan	3.3

Australia	3.1

Luxembourg	2.7

Italy	2.3

Sweden	1.9

Belgium	1.7

Canada	1.3

Cayman Islands	0.6

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

41

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government obligations—34.58%

US Treasury Bills
0.200%, due 05/26/11[1]	$150,000,000	$149,979,167

0.201%, due 06/02/11[1]	150,000,000	149,973,267

0.190%, due 07/28/11[1]	100,000,000	99,953,556

0.291%, due 07/28/11[1]	75,000,000	74,946,650

US Treasury Notes
0.875%, due 05/31/11	117,000,000	117,067,153

4.875%, due 05/31/11	275,000,000	276,045,907

1.125%, due 06/30/11	250,000,000	250,442,860

5.125%, due 06/30/11	150,000,000	151,210,714

4.875%, due 07/31/11	50,000,000	50,578,968

1.000%, due 08/31/11	150,000,000	150,418,164

1.000%, due 09/30/11	150,000,000	150,514,989

1.000%, due 10/31/11	75,000,000	75,284,028

4.625%, due 10/31/11	200,000,000	204,376,693

1.750%, due 11/15/11	160,000,000	161,288,678

0.750%, due 11/30/11	97,000,000	97,251,857

1.000%, due 12/31/11	75,000,000	75,383,987

1.125%, due 01/15/12	98,000,000	98,636,857

1.375%, due 02/15/12	90,000,000	90,734,410

0.875%, due 02/29/12	22,500,000	22,595,954

1.000%, due 04/30/12	50,000,000	50,313,183

Total US government obligations (cost—$2,496,997,042)		2,496,997,042

Repurchase agreements—58.01%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $512,362,800
US Treasury Inflation Index Notes, 0.125% due 04/15/16
and $761,130,016 US Treasury Notes, 0.875% to 4.750%
due 01/31/12 to 08/15/17; (value—$1,326,000,001);
proceeds: $1,300,003,250	1,300,000,000	1,300,000,000

42

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$374,258,900 US Treasury Inflation Index Bonds, 2.375%
to 3.625% due 01/15/25 to 04/15/28 and $630,999,900
US Treasury Inflation Index Notes, 0.125% to 1.875% due
07/15/13 to 07/15/20; (value—$1,298,154,105);
proceeds: $1,272,702,121	$1,272,700,000	$1,272,700,000

Repurchase agreement dated 04/29/11 with Goldman Sachs & Co.,
0.010% due 05/02/11, collateralized by $1,059,430,800
US Treasury Inflation Index Notes, 0.500% to 3.375% due
01/15/12 to 01/15/20; (value—$1,239,300,079);
proceeds: $1,215,001,013	1,215,000,000	1,215,000,000

Repurchase agreement dated 04/29/11 with Morgan Stanley & Co.,
0.010% due 05/02/11, collateralized by $26,383,300
US Treasury Bonds, 6.250% due 05/15/30, $318,787,900
US Treasury Inflation Index Notes, 0.125% due 04/15/16 and
$44,785,522 US Treasury Notes, 1.875% due 06/15/12;
(value—$408,000,012); proceeds: $400,000,333	400,000,000	400,000,000

Repurchase agreement dated 04/29/11 with State Street Bank &
Trust Co., 0.010% due 05/02/11, collateralized by $205,000
US Treasury Notes, 3.125% due 04/30/17; (value—$216,666);
proceeds: $211,000	211,000	211,000

Total repurchase agreements (cost—$4,187,911,000)		4,187,911,000

Total investments (cost—$6,684,908,042 which approximates
cost for federal income tax purposes)—92.59%		6,684,908,042

Other assets in excess of liabilities—7.41%		534,798,139

Net assets—100.00%		$7,219,706,181

[1]	Rates shown are the discount rates at date of purchase.

43

Treasury Master Fund
Statement of net assets—April 30, 2011

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,496,997,042	$—	$2,496,997,042

Repurchase agreements	—	4,187,911,000	—	4,187,911,000

Total	$—	$6,684,908,042	$—	$6,684,908,042

Weighted average maturity—48 days

See accompanying notes to financial statements

44

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—82.18%

Alabama—0.78%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.290%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.240%, VRD	1,100,000	1,100,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.230%, VRD	5,000,000	5,000,000

		11,550,000

Alaska—1.00%
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,079,242

Borough of North Slope,
Series A,
2.000%, due 06/30/11	4,800,000	4,813,001

		14,892,243

Arizona—2.20%
AK-Chin Indian Community Revenue
0.290%, VRD	7,250,000	7,250,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.),
0.270%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.270%, VRD[1,2]	3,750,000	3,750,000

		45

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)
Yavapai County Industrial Development Authority Revenue
(Skanon Investments-Drake Project),
Series A,
0.320%, VRD	$7,000,000	$7,000,000

		32,640,000

California—2.22%
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	11,800,000	11,800,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.250%, VRD	4,975,000	4,975,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.260%, VRD	1,160,000	1,160,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series B,
0.170%, VRD	1,600,000	1,600,000

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	3,200,000	3,241,721

East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.290%, VRD	5,000,000	5,000,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	3,100,000	3,100,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.240%, VRD	2,100,000	2,100,000

		32,976,721

46

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—1.44%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD[1,2]	$12,040,000	$12,040,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.270%, VRD	4,315,000	4,315,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.230%, VRD	5,000,000	5,000,000

		21,355,000

Connecticut—1.20%
Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.310%, VRD[1,2]	10,790,000	10,790,000

Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	7,000,000	7,049,791

		17,839,791

District of Columbia—0.81%
District of Columbia Revenue (German Marshall Fund of the United States),
0.260%, VRD	4,000,000	4,000,000

District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,053,754

		12,053,754

Florida—2.84%
Gainesville Utilities System Revenue,
Series A,
0.230%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.230%, VRD	18,250,000	18,250,000

Series C (NATL-RE Insured),
0.230%, VRD	4,980,000	4,980,000

		47

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Electric System Revenue,
Series Three-C-3,
0.230%, VRD	$2,990,000	$2,990,000

Orange County School Board Certificates of Participation,
Series E,
0.230%, VRD	5,145,000	5,145,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.250%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.220%, VRD	3,400,000	3,400,000

		42,255,000

Georgia—1.82%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,037,810

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.260%, VRD[1,2]	9,750,000	9,750,000

Gainesville & Hall County Hospital Authority Revenue Certificates
of Participation (Northeast Georgia Health System),
Series A,
0.230%, VRD	1,200,000	1,200,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.280%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.240%, VRD	2,400,000	2,400,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.290%, VRD	3,615,000	3,615,000

		27,002,810

48

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Idaho—0.37%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	$5,500,000	$5,514,315

Illinois—4.19%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.260%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,000,000	2,000,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	10,900,000	10,900,000

Chicago Sales Tax Revenue Refunding,
0.270%, VRD	2,100,000	2,100,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.260%, VRD	11,450,000	11,450,000

Subseries C-3,
0.260%, VRD	700,000	700,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.360%, VRD	9,060,000	9,060,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.330%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,650,000	4,650,000

		62,260,000

		49

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—1.82%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.270%, VRD	$5,000,000	$5,000,000

Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding,
Series A,
0.260%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.270%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.220%, VRD	9,175,000	9,175,000

		27,015,000

Iowa—0.19%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,790,000	2,790,000

Kentucky—3.38%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.260%, VRD	8,700,000	8,700,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.260%, VRD	2,070,000	2,070,000

Series B,
0.260%, VRD	625,000	625,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.370%, VRD	17,000,000	17,000,000

Shelby County Lease Revenue,
Series A,
0.260%, VRD	10,040,000	10,040,000

50

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust
Lease Program Revenue,
Series A,
0.260%, VRD	$7,070,000	$7,070,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.250%, VRD	4,750,000	4,750,000

		50,255,000

Maryland—2.89%
Maryland Health & Higher Educational Facilities Authority
Revenue (Johns Hopkins University),
Series B,
0.230%, VRD	5,000,000	5,000,000

Maryland State & Local Facilities Loan,
Series A,
5.000%, due 08/01/11	4,000,000	4,047,663

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.320%, VRD	12,315,000	12,315,000

Series A-7,
0.320%, VRD	16,550,000	16,550,000

Series A-9,
0.330%, VRD	5,000,000	5,000,000

		42,912,663

Massachusetts—3.88%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.200%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	1,311,000	1,311,000

0.220%, VRD	7,600,000	7,600,000

Massachusetts Development Finance Agency Revenue (Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

		51

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.260%, VRD[1,2]	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.260%, VRD	2,970,000	2,970,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series F3,
0.250%, VRD	4,040,000	4,040,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.260%, VRD	5,345,000	5,345,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,024,387

		57,590,387

Michigan—0.43%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.260%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,017,936

		6,417,936

Minnesota—0.76%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.280%, VRD	1,350,000	1,350,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.260%, VRD	9,950,000	9,950,000

		11,300,000

52

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Mississippi—2.27%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.200%, VRD	$10,000,000	$10,000,000

0.230%, VRD	10,000,000	10,000,000

Series G,
0.170%, VRD	4,900,000	4,900,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.170%, VRD	8,900,000	8,900,000

		33,800,000

Missouri—2.09%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,370,000	4,370,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.290%, VRD	8,400,000	8,400,000

Series C,
0.200%, VRD	6,900,000	6,900,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series A,
0.240%, VRD	2,200,000	2,200,000

Series E,
0.220%, VRD	1,500,000	1,500,000

University of Missouri Revenue (System Facilities),
Series A,
0.260%, VRD	2,655,000	2,655,000

Series B,
0.260%, VRD	5,100,000	5,100,000

		31,125,000

		53

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—1.36%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.240%, VRD	$17,300,000	$17,300,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.270%, VRD	2,900,000	2,900,000

		20,200,000

Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,700,000	9,700,000

New Hampshire—0.08%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.230%, VRD	1,200,000	1,200,000

New Jersey—0.37%
New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.200%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	450,914

		5,450,914

New Mexico—0.88%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,054,720

New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,013,919

		13,068,639

New York—8.53%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,014,820

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance),
Series B-1,
0.290%, VRD	6,090,000	6,090,000

54

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family Mortgage
Revenue (The Crest),
Series A,
0.330%, VRD	$13,000,000	$13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (2nd Generation Fiscal 2008),
Series BB-5,
0.180%, VRD	500,000	500,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.900%, VRD	39,950,000	39,950,000

New York City,
Subseries B-3,
0.230%, VRD	3,900,000	3,900,000

Subseries L-6,
0.180%, VRD	1,800,000	1,800,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3B,
0.180%, VRD	16,755,000	16,755,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.230%, VRD	4,900,000	4,900,000

New York State Housing Finance Agency Affordable Housing
Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.230%, VRD	3,900,000	3,900,000

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing),
Series A (FNMA Insured),
0.230%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	1,100,000	1,100,000

		55

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.230%, VRD	$5,700,000	$5,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3D,
0.850%, VRD	12,100,000	12,100,000

Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,017,226

		126,727,046

North Carolina—5.14%
Charlotte Water & Sewer System Revenue,
Series B,
0.280%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.260%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.280%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.280%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.290%, VRD	5,850,000	5,850,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.260%, VRD	4,800,000	4,800,000

Union County,
Series A,
0.260%, VRD	19,145,000	19,145,000

Wake County (Public Improvement),
Series B,
0.250%, VRD	5,900,000	5,900,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Wake County,
Series B,
0.230%, VRD	$11,700,000	$11,700,000

		76,405,000

Ohio—0.82%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.260%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.260%, VRD[1,2]	2,845,000	2,845,000

Ohio University General Receipts,
Series B,
0.200%, VRD	565,000	565,000

		12,210,000

Oregon—1.39%
Oregon Health Sciences University Revenue,
Series B-1,
0.230%, VRD	5,960,000	5,960,000

Series B-2,
0.240%, VRD	3,275,000	3,275,000

Oregon (Veterans Welfare),
Series 83,
0.600%, VRD	4,465,000	4,465,000

Series B,
0.600%, VRD	7,000,000	7,000,000

		20,700,000

Pennsylvania—2.90%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.250%, VRD	5,850,000	5,850,000

		57

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.250%, VRD	$5,900,000	$5,900,000

Emmaus General Authority Revenue,
Subseries F-22,
0.250%, VRD	2,400,000	2,400,000

Montgomery County,
Series A,
0.250%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Pennsylvania Higher Educational Facilties Authority Revenue
(Drexel University),
Series B,
0.260%, VRD	4,765,000	4,765,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.240%, VRD	1,400,000	1,400,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,007,514

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.280%, VRD	5,300,000	5,300,000

		43,122,514

South Carolina—1.27%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series C,
0.240%, VRD	10,950,000	10,950,000

58

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	$1,995,000	$1,995,000

Series D,
0.290%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.270%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—3.27%
Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue Refunding (Covenant Healthcare),
Series A,
0.270%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.310%, VRD	12,580,000	12,580,000

Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.280%, VRD	8,950,000	8,950,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.290%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.750%, VRD	17,190,000	17,190,000

		48,585,000

Texas—9.97%
Alamo Community College District (Citigroup ROCS
Series RR-II-R-883WF), (FGIC Insured),
0.250%, VRD[1,2]	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.800%, VRD	7,490,000	7,490,000

		59

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$12,080,000	$12,080,000

Houston Airport System Revenue Refunding (Sub Lien),
0.230%, VRD	3,000,000	3,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series B,
0.220%, VRD	14,265,000	14,265,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.260%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.270%, VRD	17,450,000	17,450,000

North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.270%, VRD	10,000,000	10,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.270%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.290%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.230%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.250%, VRD[1,2]	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.260%, VRD[1,2]	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.330%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.260%, VRD[1,2]	3,330,000	3,330,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	$20,000,000	$20,110,736

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	20,125,000	20,125,000

		148,215,736

Vermont—0.52%
Winooski Special Obligation Refunding,
Series A,
0.270%, VRD	7,700,000	7,700,000

Virginia—1.36%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.220%, VRD	2,700,000	2,700,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, VRD	10,000,000	10,000,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.210%, VRD	7,500,000	7,500,000

		20,200,000

Washington—5.89%
Central Puget Sound Regional Transportation Authority Sales & Use
Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.260%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282)
(AMBAC-TCRs Insured),
0.310%, VRD[1,2]	15,500,000	15,500,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	34,175,000	34,175,000

Series B,
0.270%, VRD	4,400,000	4,400,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.250%, VRD[1,2]	$5,085,000	$5,085,000

Washington Citigroup ROCS,
Series RR-II-R-11145 (AGM Insured),
0.260%, VRD[1,2]	6,725,000	6,725,000

Series RR-II-R-11298 (AGM Insured),
0.260%, VRD[1,2]	4,935,000	4,935,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments),
0.240%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.250%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD[1,2]	3,995,000	3,995,000

		87,460,000

West Virginia—0.35%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties),
Series A,
0.270%, VRD	5,150,000	5,150,000

Wisconsin—0.81%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services),
Series B,
0.240%, VRD	3,100,000	3,100,000

Wisconsin State,
Series B (NATL-RE Insured),
5.000%, due 05/01/11	5,280,000	5,280,000

		12,005,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—0.04%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.230%, VRD	$600,000	$600,000

Total municipal bonds and notes (cost—$1,221,105,469)		1,221,105,469

Tax-exempt commercial paper—16.98%

California—0.34%
Los Angeles Department of Water,
0.300%, due 06/14/11	5,000,000	5,000,000

Florida—0.86%
Florida Local Government,
0.310%, due 06/06/11	12,823,000	12,823,000

Georgia—1.05%
Atlanta Airport,
0.350%, due 05/25/11	7,500,000	7,500,000

0.310%, due 06/06/11	3,048,000	3,048,000

Emory University,
0.270%, due 05/02/11	5,000,000	5,000,000

		15,548,000

Illinois—0.67%
Illinois Educational Facilities Authority Revenue,
0.300%, due 06/07/11	10,000,000	10,000,000

Maryland—4.51%
Anne Arundel County,
0.320%, due 06/21/11	10,000,000	10,000,000

Baltimore County,
0.300%, due 06/13/11	30,400,000	30,400,000

Johns Hopkins University,
0.310%, due 08/04/11	9,929,000	9,929,000

0.300%, due 08/08/11	6,000,000	6,000,000

Montgomery County,
0.320%, due 06/09/11	5,400,000	5,400,000

0.310%, due 06/15/11	5,300,000	5,300,000

		67,029,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—0.67%
Harvard University,
0.280%, due 06/09/11	$10,000,000	$10,000,000

Michigan—1.01%
Trinity Health Credit Group,
0.300%, due 05/02/11	15,000,000	15,000,000

Minnesota—1.75%
Mayo Clinic,
0.270%, due 05/02/11	5,000,000	5,000,000

0.300%, due 06/09/11	16,000,000	16,000,000

0.300%, due 06/21/11	5,000,000	5,000,000

		26,000,000

New York—0.67%
Metropolitan Transportation Authority,
0.300%, due 05/03/11	5,000,000	5,000,000

0.260%, due 06/07/11	5,000,000	5,000,000

		10,000,000

Tennessee—1.35%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

0.320%, due 07/12/11	5,000,000	5,000,000

0.300%, due 10/25/11	5,000,000	5,000,000

		20,000,000

Texas—1.66%
Harris County,
0.300%, due 06/07/11	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 06/06/11	3,750,000	3,750,000

0.320%, due 06/06/11	6,850,000	6,850,000

Methodist Hospital,
0.350%, due 06/15/11	9,000,000	9,000,000

		24,600,000

64

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Washington—0.81%
University of Washington,
0.280%, due 05/10/11	$4,000,000	$4,000,000

0.250%, due 06/07/11	8,000,000	8,000,000

		12,000,000

Wisconsin—0.67%
City of Milwaukee,
0.300%, due 05/26/11	5,000,000	5,000,000

0.260%, due 06/13/11	5,000,000	5,000,000

		10,000,000

Wyoming—0.96%
PacifiCorp,
0.300%, due 05/05/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$252,225,000)		252,225,000

Total investments (cost—$1,473,330,469 which approximates
cost for federal income tax purposes)—99.16%		1,473,330,469

Other assets in excess of liabilities—0.84%		12,453,783

Net assets—100.00%		$1,485,784,252

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.48% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund

65

Tax-Free Master Fund
Statement of net assets—April 30, 2011

PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,221,105,469	$—	$1,221,105,469

Tax-exempt commercial paper	—	252,225,000	—	252,225,000

Total	$—	$1,473,330,469	$—	$1,473,330,469

Weighted average maturity—21 days

See accompanying notes to financial statements

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Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

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Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

69

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	51 days	47 days	35 days

Net assets (bln)	$29.6	$21.5	$22.6

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Commercial paper	50.3%	47.8%	50.6%

Repurchase agreements	16.4	10.0	12.8

Certificates of deposit	14.6	17.4	12.5

US government and agency obligations	13.5	17.5	16.2

US master note	3.2	3.8	3.6

Short-term corporate obligations	0.8	1.6	3.3

Time deposit	0.6	—	1.0

Other assets less liabilities	0.6	1.9	0.0 [3]

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

70

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	48 days	38 days	40 days

Net assets (bln)	$7.2	$8.0	$7.3

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Repurchase agreements	58.0%	71.0%	75.4%

US government obligations	34.6	26.0	24.5

Other assets less liabilities	7.4	3.0	0.1

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

71

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	21 days	23 days	14 days

Net assets (bln)	$1.5	$1.6	$1.9

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Municipal bonds and notes	82.2%	85.7%	89.5%

Tax-exempt commercial paper	17.0	13.9	11.3

Other assets less liabilities	0.8	0.4	(0.8)

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Master Trust
Statement of operations

For the year ended
April 30, 2011

Prime Master Fund

Investment income:
Interest	$71,754,318

Expenses:
Investment advisory and administration fees	23,285,066

Trustees’ fees	71,256

Net expenses	23,356,322

Net investment income	48,397,996

Net realized gain	97,704

Net increase in net assets resulting from operations	$48,495,700

Treasury Master Fund

Investment income:
Interest	$14,933,475

Expenses:
Investment advisory and administration fees	7,869,714

Trustees’ fees	30,668

7,900,382

Less: Expense reimbursements by advisor	(7,378)

Net expenses	7,893,004

Net investment income	7,040,471

Net realized gain	19,906

Net increase in net assets resulting from operations	$7,060,377

Tax-Free Master Fund

Investment income:
Interest	$4,570,248

Expenses:
Investment advisory and administration fees	1,639,988

Trustees’ fees	14,245

Net expenses	1,654,233

Net investment income	2,916,015

Net realized gain	6,398

Net increase in net assets resulting from operations	$2,922,413

See accompanying notes to financial statements

73

Master Trust
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

Prime Master Fund

From operations:
Net investment income	$48,397,996	$52,534,490

Net realized gain	97,704	201,183

Net increase in net assets resulting from operations	48,495,700	52,735,673

Net increase in net assets from beneficial interest transactions	6,929,088,964	2,931,246,583

Net increase in net assets	6,977,584,664	2,983,982,256

Net assets:
Beginning of year	22,591,869,074	19,607,886,818

End of year	$29,569,453,738	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$7,040,471	$10,317,114

Net realized gain	19,906	132,304

Net increase in net assets resulting from operations	7,060,377	10,449,418

Net decrease in net assets from beneficial interest transactions	(122,879,014)	(3,374,821,928)

Net decrease in net assets	(115,818,637)	(3,364,372,510)

Net assets:
Beginning of year	7,335,524,818	10,699,897,328

End of year	$7,219,706,181	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$2,916,015	$4,480,830

Net realized gain	6,398	164,409

Net increase in net assets resulting from operations	2,922,413	4,645,239

Net decrease in net assets from beneficial interest transactions	(450,269,676)	(841,553,891)

Net decrease in net assets	(447,347,263)	(836,908,652)

Net assets:
Beginning of year	1,933,131,515	2,770,040,167

End of year	$1,485,784,252	$1,933,131,515

See accompanying notes to financial statements

74

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Years ended April 30,			For the period
				August 28, 2007[1]
	2011	2010	2009	to April 30, 2008

Prime Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Net investment income	0.21%	0.25%	1.90%	4.28%[3]

Supplemental data:
Net assets, end of period (000’s)	$29,569,454	$22,591,869	$19,607,887	$13,948,101

Treasury Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Expenses after fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Net investment income	0.09%	0.12%	0.77%	2.96%[3]

Supplemental data:
Net assets, end of period (000’s)	$7,219,706	$7,335,525	$10,699,897	$6,711,384

Tax-Free Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after fee waivers by advisor	0.10%	0.10%[2]	0.04%	0.00%[3,4]

Net investment income	0.18%	0.20%	1.42%	2.73%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,485,784	$1,933,132	$2,770,040	$2,642,116

[1]	Commencement of operations.
[2]	Waiver by advisor represents less than 0.005%.
[3]	Annualized.
[4]	Amount represents less than 0.005%.

See accompanying notes to financial statements

75

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

76

Master Trust
Notes to financial statements

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010 have been implemented.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special

77

Master Trust
Notes to financial statements

“tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under

78

Master Trust
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $4,597,422, $1,196,434 and $250,511, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2011, UBS Global AM did not owe the Master Funds for independent trustees fees and interest expense. In addition, UBS Global AM has undertaken to waive fees in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2011, UBS Global AM voluntarily waived $7,378 for Treasury Master Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested director of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Master Funds

79

Master Trust
Notes to financial statements

purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$95,723,341,837

Treasury Master Fund	169,119,943,833

Tax-Free Master Fund	905,076,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2011, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has

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Master Trust
Notes to financial statements

agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the year ended April 30, 2011.

Other liabilities
At April 30, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$10,001,564

* Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2011	2010

Contributions	$62,006,201,623	$42,776,750,451

Withdrawals	(55,077,112,659)	(39,845,503,868)

Net increase in beneficial interest	$6,929,088,964	$2,931,246,583

	For the years ended April 30,

Treasury Master Fund	2011	2010

Contributions	$15,572,222,458	$10,240,126,831

Withdrawals	(15,695,101,472)	(13,614,948,759)

Net decrease in beneficial interest	$(122,879,014)	$(3,374,821,928)

	For the years ended April 30,

Tax-Free Master Fund	2011	2010

Contributions	$1,496,454,004	$2,552,766,939

Withdrawals	(1,946,723,680)	(3,394,320,830)

Net decrease in beneficial interest	$(450,269,676)	$(841,553,891)

		81

Master Trust
Notes to financial statements

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Subsequent event
The Board of Trustees of Master Trust—Prime Master Fund has voted to approve, subject to approval by the holders of interests in the fund, a proposal to change that fund’s investment policies to permit it to invest a larger portion of its assets in a group of industries, summarized as follows:

Current concentration policy—The fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, the fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The fund may not concentrate its investments in any other industry outside of financial services. That is, the fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own an interest in the fund on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will

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Master Trust
Notes to financial statements

be asked to vote on the proposal. If approved by holders of interests, the fund would be required to invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and provided to holders of interests as of the record date.

83

Master Trust
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

84

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Board of Trustees & Officers
 The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

86

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

87

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 75 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

88

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

89

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 51 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman) (until term-limited). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

90

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

91

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

92

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) (prior to which he was a director) (since 2000) and head of the North American Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

93

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

94

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

95

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

96

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

97

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

98

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $241,900 and $241,900, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $38,793 and $38,478, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2010 and 2009 semiannual financial statements and (2) review of the consolidated 2009 and 2008 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $138,525 and $114,040, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2011 and April 30, 2010, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through December 2010)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

...

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2011, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)
For the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate fees billed by E&Y of $317,318 and $1,627,184, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2011	2010
Covered Services	$177,318	$152,518
Non-Covered Services	140,000	1,474,666

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 8, 2011